UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Sarah Clinton, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

SEPTEMBER 30, 2025

Semi-Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class I

|  BXMIX

Fund Overview

This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$164Footnote Reference*	3.16%Footnote Reference**

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

What did the Fund invest in? (as of September 30, 2025)

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class I

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the period ended September 30, 2025.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 26.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

SEPTEMBER 30, 2025

Semi-Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class D

|  BXMDX

Fund Overview

This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$176Footnote Reference*	3.41%Footnote Reference**

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

What did the Fund invest in? (as of September 30, 2025)

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class D

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the period ended September 30, 2025.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 26.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

SEPTEMBER 30, 2025

Semi-Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class Y

|  BXMYX

Fund Overview

This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$160Footnote Reference*	3.09%Footnote Reference**

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

What did the Fund invest in? (as of September 30, 2025)

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class Y

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the period ended September 30, 2025.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 26.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Registrant’s Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Registrant’s Financial Statements filed under Item 7(a) of this form.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Six Months Ended September 30, 2025

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

September 30, 2025 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 102.8%
COMMON STOCK — 31.0%
Africa — 0.0%
Energy — 0.0%
Kosmos Energy Ltd. (a)	4,400	$7,304

Materials — 0.0%
Sasol Ltd., ADR (a)	5,000	31,100
Sibanye Stillwater Ltd., ADR (a)	33,900	381,036

		412,136

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	11,400	77,748

Total Africa		497,188

Asia — 0.5%
Automobiles & Components — 0.0%
Hesai Group, ADR (a)	2,900	81,490
NIO, Inc., ADR (a)	7,900	60,198
Niu Technologies, ADR (a)	200	938

		142,626

Banks — 0.0%
Mitsubishi UFJ Financial Group, Inc. (b)	31,700	513,168

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	3	16
China Yuchai International Ltd.	200	8,274
Fujikura Ltd. (a),(b)	4,200	410,529
Greenland Technologies Holding Corp. (a)	100	132

		418,951

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd., Class A (a),(c)	27	38

Consumer Durables & Apparel — 0.0%
Viomi Technology Co., Ltd., ADR (a)	300	1,002

Consumer Services — 0.0%
Genius Group Ltd. (a)	8	8
Golden Heaven Group Holdings Ltd. (a)	7	52
Jiade Ltd., Class A (a)	1	2
MakeMyTrip Ltd. (a)	7,568	708,365
New Oriental Education & Technology Group, Inc., ADR (a)	110	5,837
TAL Education Group, ADR (a)	8,300	92,960
Wah Fu Education Group Ltd. (a)	700	1,288

		808,512

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.1%
Chenghe Acquisition III Co. (a)	36,872	$367,983
Futu Holdings Ltd., ADR (a)	7,300	1,269,543
Japan Exchange Group, Inc. (b)	22,500	251,419
LexinFintech Holdings Ltd., ADR	22,400	119,392
Lufax Holding Ltd., ADR (a)	10,300	41,818
X Financial, ADR	400	5,504

		2,055,659

Energy — 0.0%
Leishen Energy Holding Co., Ltd. (a)	29	150
OMS Energy Technologies, Inc. (a)	100	425
PTL Ltd., Class A (a)	7	1

		576

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	1,500	3,105
Meiwu Technology Co. Ltd. (a)	50	99

		3,204

Food, Beverage & Tobacco — 0.0%
RLX Technology, Inc., ADR	600	1,578

Materials — 0.0%
CN Energy Group, Inc., Class A (a)	2	5
Silvercorp Metals, Inc.	20,000	126,400

		126,405

Media & Entertainment — 0.1%
Bilibili, Inc., ADR (a)	2,300	64,607
GD Culture Group Ltd. (a)	6	35
Grindr, Inc. (a)	23,400	351,468
HUYA, Inc., ADR (a)	100	333
iQIYI, Inc., ADR (a)	73,800	188,928
Nintendo Co., Ltd. (b)	9,300	805,265
Pop Culture Group Co. Ltd., Class A (a)	40	36
Tencent Music Entertainment Group, ADR	3,000	70,020
Weibo Corp., ADR	6,900	85,560
WiMi Hologram Cloud, Inc., Class B (a)	93	424

		1,566,676

Retailing — 0.3%
ATRenew, Inc., ADR (a)	1,900	8,740
Baozun, Inc., ADR (a)	9,500	38,475

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Coupang, Inc. (a),(b)	152,853	$4,921,867
J-Long Group Ltd., Class A (a)	45	292
Sea Ltd., ADR (a)	29,200	5,218,916
Tokyo Lifestyle Co., Ltd., ADR (a)	10	39
Vipshop Holdings Ltd., ADR	1,800	35,352

		10,223,681

Semiconductors & Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. (a)	4,700	14,711
United Microelectronics Corp., ADR	13,100	99,298

		114,009

Software & Services — 0.0%
Agora, Inc., ADR (a)	800	3,056
Vnet Group, Inc., ADR (a)	60,400	623,932
Xunlei Ltd., ADR (a)	100	957

		627,945

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	79,200	69,823

Telecommunication Services — 0.0%
KT Corp., ADR	2,400	46,800
VEON Ltd., ADR (a)	400	21,772

		68,572

Total Asia		16,742,425

Europe — 0.7%
Automobiles & Components — 0.1%
Ferrari NV (b)	3,163	1,528,485

Capital Goods — 0.1%
AerCap Holdings NV	9,700	1,173,700
Luxfer Holdings PLC, ADR	2,100	29,190
Rheinmetall AG (b)	226	526,558
Siemens AG (b)	6,404	1,723,267

		3,452,715

Consumer Durables & Apparel — 0.0%
Birkenstock Holding PLC (a)	18,921	856,175
Cie Financiere Richemont SA (b)	1,511	287,755
Ermenegildo Zegna NV	800	7,560
Moncler SpA (b)	1,063	62,239

		1,213,729

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.1%
Klarna Group PLC (a)	9,460	$346,709
Marex Group PLC	60,187	2,023,487
UBS Group AG (b)	37,608	1,536,289

		3,906,485

Energy — 0.0%
Equinor ASA (b)	8,563	208,850
FLEX LNG Ltd.	200	5,040
KNOT Offshore Partners LP	2,800	24,696
StealthGas, Inc. (a)	3,800	24,890

		263,476

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.	6,800	89,420

Health Care Equipment & Services — 0.0%
OneMedNet Corp. (a)	31	34

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	2,800	63,280

Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
AC Immune SA (a)	200	578
Achilles Therapeutics PLC, ADR (a),(d)	1,700	2,516
Amarin Corp. PLC, ADR (a)	685	11,220
Argenx SE, ADR (a)	1,400	1,032,584
AstraZeneca PLC, ADR (b)	5,170	396,643
Bicycle Therapeutics PLC, ADR (a)	1,500	11,610
Compass Pathways PLC, ADR (a)	8,700	49,851
CRISPR Therapeutics AG (a)	7,800	505,518
Genmab AS, ADR (a)	17,000	521,390
Immunocore Holdings PLC, ADR (a)	4,100	148,953
Mereo Biopharma Group PLC, ADR (a)	3,300	6,798
Novo Nordisk AS, ADR	11,300	627,037
ProQR Therapeutics NV (a)	4,500	9,585
Prothena Corp. PLC (a)	3,000	29,280
Silence Therapeutics PLC, ADR (a)	1,500	7,785
uniQure NV (a)	10,700	624,559
Zura Bio Ltd. (a)	3,100	13,423

		3,999,330

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	9,700	112,617

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Infineon Technologies AG (b)	5,428	$211,575
NXP Semiconductors NV (b)	4,413	1,004,973

		1,216,548

Software & Services — 0.3%
Accenture PLC, Class A	5,500	1,356,300
Argo Blockchain PLC, ADR (a)	100	26
Materialise NV, ADR (a)	100	557
Nebius Group NV (a)	89,241	10,019,087

		11,375,970

Transportation — 0.0%
Diana Shipping, Inc.	100	168
Global Ship Lease, Inc., Class A	8,300	254,810
Ryanair Holdings PLC, ADR	50	3,011
Safe Bulkers, Inc.	2,700	11,988
Star Bulk Carriers Corp.	24	446

		270,423

Total Europe		27,492,512

Middle East — 0.3%
Automobiles & Components — 0.2%
Mobileye Global, Inc., Class A (a)	430,213	6,074,607

Capital Goods — 0.1%
Elbit Systems Ltd.	9,460	4,822,708
Nano Dimension Ltd., ADR (a)	2,800	4,396

		4,827,104

Diversified Financials — 0.0%
Etoro Group Ltd., Class A (a)	18,921	780,870

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	700	10,549

Household & Personal Products — 0.0%
Oddity Tech Ltd., Class A (a)	3,400	211,820

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	14,300	48,763

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	4,900	7,203
Kamada Ltd. (a)	600	4,164

		11,367

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	4,300	$451,715
Valens Semiconductor Ltd. (a)	1,800	3,222

		454,937

Software & Services — 0.0%
Alarum Technologies Ltd., ADR (a)	300	4,482
Allot Ltd. (a)	300	3,174
Cognyte Software Ltd. (a)	500	4,200
SimilarWeb Ltd. (a)	100	930
Wix.com Ltd. (a)	1,600	284,208

		296,994

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,400	13,328
Ceragon Networks Ltd. (a)	1,000	2,330

		15,658

Telecommunication Services — 0.0%
Turkcell Iletisim Hizmetleri AS, ADR	1,500	9,030

Total Middle East		12,741,699

North America — 29.3%
Automobiles & Components — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	2,434	14,628
Empery Digital, Inc. (a)	49	369
General Motors Co. (b)	33,763	2,058,530
Holley, Inc. (a)	800	2,512
Motorcar Parts of America, Inc. (a)	800	13,232
QuantumScape Corp. (a)	15,000	184,800
Rivian Automotive, Inc., Class A (a)	230,900	3,389,612
Stoneridge, Inc. (a)	1,500	11,430
Tesla, Inc. (a)	100	44,472
Winnebago Industries, Inc.	200	6,688

		5,726,273

Banks — 3.4%
1st Source Corp.	300	18,468
Amerant Bancorp, Inc.	2,100	40,467
Ameris Bancorp	144,380	10,584,498
Arrow Financial Corp.	522	14,773
Associated Banc-Corp.	1,400	35,994
Atlantic Union Bankshares Corp.	270,408	9,542,698
Avidbank Holdings, Inc. (a)	10,264	261,732
Banc of California, Inc.	1,774	29,360

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Bank of America Corp. (b)	271,010	$13,981,406
Bank of Hawaii Corp.	200	13,128
Bank of Marin Bancorp	600	14,568
Bar Harbor Bankshares	200	6,092
BayCom Corp.	200	5,750
Blue Ridge Bankshares, Inc. (a)	500	2,115
Bridgewater Bancshares, Inc. (a)	600	10,560
Business First Bancshares, Inc.	600	14,166
Byline Bancorp, Inc.	300	8,319
Cadence Bank	405,089	15,207,041
Camden National Corp.	300	11,577
Capital City Bank Group, Inc.	200	8,358
Capitol Federal Financial, Inc.	12,400	78,740
Carter Bankshares, Inc. (a)	400	7,764
Central Pacific Financial Corp.	2,300	69,782
ChoiceOne Financial Services, Inc.	200	5,792
Citigroup, Inc. (b)	1,837	186,456
Civista Bancshares, Inc.	2,260	45,901
CNB Financial Corp.	500	12,100
Coastal Financial Corp. (a)	300	32,451
CoastalSouth Bancshares, Inc. (a)	16,004	349,047
Colony Bankcorp, Inc.	900	15,309
Columbia Banking System, Inc.	7,291	187,670
Columbia Financial, Inc. (a)	100	1,501
Comerica, Inc.	228,320	15,644,486
Commerce Bancshares, Inc.	900	53,784
Community Trust Bancorp, Inc.	400	22,380
Community West Bancshares	100	2,084
ConnectOne Bancorp, Inc.	1,042	25,852
Cullen/Frost Bankers, Inc.	1,300	164,801
CVB Financial Corp.	200	3,782
Eagle Bancorp, Inc.	168,727	3,411,660
Farmers National Banc Corp.	800	11,528
Financial Institutions, Inc.	400	10,880
First Bank	200	3,258
First Busey Corp.	33	764
First Community Bankshares, Inc.	200	6,960
First Community Corp.	1,100	31,042
First Financial Corp.	200	11,288
First Foundation, Inc. (a)	481,090	2,679,671
First Horizon Corp.	688,490	15,566,759
First Internet Bancorp	200	4,486
First Interstate BancSystem, Inc., Class A	61,937	1,973,932
First Western Financial, Inc. (a)	30,202	695,401
Firstsun Capital Bancorp (a)	600	23,274
Five Star Bancorp	100	3,220

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Flagstar Financial, Inc.	1,668	$19,265
Flushing Financial Corp.	7,100	98,051
FS Bancorp, Inc.	100	3,992
Great Southern Bancorp, Inc.	100	6,125
Hanmi Financial Corp.	1,700	41,973
Heritage Commerce Corp.	4,300	42,699
Heritage Financial Corp.	1,800	43,542
Hilltop Holdings, Inc.	600	20,052
Hingham Institution For Savings	18,752	4,946,403
HomeTrust Bancshares, Inc.	300	12,282
Hope Bancorp, Inc.	15,700	169,089
Horizon Bancorp, Inc.	1,800	28,818
Independent Bank Corp.	600	18,585
JPMorgan Chase & Co.	42,200	13,311,146
Kearny Financial Corp.	10,900	71,613
LCNB Corp.	200	2,998
Live Oak Bancshares, Inc.	1,400	49,308
Mercantile Bank Corp.	300	13,500
Metrocity Bankshares, Inc.	100	2,769
Metropolitan Bank Holding Corp.	400	29,928
Midland States Bancorp, Inc.	1,100	18,854
MidWestOne Financial Group, Inc.	200	5,658
National Bank Holdings Corp., Class A	400	15,456
NB Bancorp, Inc.	600	10,590
Northfield Bancorp, Inc.	2,600	30,680
Northpointe Bancshares, Inc.	20,665	352,958
OceanFirst Financial Corp.	3,400	59,738
OFG Bancorp	1,300	56,537
Old Second Bancorp, Inc.	100	1,729
Orrstown Financial Services, Inc.	487	16,548
Pathward Financial, Inc.	600	44,406
Peapack-Gladstone Financial Corp.	600	16,560
Peoples Bancorp, Inc.	600	17,994
Preferred Bank	400	36,156
Primis Financial Corp.	33,714	354,334
Provident Financial Services, Inc.	1,243	23,965
RBB Bancorp	400	7,504
S&T Bancorp, Inc.	200	7,518
Seacoast Banking Corp. of Florida	367,101	11,170,883
Shore Bancshares, Inc.	200	3,282
Sierra Bancorp	200	5,782
Simmons First National Corp., Class A	14,491	277,792
SmartFinancial, Inc.	6,335	226,350
South Plains Financial, Inc.	400	15,460
Southern First Bancshares, Inc. (a)	100	4,412
Southern Missouri Bancorp, Inc.	100	5,256
Southside Bancshares, Inc.	1,700	48,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Southstate Bank Corp.	32	$3,164
Stellar Bancorp, Inc.	119,184	3,616,043
Texas Capital Bancshares, Inc. (a)	40,497	3,423,211
TFS Financial Corp.	300	3,953
Tompkins Financial Corp.	100	6,621
TriCo Bancshares	700	31,087
TrustCo Bank Corp.	420	15,246
UMB Financial Corp.	20	2,367
United Bankshares, Inc.	100	3,721
Univest Financial Corp.	1,000	30,020
Washington Trust Bancorp, Inc.	700	20,230
Wells Fargo & Co. (b)	6,359	533,011
West BanCorp, Inc.	200	4,064
Westamerica BanCorp	900	44,991

		130,659,169

Capital Goods — 3.6%
3D Systems Corp. (a)	30,700	89,030
AeroVironment, Inc. (a)	22,705	7,149,577
Allient, Inc.	300	13,425
AMETEK, Inc.	91,250	17,155,000
Amprius Technologies, Inc. (a)	8,300	87,316
Apogee Enterprises, Inc.	1,200	52,284
Armstrong World Industries, Inc.	300	58,803
Atkore, Inc.	200	12,548
Atmus Filtration Technologies, Inc.	30	1,353
Ballard Power Systems, Inc. (a)	72,100	196,112
Bloom Energy Corp., Class A (a)	52,638	4,451,596
Blue Bird Corp. (a)	1,200	69,060
BlueLinx Holdings, Inc. (a)	600	43,848
Boise Cascade Co.	200	15,464
Centuri Holdings, Inc. (a)	113,524	2,403,303
ChargePoint Holdings, Inc. (a)	25	273
Cleancore Solutions, Inc., Class B (a)	30	61
Columbus McKinnon Corp.	400	5,736
Commercial Vehicle Group, Inc. (a)	7,200	12,240
Concrete Pumping Holdings, Inc. (a)	1,100	7,755
Cummins, Inc.	31	13,093
Dover Corp.	100	16,683
Enovix Corp. (a)	3,100	30,907
Federal Signal Corp.	400	47,596
Firefly Aerospace, Inc. (a)	28,182	826,296
Fluence Energy, Inc. (a)	18,500	199,800
FreightCar America, Inc. (a)	400	3,912
FTAI Aviation Ltd.	800	133,488
FTC Solar, Inc. (a)	0	164

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
FuelCell Energy, Inc. (a)	7,421	$57,884
GE Vernova, Inc.	15,600	9,592,440
Global Industrial Co.	700	25,669
Gorman-Rupp Co. (The)	400	18,564
Graco, Inc.	75,313	6,398,593
GrafTech International Ltd. (a)	130	1,667
Granite Construction, Inc.	100	10,965
Great Lakes Dredge & Dock Corp. (a)	3,400	40,766
Griffon Corp.	1,300	98,995
HEICO Corp.	4,700	1,517,254
HEICO Corp., Class A	67,800	17,227,302
Helios Technologies, Inc.	200	10,426
Honeywell International, Inc.	2,300	484,150
Hudson Technologies, Inc. (a)	2,600	25,818
IDEX Corp.	31,312	5,096,341
Insteel Industries, Inc.	300	11,502
Intuitive Machines, Inc. (a)	3,300	34,716
Karat Packaging, Inc.	100	2,521
Karman Holdings, Inc. (a)	66,222	4,781,228
Kennametal, Inc.	300	6,279
Kratos Defense & Security Solutions, Inc. (a)	94,603	8,643,876
L3Harris Technologies, Inc. (b)	3,506	1,070,767
Legence Corp., Class A (a)	75,683	2,331,793
Lockheed Martin Corp.	26,100	13,029,381
LSI Industries, Inc.	100	2,361
Manitowoc Co., Inc. (The) (a)	3,800	38,038
Microvast Holdings, Inc. (a)	900	3,465
Miller Industries, Inc.	300	12,126
Momentus, Inc. (a)	2	3
Net Power, Inc. (a)	2,600	7,826
NPK International, Inc. (a)	1,100	12,441
Nuvve Holding Corp. (a)	2	—
NWPX Infrastructure, Inc. (a)	400	21,172
Park Aerospace Corp.	500	10,170
Plug Power, Inc. (a)	13,400	31,222
Quanex Building Products Corp.	100	1,422
QXO, Inc. (a)	75,683	1,442,518
RBC Bearings, Inc. (a)	46,338	18,085,258
Redwire Corp. (a)	1,400	12,586
SES AI Corp. (a)	5,600	9,352
Simpson Manufacturing Co., Inc.	46,802	7,837,463
SPX Technologies, Inc. (a)	14,191	2,650,595
StandardAero, Inc. (a)	70,952	1,936,280
Stem, Inc. (a)	100	1,752
Stratasys Ltd. (a)	100	1,120
Sunrun, Inc. (a)	39,885	689,612
Symbotic, Inc. (a)	700	37,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tecogen, Inc. (a)	400	$3,524
Thermon Group Holdings, Inc. (a)	1,500	40,080
Tigo Energy, Inc. (a)	400	1,000
Timken Co.	600	45,108
Titan Machinery, Inc. (a)	1,000	16,740
Tutor Perini Corp. (a)	1,600	104,944
Ultralife Corp. (a)	400	2,728
V2X, Inc. (a)	18,921	1,099,121
Voyager Technologies, Inc., Class A (a)	35,486	1,056,773
Wabash National Corp.	500	4,935
Westwater Resources, Inc. (a)	3,300	3,131
Willis Lease Finance Corp.	800	109,672
Xos, Inc. (a)	700	1,890

		138,949,778

Commercial & Professional Services — 0.5%
ABM Industries, Inc.	100	4,612
ACCO Brands Corp.	8,400	33,516
Amentum Holdings, Inc. (a)	791	18,944
Bitcoin Depot, Inc. (a)	5,800	19,488
Booz Allen Hamilton Holding Corp.	200	19,990
BrightView Holdings, Inc. (a)	2,800	37,520
Cintas Corp.	1,200	246,312
Civeo Corp.	325	7,475
Clean Harbors, Inc. (a)	700	162,554
Copart, Inc. (a)	200,000	8,994,000
CRA International, Inc.	1,500	312,795
Ennis, Inc.	500	9,140
ExlService Holdings, Inc. (a)	12,800	563,584
Exponent, Inc.	3,600	250,128
Fiverr International Ltd. (a)	5,300	129,373
Forrester Research, Inc. (a)	1,500	15,900
Franklin Covey Co. (a)	600	11,646
GEE Group, Inc. (a)	5,200	1,075
GEO Group, Inc. (a)	1,000	20,490
HNI Corp.	34	1,593
IBEX Holdings Ltd. (a)	1,600	64,832
ICF International, Inc.	1,000	92,800
Insperity, Inc.	1,900	93,480
Kelly Services, Inc., Class A	5,600	73,472
ManpowerGroup, Inc.	100	3,790
Millennium Corp. (a),(b),(d)	60,879	2,906,972
Mistras Group, Inc. (a)	400	3,936
Paycom Software, Inc.	2,100	437,094
Paylocity Holding Corp. (a)	400	63,708
Planet Labs PBC (a)	1,200	15,576
Quad/Graphics, Inc.	2,400	15,024

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
RCM Technologies, Inc. (a)	500	$13,275
Republic Services, Inc.	300	68,844
Resources Connection, Inc.	300	1,515
ShiftPixy, Inc. (a),(d)	1	7
Spire Global, Inc. (a)	350	3,847
Tetra Tech, Inc.	100	3,338
TrueBlue, Inc. (a)	700	4,291
TTEC Holdings, Inc. (a)	10,900	36,624
UL Solutions, Inc., Class A	37,841	2,681,413
Upwork, Inc. (a)	5,900	109,563
Verisk Analytics, Inc., Class A (b)	4,994	1,256,041
Waste Connections, Inc.	5,500	966,900
Willdan Group, Inc. (a)	1,100	106,359

		19,882,836

Consumer Durables & Apparel — 0.1%
Algorhythm Holdings, Inc. (a)	5	13
Allbirds, Inc., Class A (a)	395	2,240
Capri Holdings Ltd. (a)	200	3,984
Carter’s, Inc.	800	22,576
Cricut, Inc., Class A	500	3,145
Crocs, Inc. (a)	100	8,355
Figs, Inc., Class A (a)	2,100	14,049
Fossil Group, Inc. (a)	10,800	27,756
GoPro, Inc., Class A (a)	21,800	46,216
Hooker Furnishings Corp.	300	3,045
iRobot Corp. (a)	7,200	25,848
JAKKS Pacific, Inc.	400	7,492
Johnson Outdoors, Inc., Class A	300	12,117
KB Home	200	12,728
Legacy Housing Corp. (a)	500	13,755
Leggett & Platt, Inc.	12,500	111,000
Lennar Corp., Class A	300	37,812
Levi Strauss & Co., Class A	1,300	30,290
Lululemon Athletica, Inc. (a)	100	17,793
M/I Homes, Inc. (a)	200	28,888
Oxford Industries, Inc.	600	24,324
Peloton Interactive, Inc., Class A (a)	75,500	679,500
Polaris, Inc.	6,700	389,471
Purple Innovation, Inc. (a)	2,400	2,242
Ralph Lauren Corp.	300	94,068
Smith & Wesson Brands, Inc.	10,600	104,198
Sonos, Inc. (a)	2,500	39,500
Sturm Ruger & Co., Inc.	1,500	65,205
Superior Group of Cos., Inc.	200	2,144
Tapestry, Inc.	1,800	203,796
Tri Pointe Homes, Inc. (a)	900	30,573

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Twin Vee PowerCats Co. (a)	100	$274
Unifi, Inc. (a)	1,800	8,568
Universal Electronics, Inc. (a)	1,200	5,592
Vera Bradley, Inc. (a)	900	1,809

		2,080,366

Consumer Services — 0.7%
Accel Entertainment, Inc. (a)	100	1,107
ADT, Inc.	99,903	870,155
Airbnb, Inc., Class A (a)	72,600	8,815,092
Amesite, Inc. (a)	33	101
Black Rock Coffee Bar, Inc., Class A (a)	18,921	451,455
Bloomin’ Brands, Inc.	19,700	141,249
Bright Horizons Family Solutions, Inc. (a)	900	97,713
Brinker International, Inc. (a)	5,800	734,744
Caesars Entertainment, Inc. (a)	24	648
Carriage Services, Inc.	900	40,086
Chegg, Inc. (a)	22,800	34,428
Coursera, Inc. (a)	2,500	29,275
Dine Brands Global, Inc.	3,600	88,992
Domino’s Pizza, Inc.	100	43,171
DoorDash, Inc., Class A (a),(b)	33,367	9,075,490
Duolingo, Inc. (a)	7,400	2,381,616
El Pollo Loco Holdings, Inc. (a)	500	4,850
European Wax Center, Inc., Class A (a)	1,900	7,581
Frontdoor, Inc. (a)	200	13,458
GEN Restaurant Group, Inc. (a)	300	825
Golden Entertainment, Inc.	100	2,358
Hilton Grand Vacations, Inc. (a)	28,381	1,186,610
Hilton Worldwide Holdings, Inc.	1,200	311,328
Jack in the Box, Inc.	1,700	33,609
Kura Sushi USA, Inc., Class A (a)	300	17,823
Life Time Group Holdings, Inc. (a)	9,600	264,960
Light & Wonder, Inc. (a)	100	8,394
Lincoln Educational Services Corp. (a)	800	18,800
Lindblad Expeditions Holdings, Inc. (a)	2,100	26,880
McGraw Hill, Inc. (a)	37,794	474,315
Perdoceo Education Corp.	200	7,532
Red Robin Gourmet Burgers, Inc. (a)	1,100	7,546
Rush Street Interactive, Inc. (a)	10,900	223,232
Sabre Corp. (a)	29,300	53,619
Sonder Holdings, Inc. (a)	25	32
Stubhub Holdings, Inc., Class A (a)	28,381	477,936
Sweetgreen, Inc., Class A (a)	9,500	75,810
Udemy, Inc. (a)	4,000	28,040
Viking Holdings Ltd. (a)	30,800	1,914,528

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Wendy’s Co.	2,600	$23,816
Wingstop, Inc. (b)	563	141,696

		28,130,900

Diversified Financials — 2.9%
Acadian Asset Management, Inc.	40,102	1,931,312
Alerus Financial Corp.	400	8,856
ARMOUR Residential REIT, Inc.	40	598
Atlanticus Holdings Corp. (a)	100	5,858
B Riley Financial, Inc. (a)	100	597
Bain Capital Specialty Finance, Inc.	1,400	19,950
Barings BDC, Inc.	2,200	19,272
Berkshire Hathaway, Inc., Class B (a),(b)	490	246,343
BlackRock TCP Capital Corp.	8,401	52,086
BrightSpire Capital, Inc.	1,300	7,059
Bullish (a)	34,807	2,214,073
Capital One Financial Corp. (b)	5,583	1,186,834
Capital Southwest Corp.	9,600	209,856
Carlyle Secured Lending, Inc.	700	8,750
Cass Information Systems, Inc.	200	7,866
Charles Schwab Corp. (The)	101,600	9,699,752
Cherry Hill Mortgage Investment Corp.	2,900	6,931
Chime Financial, Inc., Class A (a)	28,981	584,547
Chimera Investment Corp.	698	9,228
CION Investment Corp.	800	7,584
CME Group, Inc.	16,212	4,380,320
Compass Diversified Holdings	2,400	15,888
Corebridge Financial, Inc.	94,603	3,032,026
Credit Acceptance Corp. (a)	200	93,386
Crescent Capital BDC, Inc.	1,100	15,686
Dave, Inc. (a)	2,400	478,440
Essent Group Ltd.	1,100	69,916
Euronet Worldwide, Inc. (a)	100	8,781
EZCORP, Inc., Class A (a)	13,800	262,752
Fidelity National Information Services, Inc. (b)	26,674	1,758,884
Figure Technology Solutions, Inc., Class A (a)	55,330	2,012,352
Fiserv, Inc. (a)	1,000	128,930
Flywire Corp. (a)	47,362	641,281
Galaxy Digital, Inc., Class A (a)	378,413	12,794,144
GCM Grosvenor, Inc., Class A	47,186	569,535
Gemini Space Station, Inc., Class A (a)	27,339	655,042
Goldman Sachs Group, Inc.	200	159,270
Granite Point Mortgage Trust, Inc.	1,500	4,500
Green Dot Corp., Class A (a)	11,700	157,131
Hercules Capital, Inc.	7,900	149,389
Interactive Brokers Group, Inc., Class A	50,800	3,495,548
Invesco Mortgage Capital, Inc.	3,600	27,216

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Jackson Financial, Inc., Class A	200	$20,246
Jefferies Financial Group, Inc.	9,000	588,780
Jefferson Capital, Inc.	21,841	376,976
Ladder Capital Corp., Class A	11,300	123,283
LendingClub Corp. (a)	5,100	77,469
LPL Financial Holdings, Inc.	4,730	1,573,624
MarketAxess Holdings, Inc.	67,402	11,744,798
Marqeta, Inc., Class A (a)	339,388	1,791,969
Mastercard, Inc., Class A	19,600	11,148,676
Medallion Financial Corp.	1,400	14,140
Merchants Bancorp	50	1,590
Miami International Holdings, Inc. (a)	109,666	4,415,153
Mogo, Inc. (a)	3	5
Morgan Stanley	300	47,688
Morningstar, Inc.	400	92,804
MSCI, Inc., Class A	2,000	1,134,820
Nasdaq, Inc.	95,003	8,403,015
NewtekOne, Inc.	28,168	322,524
Northern Trust Corp.	13,836	1,862,326
Nuveen Churchill Direct Lending Corp.	1,600	22,080
Oaktree Specialty Lending Corp.	31	405
OFS Capital Corp.	1,900	14,611
Onity Group, Inc. (a)	94	3,756
Open Lending Corp., Class A (a)	19,100	40,301
Oportun Financial Corp. (a)	8,700	53,679
Oppenheimer Holdings, Inc., Class A	600	44,346
OppFi, Inc. (a)	6,800	77,044
Oxford Square Capital Corp.	3,000	4,770
Palmer Square Capital BDC, Inc.	900	11,043
Payoneer Global, Inc. (a)	35,700	215,985
PayPal Holdings, Inc. (a)	2,300	154,238
Paysafe Ltd. (a)	975	12,597
Paysign, Inc. (a)	2,900	18,241
PennyMac Financial Services, Inc.	1,600	198,208
Piper Sandler Cos.	11,060	3,837,709
Prestige Wealth, Inc. (a)	20	14
Priority Technology Holdings, Inc. (a)	1,400	9,618
Prospect Capital Corp.	59,000	162,250
Radian Group, Inc.	1,200	43,464
Regional Management Corp.	200	7,792
Rithm Property Trust, Inc.	6,200	15,624
Robinhood Markets, Inc., Class A (a)	1,100	157,498
Rocket Cos., Inc., Class A (a)	61,336	1,188,692
Runway Growth Finance Corp.	8,600	87,376
S&P Global, Inc.	12	5,841
Shift4 Payments, Inc., Class A (a)	7,730	598,302
Silvercrest Asset Management Group, Inc., Class A	400	6,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sixth Street Specialty Lending, Inc.	605	$13,830
SLM Corp.	1,600	44,288
SLR Investment Corp.	3,900	59,631
SoFi Technologies, Inc. (a)	266,905	7,051,630
Starwood Property Trust, Inc.	189,206	3,664,920
State Street Corp.	1,200	139,212
Stellus Capital Investment Corp.	2,100	27,426
SuRo Capital Corp.	100	900
TPG RE Finance Trust, Inc.	10,900	93,304
Tradeweb Markets, Inc., Class A	3,149	349,476
TriplePoint Venture Growth BDC Corp., Class B	4,300	24,811
Two Harbors Investment Corp.	50	494
Upstart Holdings, Inc. (a)	1,900	96,520
UWM Holdings Corp.	49,800	303,282
Velocity Financial, Inc. (a)	100	1,814
Visa, Inc., Class A	7,651	2,611,898
Walker & Dunlop, Inc.	500	41,810
Waterstone Financial, Inc.	300	4,680
WhiteHorse Finance, Inc.	3,500	24,220
WisdomTree, Inc.	11,100	154,290

		112,577,875

Energy — 0.4%
Aemetis, Inc. (a)	200	450
APA Corp.	337	8,182
California Resources Corp.	500	26,590
Cheniere Energy, Inc.	100	23,498
Crescent Energy Co., Class A	830	7,404
Delek U.S. Holdings, Inc.	2,700	87,129
Denison Mines Corp. (a)	131,900	362,725
Devon Energy Corp.	17	596
Diamondback Energy, Inc. (b)	7,485	1,071,104
Diversified Energy Co. PLC (c)	8,838	123,820
Dorian LPG Ltd. (a)	400	11,920
Encore Energy Corp. (a)	2,700	8,667
EON Resources, Inc. (a)	900	439
EQT Corp. (b)	14,052	764,850
Flowco Holdings, Inc., Class A	13,244	196,673
Forum Energy Technologies, Inc. (a)	400	10,684
FutureFuel Corp.	5,000	19,400
Green Plains, Inc. (a)	10,300	90,537
Houston American Energy Corp. (a)	40	249
Infinity Natural Resources, Inc., Class A (a)	9,460	124,021
Kodiak Gas Services, Inc.	28,221	1,043,330
Lightbridge Corp. (a)	700	14,847
Marathon Petroleum Corp.	5,200	1,002,248
Nabors Industries Ltd. (a)	200	8,174

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
NACCO Industries, Inc., Class A	100	$4,216
Natural Gas Services Group, Inc.	400	11,196
New Fortress Energy, Inc. (a)	15,800	34,918
Nordic American Tankers Ltd.	5,500	17,270
North American Construction Group Ltd.	1,600	22,720
Obsidian Energy Ltd. (a)	200	1,308
Oil States International, Inc. (a)	600	3,636
Ovintiv, Inc.	1,318	53,221
PBF Energy, Inc., Class A	7,100	214,207
Precision Drilling Corp. (a)	400	22,544
ProPetro Holding Corp. (a)	1,100	5,764
Ring Energy, Inc. (a)	17,100	18,639
Shell PLC, ADR (b)	12,031	860,578
Shell PLC (b)	58,555	2,094,362
Solaris Energy Infrastructure, Inc., Class A	1,800	71,946
South Bow Corp.	1,900	53,751
Transocean Ltd. (a)	718,194	2,240,765
Uranium Energy Corp. (a)	200	2,668
Ur-Energy, Inc. (a)	500	895
Valero Energy Corp.	4,400	749,144
Venture Global, Inc., Class A	14,100	200,079
Vermilion Energy, Inc.	4,800	37,536
Viper Energy, Inc., Class A (b)	55,157	2,108,101
Vital Energy, Inc. (a)	550	9,290
W&T Offshore, Inc.	19,700	35,854
Weatherford International PLC (b)	7,280	498,170

		14,380,315

Financial Services — 0.1%
Curo Group Holdings LLC (a),(b),(d)	645,803	5,004,973
PennantPark Investment Corp.	11,600	77,836

		5,082,809

Food & Staples Retailing — 0.4%
Andersons, Inc.	100	3,981
BBB Foods, Inc., Class A (a)	23,651	637,631
Costco Wholesale Corp.	10,100	9,348,863
Dollar General Corp.	800	82,680
Guardian Pharmacy Services, Inc., Class A (a)	18,921	496,298
Ingles Markets, Inc., Class A	500	34,780
Maison Solutions, Inc., Class A (a)	46	52
Natural Grocers by Vitamin Cottage, Inc., Class C	100	4,000
Sprouts Farmers Market, Inc. (a)	1,100	119,680
Village Super Market, Inc., Class A	200	7,472
Walmart, Inc.	31,800	3,277,308
Weis Markets, Inc.	1,100	79,057

		14,091,802

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Food, Beverage & Tobacco — 0.3%
AgriFORCE Growing Systems Ltd. (a)	1	$3
B&G Foods, Inc., Class A	19,200	85,056
Beeline Holdings, Inc. (a)	19	75
Calavo Growers, Inc.	300	7,722
Campbell’s Co.	39,000	1,231,620
Celsius Holdings, Inc. (a)	13,700	787,613
Coca-Cola Co. (b)	92	6,102
Conagra Brands, Inc.	114,900	2,103,819
Darling Ingredients, Inc. (a)	100	3,087
Flowers Foods, Inc.	1,100	14,355
Hain Celestial Group, Inc. (The) (a)	21,600	34,128
Hormel Foods Corp.	25,000	618,500
J.M. Smucker Co.	12,100	1,314,060
JBS NV, Class A (a),(b)	59,366	886,334
John B Sanfilippo & Son, Inc.	1,300	83,564
Kraft Heinz Co. (b)	75	1,953
Laird Superfood, Inc. (a)	400	2,232
Lifeway Foods, Inc. (a)	100	2,776
Limoneira Co.	400	5,940
Marzetti Co.	200	34,558
MGP Ingredients, Inc.	2,100	50,799
National Beverage Corp. (a)	2,600	95,992
Pilgrim’s Pride Corp. (a)	2,600	105,872
Post Holdings, Inc. (a)	800	85,984
Primo Brands Corp., Class A	94,603	2,090,726
Simply Good Foods Co. (a)	300	7,446
Smithfield Foods, Inc.	79,192	1,859,428
SunOpta, Inc. (a)	900	5,274
Tootsie Roll Industries, Inc.	1,345	56,383
TreeHouse Foods, Inc. (a)	1,500	30,315
Turning Point Brands, Inc.	200	19,772
Tyson Foods, Inc., Class A	6,700	363,810
Universal Corp.	1,900	106,153
Utz Brands, Inc.	400	4,860
Village Farms International, Inc. (a)	12,600	39,438
Vita Coco Co., Inc. (The) (a)	3,000	127,410
Vital Farms, Inc. (a)	3,800	156,370

		12,429,529

Health Care Equipment & Services — 1.4%
Accuray, Inc. (a)	900	1,503
Alignment Healthcare, Inc. (a)	9,100	158,795
Alphatec Holdings, Inc. (a)	16,500	239,910
American Well Corp., Class A (a)	335	2,060
AMN Healthcare Services, Inc. (a)	4,300	83,248

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
AngioDynamics, Inc. (a)	600	$6,702
Artivion, Inc. (a)	1,000	42,340
Assure Holdings Corp. (a)	0	80
ATI Physical Therapy, Inc. (a),(b),(d)	876	—
ATI Physical Therapy, Inc. (a),(b),(d)	214,905	290,122
AtriCure, Inc. (a)	5,300	186,825
Aveanna Healthcare Holdings, Inc. (a)	100	887
Beta Bionics, Inc. (a)	300	5,961
Bioventus, Inc., Class A (a)	600	4,014
Boston Scientific Corp. (a)	71,700	7,000,071
Brookdale Senior Living, Inc. (a)	9	76
CareCloud, Inc. (a)	1,700	5,457
Centene Corp. (a)	105,300	3,757,104
Ceribell, Inc. (a)	2,800	32,172
Cerus Corp. (a)	11,900	18,921
Cigna Group (b)	1,380	397,785
ClearPoint Neuro, Inc. (a)	1,300	28,327
Community Health Systems, Inc. (a)	29,400	94,374
CorVel Corp. (a)	200	15,484
Cosmos Health, Inc. (a)	47	52
CVRx, Inc. (a)	700	5,649
DaVita, Inc. (a),(b)	8	1,063
Definitive Healthcare Corp. (a)	1,300	5,278
Dexcom, Inc. (a)	1,900	127,851
Electromed, Inc. (a)	1,800	44,190
Encompass Health Corp.	300	38,106
Evolent Health, Inc., Class A (a)	500	4,230
Fulgent Genetics, Inc. (a)	700	15,820
Glaukos Corp. (a)	300	24,465
GoodRx Holdings, Inc., Class A (a)	10,100	42,723
Guardant Health, Inc. (a)	28,800	1,799,424
Health Catalyst, Inc. (a)	900	2,565
HealthStream, Inc.	1,900	53,656
HeartFlow, Inc. (a)	9,460	318,424
Hinge Health, Inc., Class A (a)	47,301	2,321,533
Humana, Inc.	12,400	3,226,108
InfuSystem Holdings, Inc. (a)	500	5,180
Inogen, Inc. (a)	400	3,268
Integra LifeSciences Holdings Corp. (a)	5,600	80,248
Intuitive Surgical, Inc. (a),(b)	29,694	13,280,048
iRadimed Corp.	400	28,464
iSpecimen, Inc. (a)	26	33
LeMaitre Vascular, Inc.	200	17,502
McKesson Corp.	11,352	8,769,874
Medtronic PLC	75,683	7,208,049
Merit Medical Systems, Inc. (a)	1,500	124,845
Molina Healthcare, Inc. (a)	5,000	956,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
National HealthCare Corp.	400	$48,604
National Research Corp.	100	1,278
Neuronetics, Inc. (a)	1,200	3,276
NeuroPace, Inc. (a)	200	2,062
Novocure Ltd. (a)	1,000	12,920
Omnicell, Inc. (a)	1,200	36,540
OPKO Health, Inc. (a)	1	1
OptimizeRx Corp. (a)	100	2,050
Option Care Health, Inc. (a)	2,100	58,296
Outset Medical, Inc. (a)	366	5,168
Owens & Minor, Inc. (a)	7,400	35,520
PACS Group, Inc. (a)	3,600	49,428
Pennant Group, Inc. (a)	2,100	52,962
Pulmonx Corp. (a)	3,000	4,860
RxSight, Inc. (a)	9,800	88,102
Schrodinger, Inc. (a)	8,300	166,498
Select Medical Holdings Corp.	900	11,556
Senseonics Holdings, Inc. (a)	7,700	3,356
Sensus Healthcare, Inc. (a)	300	942
SI-BONE, Inc. (a)	2,700	39,744
SiNtx Technologies, Inc. (a)	43	176
Stereotaxis, Inc. (a)	2,300	7,153
Tactile Systems Technology, Inc. (a)	400	5,536
Tandem Diabetes Care, Inc. (a)	15,600	189,384
Teladoc Health, Inc. (a)	10,900	84,257
Tenet Healthcare Corp. (a),(b)	2,103	426,993
TransMedics Group, Inc. (a)	5,500	617,100
TruBridge, Inc. (a)	1,200	24,204
Varex Imaging Corp. (a)	3,400	42,160
Viemed Healthcare, Inc. (a)	1,600	10,864
Waystar Holding Corp. (a)	58,495	2,218,130
Zynex, Inc. (a)	4,800	6,960

		55,133,746

Household & Personal Products — 0.1%
Church & Dwight Co., Inc.	200	17,526
Clorox Co.	14,900	1,837,170
Colgate-Palmolive Co.	4,700	375,718
Coty, Inc., Class A (a)	24,600	99,384
Edgewell Personal Care Co.	3,100	63,116
elf Beauty, Inc. (a)	200	26,496
Energizer Holdings, Inc.	400	9,956
Estee Lauder Cos., Inc., Class A	600	52,872
Herbalife Ltd. (a)	8,900	75,116
Kenvue, Inc. (b)	93,301	1,514,275
Medifast, Inc. (a)	2,600	35,542

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Nature’s Sunshine Products, Inc. (a)	600	$9,312
Nu Skin Enterprises, Inc., Class A	11,400	138,966
Olaplex Holdings, Inc. (a)	12,200	15,982
Reynolds Consumer Products, Inc.	3,000	73,410
Spectrum Brands Holdings, Inc.	5,000	262,650
USANA Health Sciences, Inc. (a)	400	11,020

		4,618,511

Insurance — 1.7%
Accelerant Holdings, Class A (a)	37,841	563,452
American Coastal Insurance Corp., Class C (a)	800	9,112
American Integrity Insurance Group, Inc. (a)	300	6,693
AMERISAFE, Inc.	100	4,384
Arch Capital Group Ltd. (a)	121,400	11,014,622
Bowhead Specialty Holdings, Inc. (a)	17,391	470,253
Brown & Brown, Inc.	70,952	6,654,588
Chubb Ltd. (b)	10,106	2,852,419
CNA Financial Corp.	300	13,938
Crawford & Co., Class A	300	3,210
eHealth, Inc. (a)	5,800	24,998
Employers Holdings, Inc.	200	8,496
F&G Annuities & Life, Inc.	800	25,016
Fidelity National Financial, Inc.	100	6,049
First American Financial Corp.	500	32,120
Greenlight Capital Re Ltd., Class A (a)	800	10,160
Hagerty, Inc., Class A (a)	1,400	16,856
HCI Group, Inc.	1,100	211,123
Hearthside Equity (a),(b)	215,636	4,135,683
Heritage Insurance Holdings, Inc. (a)	2,700	67,986
James River Group Holdings Ltd.	6,900	38,295
Kemper Corp.	200	10,310
Kingstone Cos., Inc.	400	5,880
Kinsale Capital Group, Inc.	22,100	9,398,246
Lemonade, Inc. (a)	7,427	397,567
Marsh & McLennan Cos., Inc.	11,600	2,337,748
MBIA, Inc. (a)	1,500	11,175
Mercury General Corp.	2,200	186,516
Progressive Corp.	16,700	4,124,065
RLI Corp.	168,750	11,005,875
Selectquote, Inc. (a)	500	980
Skyward Specialty Insurance Group, Inc. (a)	4,000	190,240
Slide Insurance Holdings, Inc. (a)	200	3,157
Trupanion, Inc. (a)	300	12,984
TWFG, Inc. (a)	10,160	278,790
United Fire Group, Inc.	1,300	39,546
Universal Insurance Holdings, Inc.	4,300	113,090

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Unum Group	2,900	$225,562
W R Berkley Corp.	130,500	9,998,910

		64,510,094

Materials — 0.6%
AdvanSix, Inc.	400	7,752
Albemarle Corp.	7,500	608,100
Alto Ingredients, Inc. (a)	200	216
American Vanguard Corp. (a)	2,700	15,498
Ampco-Pittsburgh Corp. (a)	300	687
Aspen Aerogels, Inc. (a)	1,000	6,960
Aura Minerals, Inc.	1,000	37,210
B2Gold Corp.	148,100	733,095
Balchem Corp.	1,200	180,072
Celanese Corp. (b)	7,415	312,023
Centerra Gold, Inc.	4,800	51,504
CF Industries Holdings, Inc.	400	35,880
Clearwater Paper Corp. (a)	200	4,152
Cleveland-Cliffs, Inc. (a)	6,300	76,860
Coeur Mining, Inc. (a)	1	19
Crown Holdings, Inc.	1,000	96,590
Dow, Inc.	3,600	82,548
DuPont de Nemours, Inc. (b)	25,363	1,975,778
Eastman Chemical Co.	3,500	220,675
EMX Royalty Corp. (a)	1,400	7,210
Equinox Gold Corp. (a)	1,700	19,074
Franco-Nevada Corp.	7,000	1,560,370
Galiano Gold, Inc. (a)	2,600	5,694
Gold Resource Corp. (a)	2,800	2,341
Gold Royalty Corp. (a)	7,400	28,564
Huntsman Corp.	13,800	123,924
Hycroft Mining Holding Corp. (a)	1,640	10,168
i-80 Gold Corp. (a)	28,100	26,847
Innospec, Inc.	600	46,296
Integra Resources Corp. (a)	1,100	3,245
IT Tech Packaging, Inc. (a)	4,000	1,155
Koppers Holdings, Inc.	400	11,200
Linde PLC	26,000	12,350,000
Louisiana-Pacific Corp.	200	17,768
Mativ Holdings, Inc.	100	1,131
McEwen, Inc. (a)	300	5,130
Metalla Royalty & Streaming Ltd. (a)	3,600	22,860
Mosaic Co.	11,700	405,756
MP Materials Corp. (a)	37,841	2,537,996
Northern Dynasty Minerals Ltd. (a)	10,500	12,600
O-I Glass, Inc. (a)	1,600	20,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
OR Royalties, Inc.	8,500	$340,680
Osisko Development Corp. (a)	4,000	13,560
Rayonier Advanced Materials, Inc. (a)	1,100	7,942
Scotts Miracle-Gro Co.	1,300	74,035
Sherwin-Williams Co. (b)	805	278,739
Tredegar Corp. (a)	1,300	10,439
Trilogy Metals, Inc. (a)	2,000	4,200
TriMas Corp.	900	34,776
Triple Flag Precious Metals Corp.	6,500	190,190
Vox Royalty Corp.	100	430

		22,620,691

Media & Entertainment — 1.8%
Alphabet, Inc., Class C (b)	1,074	261,573
Alphabet, Inc., Class A (b)	5,093	1,238,108
AMC Networks, Inc., Class A (a)	6,300	51,912
Boston Omaha Corp., Class A (a)	100	1,308
Bumble, Inc., Class A (a)	17,400	105,966
BuzzFeed, Inc. (a)	23	39
Cineverse Corp. (a)	19	64
Clear Channel Outdoor Holdings, Inc. (a)	2,300	3,634
CuriosityStream, Inc.	200	1,060
DoubleVerify Holdings, Inc. (a)	1,300	15,574
Entravision Communications Corp., Class A	700	1,631
Eventbrite, Inc., Class A (a)	13,800	34,776
EW Scripps Co. (The), Class A (a)	8,700	21,402
Fox Corp., Class A	1,900	119,814
fuboTV, Inc. (a)	73,500	305,025
Gannett Co., Inc. (a)	800	3,304
iHeartMedia, Inc., Class A (a)	3,100	8,897
IMAX Corp. (a)	1,400	45,850
Learfield Communications LLC (a),(b),(d)	91,802	9,639,210
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	5,234	546,691
Liberty Media Corp.-Liberty Live, Class C (a),(b)	5,323	516,171
Liberty Media Corp.-Liberty Live, Class A (a),(b)	3,290	310,247
Live Nation Entertainment, Inc. (a)	14,191	2,318,809
LQR House, Inc. (a)	29	24
Meta Platforms, Inc., Class A (b)	7,772	5,707,601
MNTN, Inc., Class A (a)	9,460	175,483
Netflix, Inc. (a),(b)	11,406	13,674,882
New York Times Co., Class A	18,600	1,067,640
News Corp., Class B	47,301	1,634,250
Nextdoor Holdings, Inc. (a)	10,200	21,318
NIQ Global Intelligence PLC (a)	113,524	1,782,327
Pinterest, Inc., Class A (a)	400	12,868

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Playstudios, Inc. (a)	4,500	$4,332
Playtika Holding Corp.	20,898	81,293
PubMatic, Inc., Class A (a)	1,600	13,248
Reddit, Inc., Class A (a)	28,400	6,531,716
Reservoir Media, Inc. (a)	600	4,884
ROBLOX Corp., Class A (a)	96,300	13,339,476
Roku, Inc. (a)	21,100	2,112,743
Sirius XM Holdings, Inc.	5,281	122,915
Skillz, Inc. (a)	200	1,600
Snap, Inc., Class A (a)	174,700	1,346,937
Stagwell, Inc. (a)	100	563
Take-Two Interactive Software, Inc. (a),(b)	24,626	6,362,373
Teads Holding Co. (a)	800	1,320
Thryv Holdings, Inc. (a)	200	2,412
Townsquare Media, Inc., Class A	2,600	17,472
Trade Desk, Inc., Class A (a)	10,800	529,308
Travelzoo (a)	1,300	12,779
Treasure Global, Inc. (a)	4	5
TrueCar, Inc. (a)	700	1,288
Vimeo, Inc. (a)	601	4,658
ZipRecruiter, Inc., Class A (a)	1,800	7,596

		70,126,376

Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
10X Genomics, Inc., Class A (a)	15,700	183,533
4D Molecular Therapeutics, Inc. (a)	9,300	80,817
Aardvark Therapeutics, Inc. (a)	200	2,658
AbCellera Biologics, Inc. (a)	71,300	358,639
Achieve Life Sciences, Inc. (a)	1,600	5,040
Aclaris Therapeutics, Inc. (a)	6,300	11,970
Acrivon Therapeutics, Inc. (a)	2,600	4,706
Actinium Pharmaceuticals, Inc. (a)	3,114	4,982
Acumen Pharmaceuticals, Inc. (a)	6,300	10,773
Adicet Bio, Inc. (a)	13,742	11,134
Adverum Biotechnologies, Inc. (a)	270	1,223
Aldeyra Therapeutics, Inc. (a)	1,500	7,830
Alector, Inc. (a)	11,200	33,152
Alkermes PLC (a)	800	24,000
Allogene Therapeutics, Inc. (a)	53,200	65,968
Alnylam Pharmaceuticals, Inc. (a)	13,400	6,110,400
Altimmune, Inc. (a)	20,600	77,662
Alto Neuroscience, Inc. (a)	1,200	4,824
Alumis, Inc. (a)	512	2,043
ALX Oncology Holdings, Inc. (a)	12,800	23,424
Amicus Therapeutics, Inc. (a)	300	2,364
Amylyx Pharmaceuticals, Inc. (a)	6,400	86,976

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
AN2 Therapeutics, Inc. (a)	3,100	$3,937
AnaptysBio, Inc. (a)	5,100	156,162
Anavex Life Sciences Corp. (a)	12,600	112,140
Anika Therapeutics, Inc. (a)	800	7,520
Applied Therapeutics, Inc. (a)	200	121
Arcus Biosciences, Inc. (a)	2,800	38,080
Ardelyx, Inc. (a)	23,300	128,383
Assertio Holdings, Inc. (a)	11,150	9,821
Atea Pharmaceuticals, Inc. (a)	9,200	26,680
Athira Pharma, Inc. (a)	360	1,490
Aurinia Pharmaceuticals, Inc. (a)	2,800	30,940
Aytu BioPharma, Inc. (a)	200	376
Bausch Health Cos., Inc. (a)	2,500	16,125
Beam Therapeutics, Inc. (a)	3,500	84,945
BioAge Labs, Inc. (a)	400	2,352
BioAtla, Inc. (a)	1,000	688
BioCardia, Inc. (a)	47	61
BioCryst Pharmaceuticals, Inc. (a)	50,300	381,777
Biofrontera, Inc. (a)	14	14
Biohaven Ltd. (a)	2,200	33,022
Biomea Fusion, Inc. (a)	6,800	13,736
Bridgebio Pharma, Inc. (a)	21,900	1,137,486
Bristol-Myers Squibb Co.	23,300	1,050,830
C4 Therapeutics, Inc. (a)	14,700	32,634
Cabaletta Bio, Inc. (a)	7,800	18,252
Canopy Growth Corp. (a)	20	29
Capricor Therapeutics, Inc. (a)	400	2,884
Cardiol Therapeutics, Inc., Class A (a)	200	214
Caribou Biosciences, Inc. (a)	20,200	47,066
Caris Life Sciences, Inc. (a)	18,921	572,360
Cassava Sciences, Inc. (a)	11,500	33,465
Cellectar Biosciences, Inc. (a)	1	6
CEL-SCI Corp. (a)	45	414
Century Therapeutics, Inc. (a)	12,100	6,026
Citius Pharmaceuticals, Inc. (a)	38	47
Climb Bio, Inc. (a)	1,900	3,819
Collegium Pharmaceutical, Inc. (a)	200	6,998
Corcept Therapeutics, Inc. (a)	1,700	141,287
Corvus Pharmaceuticals, Inc. (a)	4,400	32,428
Cronos Group, Inc. (a)	900	2,502
Cytek Biosciences, Inc. (a)	200	694
CytomX Therapeutics, Inc. (a)	200	638
Design Therapeutics, Inc. (a)	2,700	20,331
Dominari Holdings, Inc. (a)	300	2,127
Dynavax Technologies Corp. (a)	18,200	180,726
Editas Medicine, Inc. (a)	18,900	65,583

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	200	$152,600
Enanta Pharmaceuticals, Inc. (a)	3,700	44,289
Entrada Therapeutics, Inc. (a)	200	1,160
Erasca, Inc. (a)	5,500	11,990
Esperion Therapeutics, Inc. (a)	34,000	90,100
Essa Pharma, Inc.	3,700	707
Ethzilla Corp. (a)	31	75
Eton Pharmaceuticals, Inc. (a)	1,900	41,287
Exagen, Inc. (a)	700	7,693
EyePoint Pharmaceuticals, Inc. (a)	300	4,272
Fate Therapeutics, Inc. (a)	18,700	23,562
FibroGen, Inc. (a)	185	2,266
Fortrea Holdings, Inc. (a)	1,500	12,630
Fortress Biotech, Inc. (a)	20	74
Fulcrum Therapeutics, Inc. (a)	1,400	12,880
Generation Bio Co. (a)	50	306
Geron Corp. (a)	7,200	9,864
Ginkgo Bioworks Holdings, Inc. (a)	12	175
Gossamer Bio, Inc. (a)	31,400	82,582
Halozyme Therapeutics, Inc. (a)	4,800	352,032
Harvard Bioscience, Inc. (a)	3,100	1,359
Heron Therapeutics, Inc. (a)	5,200	6,552
High Tide, Inc. (a)	1,600	5,808
Humacyte, Inc. (a)	4,700	8,178
Hyperion DeFi, Inc. (a)	49	469
ImmunityBio, Inc. (a)	102	251
IN8bio, Inc. (a)	500	1,085
Inovio Pharmaceuticals, Inc. (a)	1,308	3,061
Insmed, Inc. (a),(b)	17,614	2,536,592
Intellia Therapeutics, Inc. (a)	25,700	443,839
Ionis Pharmaceuticals, Inc. (a)	32,000	2,093,440
Iovance Biotherapeutics, Inc. (a)	21,600	46,872
Ironwood Pharmaceuticals, Inc. (a)	38,900	50,959
Jade Biosciences, Inc. (a)	5	43
Kairos Pharma Ltd. (a)	35	41
Keros Therapeutics, Inc. (a)	500	7,910
Kezar Life Sciences, Inc. (a)	1,050	4,095
Kiniksa Pharmaceuticals International PLC, Class A (a)	1,300	50,479
Kodiak Sciences, Inc. (a)	4,600	75,302
Kura Oncology, Inc. (a)	2,500	22,125
Kymera Therapeutics, Inc. (a)	7,000	396,200
Kyverna Therapeutics, Inc. (a)	1,400	8,400
Larimar Therapeutics, Inc. (a)	5,733	18,517
Leap Therapeutics, Inc. (a)	1,900	863
Legend Biotech Corp., ADR (a)	7,400	241,314
LENZ Therapeutics, Inc. (a)	28	1,304

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Liquidia Corp. (a)	4,700	$106,878
Lyell Immunopharma, Inc. (a)	145	2,355
MacroGenics, Inc. (a)	13,000	21,840
MannKind Corp. (a)	31,800	170,766
Maravai LifeSciences Holdings, Inc., Class A (a)	27,900	80,073
Medpace Holdings, Inc. (a)	1,800	925,488
Merck & Co., Inc. (b)	4,093	343,525
Mersana Therapeutics, Inc. (a)	992	7,698
Metagenomi, Inc. (a)	300	711
Milestone Pharmaceuticals, Inc. (a)	2,700	5,400
Mind Medicine MindMed, Inc. (a)	294	3,466
Mirum Pharmaceuticals, Inc. (a)	4,300	315,233
Moderna, Inc. (a)	93,300	2,409,939
MoonLake Immunotherapeutics (a)	100	717
Mural Oncology PLC (a)	200	414
Myriad Genetics, Inc. (a)	5,700	41,211
Nektar Therapeutics (a)	2,160	122,904
Neumora Therapeutics, Inc. (a)	17,400	31,668
Neurocrine Biosciences, Inc. (a)	1,500	210,570
Nkarta, Inc. (a)	2,400	4,968
NovaBay Pharmaceuticals, Inc. (a)	31	40
Nurix Therapeutics, Inc. (a)	2,600	24,024
Nuvation Bio, Inc. (a)	11,800	43,660
Ocular Therapeutix, Inc. (a)	100	1,169
Olema Pharmaceuticals, Inc. (a)	1,400	13,706
Omeros Corp. (a)	9,500	38,950
OmniAb, Inc. (a)	600	960
OnKure Therapeutics, Inc., Class A (a)	470	1,292
Opus Genetics, Inc. (a)	200	330
Organon & Co.	1,700	18,156
Ovid therapeutics, Inc. (a)	1,800	2,340
Perspective Therapeutics, Inc. (a)	8,710	29,875
Phio Pharmaceuticals Corp. (a)	4	10
Pliant Therapeutics, Inc. (a)	14,700	21,756
PMV Pharmaceuticals, Inc. (a)	5,200	7,280
Precision BioSciences, Inc. (a)	1,011	5,581
Prelude Therapeutics, Inc. (a)	5,600	8,064
Puma Biotechnology, Inc. (a)	1,800	9,558
Pyxis Oncology, Inc. (a)	900	1,998
Quanterix Corp. (a)	1,845	10,018
Rani Therapeutics Holdings, Inc., Class A (a)	200	100
RAPT Therapeutics, Inc. (a)	812	20,941
Recursion Pharmaceuticals, Inc., Class A (a)	2,200	10,736
Regeneron Pharmaceuticals, Inc.	23,000	12,932,210
REGENXBIO, Inc. (a)	2,000	19,300
Relay Therapeutics, Inc. (a)	18,700	97,614

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Relmada Therapeutics, Inc. (a)	2,300	$4,623
Rigel Pharmaceuticals, Inc. (a)	390	11,049
Rocket Pharmaceuticals, Inc. (a)	25,300	82,478
Royalty Pharma PLC, Class A	100	3,528
Sangamo Therapeutics, Inc. (a)	37,000	24,916
Sarepta Therapeutics, Inc. (a)	23,400	450,918
Savara, Inc. (a)	900	3,213
Seer, Inc. (a)	5,700	12,369
SELLAS Life Sciences Group, Inc. (a)	33	53
Septerna, Inc. (a)	100	1,881
Shattuck Labs, Inc. (a)	2,700	6,453
Spyre Therapeutics, Inc. (a)	4,700	78,772
Structure Therapeutics, Inc., ADR (a)	3,000	84,000
Summit Therapeutics, Inc. (a),(b)	349	7,210
Sutro Biopharma, Inc. (a)	7,100	6,166
Syndax Pharmaceuticals, Inc. (a)	6,500	100,003
Tango Therapeutics, Inc. (a)	900	7,560
Tempus AI, Inc. (a)	400	32,284
Tenaya Therapeutics, Inc. (a)	3,000	4,860
TG Therapeutics, Inc. (a)	3,100	111,988
Theravance Biopharma, Inc. (a)	1,800	26,280
Theriva Biologics, Inc. (a)	431	175
TransCode Therapeutics, Inc. (a)	1	11
Travere Therapeutics, Inc. (a)	16,100	384,790
TScan Therapeutics, Inc. (a)	3,700	6,734
Tvardi Therapeutics, Inc. (a)	222	8,651
Tyra Biosciences, Inc. (a)	700	9,793
Ultragenyx Pharmaceutical, Inc. (a)	8,600	258,688
UroGen Pharma Ltd. (a)	700	13,965
Vanda Pharmaceuticals, Inc. (a)	13,800	68,862
Ventyx Biosciences, Inc. (a)	9,000	27,990
Verastem, Inc. (a)	308	2,720
Viking Therapeutics, Inc. (a)	24,500	643,860
Vir Biotechnology, Inc. (a)	5,700	32,547
Vistagen Therapeutics, Inc. (a)	1,747	6,202
Voyager Therapeutics, Inc. (a)	400	1,868
VYNE Therapeutics, Inc. (a)	400	134
WaVe Life Sciences Ltd. (a)	1,700	12,444
Werewolf Therapeutics, Inc. (a)	3,000	5,910
Whitehawk Therapeutics, Inc. (a)	700	1,330
X4 Pharmaceuticals, Inc. (a)	50	171
Xencor, Inc. (a)	12,300	144,279
Xeris Biopharma Holdings, Inc. (a)	13,764	112,039
Xilio Therapeutics, Inc. (a)	400	337
Zentalis Pharmaceuticals, Inc. (a)	17,300	26,123

		39,352,655

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.2%
Agree Realty Corp.	24,900	$1,768,896
American Tower Corp., Class A	100	19,232
Brandywine Realty Trust	300	1,251
CareTrust REIT, Inc.	75,683	2,624,686
Community Healthcare Trust, Inc.	400	6,120
COPT Defense Properties	2,700	78,462
Equinix, Inc. (b)	204	159,781
Four Corners Property Trust, Inc.	6,200	151,280
Franklin Street Properties Corp.	800	1,280
Getty Realty Corp.	1,800	48,294
Hudson Pacific Properties, Inc. (a)	12,400	34,224
Lineage, Inc.	37,841	1,462,176
LTC Properties, Inc.	2,300	84,778
Medical Properties Trust, Inc.	19,900	100,893
Millrose Properties, Inc., Class A	1,600	53,776
National Health Investors, Inc.	800	63,600
NETSTREIT Corp.	16,200	292,572
Office Properties Income Trust	15,200	5,004
Orion Properties, Inc.	700	1,890
Piedmont Realty Trust, Inc., Class A	2,300	20,700
Postal Realty Trust, Inc., Class A	3,100	48,639
SL Green Realty Corp.	49	2,931
Strawberry Fields REIT, Inc.	700	8,610

		7,039,075

Real Estate Management & Development — 0.0%
Avalon GloboCare Corp. (a)	3	7
Douglas Elliman, Inc. (a)	2,800	8,008
Forestar Group, Inc. (a)	1,100	29,249
FRP Holdings, Inc. (a)	300	7,308
Landbridge Co. LLC, Class A	19,721	1,052,116
Newmark Group, Inc., Class A	100	1,865
Real Brokerage, Inc. (a)	400	1,672
RMR Group, Inc. (The), Class A	500	7,865
Seritage Growth Properties, Class A (a)	800	3,400

		1,111,490

Retailing — 1.0%
1stdibs.com, Inc. (a)	2,200	5,698
Amazon.com, Inc. (a),(b)	64,722	14,211,010
America’s Car-Mart, Inc. (a)	19,600	572,516
Bed Bath & Beyond, Inc. (a)	10,500	102,795
Best Buy Co., Inc.	700	52,934
Big 5 Sporting Goods Corp. (a)	800	1,152

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Brilliant Earth Group, Inc., Class A	1,200	$2,484
Burlington Stores, Inc. (a),(b)	2,470	628,615
Camping World Holdings, Inc., Class A	6,500	102,635
CarMax, Inc. (a)	500	22,435
CarParts.com, Inc. (a)	5,000	3,556
Carvana Co. (a)	26,800	10,110,032
Cato Corp. (The), Class A	1,500	6,315
Chewy, Inc., Class A (a)	70,681	2,859,046
Children’s Place, Inc. (a)	100	621
Citi Trends, Inc. (a)	900	27,927
Designer Brands, Inc., Class A	8,900	31,506
Destination XL Group, Inc. (a)	100	131
EVgo, Inc. (a)	7,200	34,056
Five Below, Inc. (a)	5,800	897,260
Gap, Inc.	4,500	96,255
Groupon, Inc. (a)	22	514
GrowGeneration Corp. (a)	900	1,683
Home Depot, Inc. (b)	7,864	3,186,414
J Jill, Inc.	300	5,145
Kohl’s Corp.	9,700	149,089
Leslie’s, Inc. (a)	1,150	6,325
Newegg Commerce, Inc. (a)	5	210
ODP Corp. (a)	3,300	91,905
O’Reilly Automotive, Inc. (a),(b)	3,509	378,305
Pattern Group, Inc., Class A (a)	28,381	388,820
Petco Health & Wellness Co., Inc. (a)	41,700	161,379
PetMed Express, Inc. (a)	300	753
QVC Group, Inc. (a)	992	13,382
RealReal, Inc. (The) (a)	27,600	293,388
Rent the Runway, Inc., Class A (a)	25	123
RH (a)	1,200	243,792
Ross Stores, Inc. (b)	4,901	746,863
Sleep Number Corp. (a)	1,100	7,722
Sonic Automotive, Inc., Class A	100	7,609
Sportsman’s Warehouse Holdings, Inc. (a)	7,100	19,667
ThredUp, Inc., Class A (a)	9,300	87,885
Tilly’s, Inc., Class A (a)	2,300	4,738
TJX Cos., Inc.	500	72,270
Wayfair, Inc., Class A (a)	25,200	2,251,116

		37,888,076

Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc., Class A (a)	200	7,826
Advanced Micro Devices, Inc. (a),(b)	6,015	973,167
Alpha & Omega Semiconductor Ltd. (a)	600	16,776
Ambiq Micro, Inc. (a)	9,460	283,043

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
ARM Holdings PLC, ADR (a)	500	$70,745
Astera Labs, Inc. (a)	20,800	4,072,640
Atomera, Inc. (a)	100	442
AXT, Inc. (a)	1,600	7,184
Broadcom, Inc. (b)	8,710	2,873,516
Canadian Solar, Inc. (a)	3,400	44,336
Credo Technology Group Holding Ltd. (a)	34,700	5,052,667
Enphase Energy, Inc. (a)	31,300	1,107,707
Everspin Technologies, Inc. (a)	1,600	14,896
First Solar, Inc. (a),(b)	2,349	518,025
FormFactor, Inc. (a)	600	21,852
GLOBALFOUNDRIES, Inc. (a)	500	17,920
GSI Technology, Inc. (a)	200	736
Intel Corp. (a)	124,800	4,187,040
inTEST Corp. (a)	1,100	8,591
Marvell Technology, Inc. (b)	5,753	483,655
Maxeon Solar Technologies Ltd. (a)	21	70
MaxLinear, Inc. (a)	13,800	221,904
Micron Technology, Inc.	29,000	4,852,280
NVIDIA Corp. (b)	51,210	9,554,762
ON Semiconductor Corp. (a),(b)	22,416	1,105,333
Onto Innovation, Inc. (a)	4,400	568,568
Penguin Solutions, Inc. (a)	400	10,512
Qorvo, Inc. (a),(b)	4,336	394,923
QUALCOMM, Inc.	8,800	1,463,968
Skyworks Solutions, Inc.	15,800	1,216,284
SolarEdge Technologies, Inc. (a)	14,200	525,400
Synaptics, Inc. (a)	1,100	75,174
Veeco Instruments, Inc. (a)	30	913

		39,752,855

Software & Services — 4.3%
8x8, Inc. (a)	12,300	26,076
A10 Networks, Inc.	5,800	105,270
ACI Worldwide, Inc. (a)	129,978	6,858,939
Adeia, Inc.	100	1,680
Adobe, Inc. (a)	36,900	13,016,475
Akamai Technologies, Inc. (a)	700	53,032
Alkami Technology, Inc. (a)	9,257	229,944
American Bitcoin Corp., Class A (a)	40	270
Amplitude, Inc., Class A (a)	1,800	19,296
Applied Digital Corp. (a)	600	13,764
AppLovin Corp., Class A (a),(b)	714	513,037
Atlassian Corp., Class A (a),(b)	32,710	5,223,787
Autodesk, Inc. (a)	100	31,767
AvePoint, Inc. (a)	5,300	79,553

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Backblaze, Inc., Class A (a)	3,300	$30,624
BigBear.ai Holdings, Inc. (a)	493	3,214
Bit Digital, Inc. (a)	4,300	12,900
Bitfarms Ltd. (a)	5,000	14,100
C3.ai, Inc., Class A (a)	2,500	43,350
Cerence, Inc. (a)	2,900	36,134
Cipher Mining, Inc. (a)	61,600	775,544
Circle Internet Group, Inc. (a)	23,651	3,135,650
CISO Global, Inc. (a)	8	8
Clear Secure, Inc., Class A	300	10,014
Clearwater Analytics Holdings, Inc., Class A (a)	94,603	1,704,746
Cloudflare, Inc., Class A (a)	23,600	5,064,324
Commerce.com, Inc. (a)	300	1,497
Commvault Systems, Inc. (a)	2,000	377,560
CoreCard Corp. (a)	100	2,692
Crexendo, Inc. (a)	400	2,600
CS Disco, Inc. (a)	100	646
Datadog, Inc., Class A (a)	1,400	199,360
Digital Turbine, Inc. (a)	7,400	47,360
Docebo, Inc. (a)	200	5,466
Dropbox, Inc., Class A (a)	500	15,105
Dynatrace, Inc. (a)	100	4,845
eGain Corp. (a)	900	7,839
Elastic NV (a)	23,700	2,002,413
Expensify, Inc., Class A (a)	5,900	10,915
Fair Isaac Corp. (a),(b)	1,274	1,906,579
Fastly, Inc., Class A (a)	11,000	94,050
Figma, Inc., Class A (a)	48,901	2,536,495
Fortinet, Inc. (a)	16,200	1,362,096
Gartner, Inc. (a)	800	210,296
Globant SA (a)	3,500	200,830
GoDaddy, Inc., Class A (a)	31,600	4,323,828
Hackett Group, Inc. (The)	5,600	106,456
Hive Digital Technologies Ltd. (a)	39,800	160,394
HubSpot, Inc. (a)	8,500	3,976,300
Information Services Group, Inc.	900	5,175
JFrog Ltd. (a)	2,600	123,058
Kaltura, Inc. (a)	300	432
Klaviyo, Inc., Class A (a)	50,481	1,397,819
MARA Holdings, Inc. (a)	88,889	1,623,113
MicroCloud Hologram, Inc. (a)	33	163
Microsoft Corp. (b)	83,288	43,139,020
Monday.com Ltd. (a)	300	58,107
N-able, Inc. (a)	1,100	8,580
NCR Voyix Corp. (a)	60,964	765,098
Netskope, Inc., Class A (a)	86,942	1,976,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Oblong, Inc. (a)	1	$3
Okta, Inc. (a),(b)	3,295	302,151
ON24, Inc. (a)	1,800	10,296
Onestream, Inc. (a)	94,603	1,743,533
Ooma, Inc. (a)	1,200	14,388
Pagaya Technologies Ltd., Class A (a)	15,600	463,164
PagerDuty, Inc. (a)	4,300	71,036
Palantir Technologies, Inc., Class A (a)	77,300	14,101,066
Pivotal Software, Inc. (a),(d)	31,000	—
Porch Group, Inc. (a)	800	13,424
Q2 Holdings, Inc. (a)	123,594	8,946,970
Rackspace Technology, Inc. (a)	6,100	8,601
Rimini Street, Inc. (a)	1,900	8,892
RingCentral, Inc., Class A (a)	400	11,336
Riot Platforms, Inc. (a)	76,600	1,457,698
Riskified Ltd., Class A (a)	400	1,872
Rubrik, Inc., Class A (a)	2,400	197,400
SailPoint, Inc. (a)	94,603	2,088,834
Salesforce, Inc. (b)	34,704	8,224,848
SEMrush Holdings, Inc., Class A (a)	300	2,124
ServiceTitan, Inc., Class A (a)	31,481	3,174,229
Snowflake, Inc., Class A (a)	26,800	6,044,740
SoundThinking, Inc. (a)	300	3,618
Sprout Social, Inc., Class A (a)	1,900	24,548
SPS Commerce, Inc. (a)	100	10,414
Synchronoss Technologies, Inc. (a)	700	4,256
Synopsys, Inc. (a),(b)	1,061	523,487
Telos Corp. (a)	5,500	37,620
Tenable Holdings, Inc. (a)	2,800	81,648
Teradata Corp. (a)	1,600	34,416
Terawulf, Inc. (a)	97,900	1,118,018
UiPath, Inc., Class A (a)	1,000	13,380
Unisys Corp. (a)	2,900	11,310
Upland Software, Inc. (a)	5,000	11,850
Varonis Systems, Inc. (a)	19,500	1,120,665
VeriSign, Inc.	23,651	6,612,110
Veritone, Inc. (a)	100	482
Via Transportation, Inc., Class A (a)	9,460	454,837
Viant Technology, Inc., Class A (a)	200	1,726
Weave Communications, Inc. (a)	600	4,008
WM Technology, Inc. (a)	9,900	11,484
Yext, Inc. (a)	3,000	25,560
Zoom Communications, Inc. (a)	3,900	321,750
Zscaler, Inc. (a)	14,300	4,285,138

		165,254,807

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 2.3%
Aeva Technologies, Inc. (a)	8,540	$123,830
AEye, Inc. (a)	30	75
Amphenol Corp., Class A	172,109	21,298,489
Apple, Inc. (b)	154,089	39,235,682
Arista Networks, Inc. (a)	500	72,855
Bel Fuse, Inc., Class B	300	42,306
Cambium Networks Corp. (a)	6,600	5,902
CommScope Holding Co., Inc. (a)	19,600	303,408
CompoSecure, Inc., Class A (a)	6,900	143,658
Comtech Telecommunications Corp. (a)	2,500	6,450
CPI Card Group, Inc. (a)	200	3,028
Crane NXT Co.	300	20,121
Eastman Kodak Co. (a)	400	2,564
Evolv Technologies Holdings, Inc. (a)	27,800	209,890
Extreme Networks, Inc. (a)	1,600	33,040
Frequency Electronics, Inc. (a)	500	16,955
Immersion Corp.	200	1,468
Kimball Electronics, Inc. (a)	200	5,972
Lantronix, Inc. (a)	3,300	15,081
Lumentum Holdings, Inc. (a)	600	97,626
Methode Electronics, Inc.	4,800	36,240
Ondas Holdings, Inc. (a)	2,900	22,388
One Stop Systems, Inc. (a)	100	536
Ouster, Inc. (a)	30	812
PC Connection, Inc.	100	6,199
Ralliant Corp.	300	13,119
Sandisk Corp. (a)	56,862	6,379,916
Teledyne Technologies, Inc. (a)	34,200	20,042,568
Vishay Intertechnology, Inc.	2,900	44,370
Vishay Precision Group, Inc. (a)	400	12,820
Western Digital Corp. (b)	9,621	1,155,097
Xerox Holdings Corp.	22,900	86,104

		89,438,569

Telecommunication Services — 0.5%
AT&T, Inc. (b)	22,271	628,933
Bandwidth, Inc., Class A (a)	2,300	38,341
GCI Liberty, Inc., Class C (a)	900	33,543
Gogo, Inc. (a)	2,800	24,052
IDT Corp., Class B	700	36,617
Iridium Communications, Inc.	900	15,714
Lumen Technologies, Inc. (a)	63,600	389,232
NII Holdings, Inc. (a),(d)	50,677	13,176
Spok Holdings, Inc.	400	6,900
T-Mobile U.S., Inc. (b)	75,645	18,107,900

		19,294,408

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Transportation — 0.5%
Alaska Air Group, Inc. (a)	2,800	$139,384
American Airlines Group, Inc. (a)	142,900	1,606,196
ArcBest Corp.	700	48,909
Canadian Pacific Kansas City Ltd.	140,000	10,428,600
CH Robinson Worldwide, Inc. (b)	8,095	1,071,778
CSX Corp. (b)	632	22,442
FedEx Corp.	2,500	589,525
Frontier Group Holdings, Inc. (a)	1,500	6,623
Heartland Express, Inc.	8,600	72,068
Hertz Global Holdings, Inc. (a)	5,400	36,720
Hub Group, Inc., Class A	800	27,552
JB Hunt Transport Services, Inc.	900	120,753
JetBlue Airways Corp. (a)	18,900	92,988
Lyft, Inc., Class A (a)	16,877	371,463
Marten Transport Ltd.	299	3,187
Norfolk Southern Corp. (b)	84	25,234
Old Dominion Freight Line, Inc.	14,900	2,097,622
Radiant Logistics, Inc. (a)	2,500	14,750
Seanergy Maritime Holdings Corp.	930	7,682
TFI International, Inc.	500	44,030
U-Haul Holding Co. (a)	1,000	57,070
Union Pacific Corp.	4,200	992,754
Universal Logistics Holdings, Inc.	300	7,032
Werner Enterprises, Inc.	300	7,896

		17,892,258

Utilities — 0.4%
Artesian Resources Corp., Class A	400	13,038
Edison International	3,400	187,952
Evergy, Inc.	200	15,204
IDACORP, Inc.	7,568	1,000,111
Oklo, Inc. (a)	18,921	2,112,151
Pinnacle West Capital Corp.	600	53,796
Unitil Corp.	300	14,358
WaterBridge Infrastructure LLC, Class A (a)	443,098	11,174,932
XPLR Infrastructure LP	4,500	45,765
York Water Co. (The)	200	6,084

		14,623,391

Total North America		1,132,648,654

Oceania — 0.0%
Energy — 0.0%
Heidmar Maritime Holdings Corp. (a)	38	50
Imperial Petroleum, Inc. (a)	40	191

		241

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Software & Services — 0.0%
IREN Ltd. (a)	21,300	$999,609

Total Oceania		999,850

South America — 0.2%
Banks — 0.1%
Banco Bradesco SA, ADR	315,400	1,066,052
Grupo Financiero Galicia SA, ADR	37,841	1,042,898
Inter & Co., Inc., Class A	2,700	24,921
NU Holdings Ltd., Class A (a)	111,400	1,783,514

		3,917,385

Consumer Services — 0.0%
Afya Ltd., Class A	2,800	43,680

Diversified Financials — 0.0%
Dlocal Ltd. (a)	40,341	576,070
Pagseguro Digital Ltd., Class A	800	8,000
Vinci Compass Investments Ltd.	100	1,075

		585,145

Materials — 0.0%
Aris Mining Corp. (a)	900	8,820
Nexa Resources SA (a)	500	2,495

		11,315

Telecommunication Services — 0.0%
Telefonica Brasil SA, ADR	1,100	14,025

Transportation — 0.1%
Latam Airlines Group SA, ADR	23,221	1,050,750

Total South America		5,622,300

TOTAL COMMON STOCK (COST $1,057,974,106)		1,196,744,628

PREFERRED STOCK — 0.0%
North America — 0.0%
Health Care Equipment & Services — 0.0%
ATI Physical Therapy, Inc. (a),(b),(d)	3,039	2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.7%
Europe — 0.5%
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 8.02%, 07/15/37 (b),(e),(f)	$1,000,000	$1,002,379
Series 2022-4A, Class ER, 3 mo. TSFR + 6.40%, 10.72%, 10/16/37 (b),(e),(f)	1,300,000	1,305,873
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 12.97%, 10/20/36 (b),(e),(f)	3,100,000	3,088,375
Canyon Capital CLO Ltd., Series 2022-2A, Class D2R, 3 mo. TSFR + 4.00%, 8.32%, 04/15/38 (b),(e),(f)	2,000,000	2,003,016
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 11.08%, 04/20/37 (b),(e),(f)	1,000,000	1,000,649
Katayma CLO I Ltd., Series 2023-1A, Class D, 3 mo. TSFR + 5.25%, 9.58%, 10/20/36 (b),(e),(f)	4,080,000	4,085,773
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 12.29%, 01/15/36 (b),(e),(f)	2,000,000	2,008,412
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.68%, 07/21/37 (b),(e),(f)	2,000,000	1,990,072
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 10.07%, 01/15/38 (b),(e),(f)	1,500,000	1,503,422
Pikes Peak CLO Ltd., Series 2023-14A, Class ER, 3 mo. TSFR + 6.00%, 10.33%, 07/20/38 (b),(e),(f)	1,000,000	1,012,886
Storm King Park CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 6.15%, 10.47%, 10/15/37 (b),(e),(f)	1,687,000	1,694,170
Vibrant CLO XVI Ltd., Series 2023-16A, Class DR, 3 mo. TSFR + 7.06%, 11.38%, 07/15/36 (b),(e),(f)	1,000,000	999,292

Total Europe		21,694,319

North America — 5.2%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 4.59%, 12/25/36 (b),(f)	2,251,783	696,616
Anchorage Capital CLO 26 Ltd.,
Series 2023-26A, Class D2R, 3 mo. TSFR + 4.75%, 9.04%, 03/19/38 (b),(e),(f)	500,000	506,413
Series 2023-26A, Class ER, 3 mo. TSFR + 6.25%, 10.54%, 03/19/38 (b),(e),(f)	500,000	506,687
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class E, 3 mo. TSFR + 6.84%, 11.17%, 07/20/37 (b),(e),(f)	1,250,000	1,266,974
Anchorage Capital CLO 33 Ltd., Series 2025-33A, Class D2, 3 mo. TSFR + 4.50%, 8.77%, 10/20/38 (b),(e),(f)	2,000,000	2,032,500
Apidos CLO LIII Ltd., Series 2025-53A, Class E, 3 mo. TSFR + 6.43%, 10.76%, 07/20/38 (b),(e),(f)	1,125,000	1,133,130

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ARES LIV CLO Ltd., Series 2019-54A, Class ER2, 3 mo. TSFR + 6.00%, 10.31%, 07/15/38 (b),(e),(f)	$1,000,000	$999,281
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 3 mo. TSFR + 8.24%, 12.57%, 10/20/36 (b),(e),(f)	1,150,000	1,145,688
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class E, 3 mo. TSFR + 5.25%, 9.57%, 01/24/38 (b),(e),(f)	1,000,000	1,002,440
ARES LVI CLO Ltd., Series 2020-56A, Class ER2, 3 mo. TSFR + 5.35%, 9.67%, 01/25/38 (b),(e),(f)	2,000,000	2,004,784
ARES LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 8.23%, 04/20/37 (b),(e),(f)	1,000,000	1,007,188
Atlantic Avenue Ltd.,
Series 2025-4A, Class E, 3 mo. TSFR + 6.15%, 0.00%, 10/15/38 (b),(e),(f),(g)	2,500,000	2,500,000
Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 9.08%, 04/20/37 (b),(e),(f)	2,500,000	2,509,287
Balboa Bay Loan Funding Ltd.,
Series 2025-1A, Class C, 3 mo. TSFR + 1.95%, 6.23%, 07/20/38 (b),(e),(f)	3,100,000	3,117,410
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 10.58%, 07/20/37 (b),(e),(f)	1,000,000	1,007,227
Barings CLO Ltd.,
Series 2025-5A, Class E, 3 mo. TSFR + 5.00%, 8.97%, 10/15/38 (b),(e),(f)	2,000,000	2,000,000
Series 2023-3A, Class ER, 3 mo. TSFR + 5.00%, 9.17%, 10/15/38 (b),(e),(f)	1,000,000	1,000,000
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 11.32%, 10/15/38 (b),(e),(f)	2,000,000	1,999,058
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 12.47%, 10/15/38 (b),(e),(f)	4,300,000	4,293,834
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 11.67%, 10/15/38 (b),(e),(f)	4,600,000	4,591,950
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.34%, 03/25/37 (b),(f)	641,128	223,218
Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 3 mo. TSFR + 5.25%, 9.50%, 07/25/38 (b),(e),(f)	1,000,000	997,862
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 10.33%, 07/20/37 (b),(e),(f)	1,000,000	1,002,071
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(e)	312,000	306,092
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 11.44%, 07/25/34 (b),(e),(f)	1,000,000	988,440

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.69%, 07/20/34 (b),(e),(f)	$1,400,000	$1,399,562
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 11.09%, 07/20/34 (b),(e),(f)	2,000,000	1,992,598
Bryant Park Funding Ltd.,
Series 2023-21A, Class D2R, 3 mo. TSFR + 3.90%, 7.81%, 10/18/38 (b),(e),(f)	2,000,000	2,000,000
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 8.06%, 05/15/37 (b),(e),(f)	1,250,000	1,254,170
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 9.26%, 05/15/37 (b),(e),(f)	2,000,000	2,012,060
Series 2023-20A, Class ER, 3 mo. TSFR + 6.75%, 11.08%, 04/15/38 (b),(e),(f)	1,000,000	1,023,242
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 11.45%, 04/15/37 (b),(e),(f)	1,250,000	1,248,659
Carlyle U.S. CLO Ltd.,
Series 2024-8A, Class E, 3 mo. TSFR + 5.50%, 9.82%, 01/25/37 (b),(e),(f)	1,350,000	1,353,152
Series 2025-1A, Class E, 3 mo. TSFR + 5.70%, 10.01%, 04/25/38 (b),(e),(f)	1,000,000	999,081
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 12.21%, 01/27/36 (b),(e),(f)	1,500,000	1,504,338
CarMax Select Receivables Trust, Series 2025-B, Class E, 6.89%, 09/15/32 (b),(e)	342,000	341,860
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 11.37%, 07/15/37 (b),(e),(f)	1,000,000	998,938
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 7.90%, 04/20/34 (b),(e),(f)	1,000,000	1,003,444
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(h)	343,182	311,972
CFG Investments Ltd.,
Series 2025-1, Class B, 9.16%, 03/25/36 (b),(e)	251,000	257,127
Series 2025-1, Class C, 12.72%, 03/25/36 (b),(e)	400,000	419,900
CIFC Funding Ltd.,
Series 2023-1A, Class D2R, 3 mo. TSFR + 3.65%, 0.00%, 10/15/38 (b),(e),(f),(g)	2,500,000	2,500,000
Series 2021-5A, Class ER, 3 mo. TSFR + 5.10%, 9.42%, 01/15/38 (b),(e),(f)	1,000,000	974,510
Consumer Portfolio Services Auto Trust,
Series 2025-A, Class E, 7.65%, 08/16/32 (b),(e)	1,671,000	1,733,114
Series 2025-B, Class E, 7.95%, 03/15/33 (b),(e)	2,080,000	2,153,682
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.15%, 10/15/52 (b),(e),(f),(i)	1,193,336	3,516

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-4, Class XB, 2.93%, 12/15/52 (b),(e),(f),(i)	$1,000,000	$45,625
Series 2021-1, Class XA, 2.99%, 04/15/53 (b),(e),(f),(i)	452,058	6,439
Series 2021-2, Class XA, 3.09%, 07/15/54 (b),(e),(f),(i)	517,658	12,539
Series 2020-4, Class XA, 3.98%, 12/15/52 (b),(e),(f),(i)	95,641	764
Series 2020-1, Class E, 4.73%, 03/15/50 (b),(e),(f)	125,000	116,709
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(e)	1,000,000	1,025,149
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(e)	201,697	206,232
CTM CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.00%, 0.00%, 10/20/38 (b),(e),(f),(g)	3,000,000	3,000,000
Series 2025-1A, Class E, 3 mo. TSFR + 6.75%, 11.08%, 07/15/38 (b),(e),(f)	2,000,000	2,000,000
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.13%, 02/25/36 (b),(f)	268,480	277,611
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38 (b),(e)	1,537,916	1,455,803
Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 3 mo. TSFR + 6.50%, 10.78%, 03/31/38 (b),(e),(f)	2,000,000	2,059,504
Empower CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 5.90%, 10.23%, 10/20/37 (b),(e),(f)	500,000	503,552
Exeter Automobile Receivables Trust,
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(e)	1,414,000	1,465,069
Series 2025-1A, Class E, 7.48%, 09/15/32 (b),(e)	1,558,000	1,602,718
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(e)	1,426,000	1,496,459
FIGRE Trust,
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(e),(f)	251,000	255,215
Series 2025-HE1, Class F, 8.53%, 01/25/55 (b),(e),(f)	364,000	372,534
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(e),(f)	251,000	255,330
Series 2025-HE2, Class F, 8.73%, 03/25/55 (b),(e),(f)	506,000	506,023
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 11.20%, 10/20/34 (b),(e),(f)	1,500,000	1,473,650
Galaxy 30 CLO Ltd., Series 2022-30A, Class ER, 3 mo. TSFR + 5.90%, 10.22%, 01/15/38 (b),(e),(f)	1,000,000	1,002,310
Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, 3 mo. TSFR + 5.50%, 9.81%, 07/15/38 (b),(e),(f)	1,000,000	996,135
GLS Auto Receivables Issuer Trust,
Series 2025-3A, Class E, 6.52%, 08/16/32 (b),(e)	1,400,000	1,396,665
Series 2025-1A, Class E, 7.19%, 03/15/32 (b),(e)	1,045,000	1,072,189
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(e)	813,000	841,535
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(e)	1,666,000	1,738,529
Series 2025-2A, Class E, 7.73%, 06/15/32 (b),(e)	1,410,000	1,458,460

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(e)	$361,000	$243,659
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(e)	767,685	799,102
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.93%, 04/15/34 (b),(e),(f)	1,000,000	998,272
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.31%, 06/25/34 (b),(h)	293,801	243,435
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.83%, 05/25/36 (b),(f)	1,527,000	299,364
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(f)	760,012	216,814
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(h)	323,744	255,121
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 11.30%, 04/20/34 (b),(e),(f)	1,500,000	1,497,702
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 11.51%, 01/30/35 (b),(e),(f)	1,000,000	988,672
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.83%, 07/20/37 (b),(e),(f)	1,500,000	1,502,594
Harvest U.S. CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.35%, 9.63%, 04/18/38 (b),(e),(f)	1,000,000	1,001,786
KKR CLO 49 Ltd., Series 49A, Class ER, 3 mo. TSFR + 6.82%, 11.15%, 10/20/37 (b),(e),(f)	2,000,000	1,998,640
KKR CLO 58 Ltd.,
Series 2025-58A, Class D2, 3 mo. TSFR + 4.05%, 8.03%, 10/15/38 (b),(e),(f)	1,000,000	1,003,248
Series 2025-58A, Class E, 3 mo. TSFR + 5.30%, 9.28%, 10/15/38 (b),(e),(f)	1,500,000	1,507,500
KKR CLO 60 Ltd., Series 2024-60A, Class E, 3 mo. TSFR + 6.10%, 10.42%, 01/15/38 (b),(e),(f)	1,000,000	1,017,217
Menlo CLO I Ltd., Series 2024-1X, Class E, 3 mo. TSFR + 6.25%, 10.58%, 01/20/38 (b),(c),(f)	500,000	506,745
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.77%, 10/25/37 (b),(f)	708,462	515,233
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.51%, 10/25/37 (b),(f)	1,463,044	214,460
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.63%, 10/25/37 (b),(f)	2,131,174	315,126
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class ER2, 3 mo. TSFR + 6.00%, 10.33%, 01/18/36 (b),(e),(f)	1,000,000	998,715
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 9.42%, 01/21/37 (b),(e),(f)	1,000,000	1,003,788

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MidOcean Credit CLO XIX,
Series 2025-19A, Class D2, 3 mo. TSFR + 3.90%, 8.22%, 07/20/36 (b),(e),(f)	$2,000,000	$1,999,710
Series 2025-19A, Class E, 3 mo. TSFR + 6.25%, 10.57%, 07/20/36 (b),(e),(f)	1,000,000	997,705
MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class E, 3 mo. TSFR + 5.40%, 9.72%, 10/18/35 (b),(e),(f)	1,000,000	997,199
MidOcean Credit CLO XXI, Series 2025-21A, Class E, 3 mo. TSFR + 5.00%, 0.00%, 10/20/38 (b),(e),(f),(g)	1,000,000	1,000,000
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(h)	826,872	211,213
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER2, 3 mo. TSFR + 5.15%, 9.48%, 01/20/39 (b),(e),(f)	1,000,000	999,309
New Mountain CLO 2 Ltd., Series CLO-2A, Class ER, 3 mo. TSFR + 5.70%, 10.02%, 01/15/38 (b),(e),(f)	1,500,000	1,503,494
New Mountain CLO 4 Ltd., Series CLO-4A, Class ER, 3 mo. TSFR + 6.91%, 11.24%, 03/20/38 (b),(e),(f)	2,000,000	2,045,232
Oaktree CLO Ltd.,
Series 2025-32A, Class E, 3 mo. TSFR + 5.35%, 9.68%, 07/15/38 (b),(e),(f)	1,000,000	1,000,000
Series 2022-2A, Class ER2, 3 mo. TSFR + 6.40%, 10.72%, 10/15/37 (b),(e),(f)	1,000,000	1,009,181
OCP CLO Ltd., Series 2017-13A, Class ER2, 3 mo. TSFR + 5.90%, 10.23%, 11/26/37 (b),(e),(f)	1,500,000	1,512,609
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(e)	475,000	485,227
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (b),(e)	661,000	664,951
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(e)	2,947,566	2,953,867
Palmer Square CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.10%, 7.42%, 07/20/38 (b),(e),(f)	1,000,000	1,001,572
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 8.22%, 04/16/37 (b),(e),(f)	1,000,000	1,000,694
Series 2025-2A, Class E, 3 mo. TSFR + 5.75%, 10.07%, 07/20/38 (b),(e),(f)	2,250,000	2,241,166
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 7.32%, 04/15/31 (b),(e),(f)	1,500,000	1,503,793
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.62%, 04/20/35 (b),(e),(f)	1,000,000	998,014

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 5.25%, 05/25/35 (b),(f)	$488,000	$324,864
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 10.23%, 01/22/38 (b),(e),(f)	1,000,000	999,203
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 10.08%, 01/20/38 (b),(e),(f)	1,000,000	1,002,336
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 11.19%, 04/17/34 (b),(e),(f)	500,000	454,278
RAD CLO 28 Ltd., Series 2024-28A, Class E, 3 mo. TSFR + 5.25%, 9.51%, 04/20/38 (b),(e),(f)	1,000,000	973,960
RAD CLO 30 Ltd., Series 2025-30A, Class D, 3 mo. TSFR + 5.10%, 9.07%, 10/15/38 (b),(e),(f)	2,000,000	2,000,000
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 10.07%, 01/15/38 (b),(e),(f)	1,000,000	980,869
Residential Asset Securities Corporation Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 5.07%, 02/25/36 (b),(f)	337,000	271,494
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.83%, 07/25/31 (b),(e),(f)	2,250,000	2,221,387
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 7.79%, 07/10/34 (b),(e),(f)	1,000,000	998,250
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 11.54%, 07/10/34 (b),(e),(f)	500,000	498,125
RR 32 Ltd., Series 2024-32RA, Class DR, 3 mo. TSFR + 6.10%, 10.42%, 10/15/39 (b),(e),(f)	1,000,000	1,008,732
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.82%, 10/15/39 (b),(e),(f)	2,000,000	2,013,168
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(e),(f)	767,772	792,961
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 3.03%, 08/25/35 (b),(h)	333,674	273,035
Series 2004-2, Class MF4, 3.03%, 08/25/35 (b),(h)	363,971	273,652
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 8.52%, 04/25/37 (b),(e),(f)	1,000,000	1,004,119
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 8.68%, 10/20/37 (b),(e),(f)	1,095,000	1,100,017
Silver Point CLO 9 Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 5.00%, 9.29%, 03/31/38 (b),(e),(f)	3,500,000	3,587,139
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D2R, 3 mo. TSFR + 3.95%, 8.23%, 07/17/38 (b),(e),(f)	1,050,000	1,056,143
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 11.05%, 07/15/34 (b),(e),(f)	2,400,000	2,140,378
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 7.85%, 05/17/39 (b),(e),(f)	1,000,000	995,057

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(e)	$680,176	$577,857
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(e)	1,100,317	815,748
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 8.32%, 01/05/38 (b),(e),(f)	2,700,000	2,716,988
Symphony CLO 43 Ltd., Series 2024-43X, Class E, 3 mo. TSFR + 6.75%, 11.07%, 04/15/37 (b),(c),(f)	1,000,000	1,010,752
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 9.98%, 01/20/38 (b),(e),(f)	2,000,000	2,004,690
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(e)	252,000	257,303
Tikehau U.S. CLO VII Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.50%, 9.77%, 02/25/38 (b),(e),(f)	1,000,000	1,002,183
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(e),(f)	3,644,000	3,723,734
Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 04/15/31 (b),(e)	498,000	62,250
Trinitas CLO XXI Ltd., Series 2022-21A, Class ER, 3 mo. TSFR + 5.50%, 9.83%, 04/20/38 (b),(e),(f)	2,000,000	1,982,500
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.66%, 04/25/37 (b),(e),(f)	1,000,000	996,286
Trinitas CLO XXVI Ltd., Series 2023-26A, Class DR, 3 mo. TSFR + 3.70%, 7.99%, 07/20/38 (b),(e),(f)	1,000,000	1,011,823
Trinitas CLO XXVII Ltd.,
Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 8.63%, 04/18/37 (b),(e),(f)	3,940,000	3,962,537
Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 8.63%, 04/18/37 (b),(c),(f)	1,000,000	1,005,720
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 8.32%, 04/25/37 (b),(e),(f)	4,750,000	4,770,406
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 7.82%, 10/23/37 (b),(e),(f)	3,000,000	3,011,562
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 11.22%, 10/23/37 (b),(e),(f)	1,750,000	1,768,821
United Auto Credit Securitization Trust, Series 2025-1, Class E, 7.71%, 10/10/31 (b),(e)	1,402,000	1,434,549
Upstart Securitization Trust,
Series 2021-5, Class C, 4.15%, 11/20/31 (b),(e)	458,703	452,055
Series 2025-2, Class D, 8.00%, 06/20/35 (b),(e)	1,187,000	1,211,306
Series 2025-1, Class C, 9.27%, 04/20/35 (b),(e)	1,415,000	1,484,386
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 11.45%, 10/20/34 (b),(e),(f)	1,000,000	999,373
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class E, 3 mo. TSFR + 5.25%, 9.05%, 10/21/38 (b),(e),(f)	1,500,000	1,500,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Wellfleet CLO Ltd., Series 2022-2A, Class ER, 3 mo. TSFR + 7.75%, 12.08%, 10/18/37 (b),(e),(f)	$2,000,000		$1,997,812
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + .79%, 4.95%, 05/25/36 (b),(f)	3,146,401		3,258,583

Total North America			200,206,343

TOTAL ASSET-BACKED SECURITIES (COST $224,446,362)			221,900,662

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Healthcare-Services — 0.0%
ATI Physical Therapy, Inc.,
0.00%, 01/01/30 (b),(d),(g)	132,658		132,658
8.00%, 08/24/28 (b),(d)	57,079		57,079

			189,737

Software — 0.1%
MicroStrategy, Inc.,
0.00%, 03/01/30 (b),(e),(g),(h)	800,000		842,000
0.00%, 12/01/29 (b),(e),(g)	1,000,000		895,011
Strategy, Inc., 0.63%, 09/15/28 (b)	300,000		566,250

			2,303,261

Total North America			2,492,998

TOTAL CONVERTIBLE BONDS (COST $2,630,896)			2,492,998

BANK DEBT — 4.1%
Europe — 0.1%
Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 6.79%, 06/29/29 (b),(f)	1,854,029	EUR	1,831,712
GBP Term Loan B2, 6 mo. SONIA + 5.63%, 9.59%, 07/30/29 (b),(f)	2,600,970	GBP	2,947,557

			4,779,269

Total Europe			4,779,269

North America — 3.9%
Chemicals — 0.0%
TPC Group, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.77%, 12/16/31 (b),(f)	878,341		844,306

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Commercial Services — 0.0%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.75%, 05/02/30 (b),(d),(f)	$1,153,206	$1,130,142

Construction Materials — 0.1%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.41%, 07/08/30 (b),(f)	1,700,491	1,662,230
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.25%, 04/29/29 (b),(f)	2,490,641	2,321,402

		3,983,632

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 11.11%, 05/02/28 (b),(f)	8,581,281	8,470,411

Diversified Financial Services — 0.4%
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.83%, 05/25/29 (b),(f)	4,266,715	2,430,705
2025 Second Out Term Loan C, 3 mo. USD Term SOFR + 4.25%, 8.25%, 05/25/29 (b),(f)	612,521	348,947
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.01%, 12/29/27 (b),(f)	5,879,771	4,897,849
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 14.33%, 14.33%, 07/19/28 (b),(f)	1,504,367	1,493,085
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (b)	6,328,781	5,885,766
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.08%, 07/19/30 (b),(f)	1,853,917	1,623,716

		16,680,068

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.80%, 08/01/30 (b),(f)	1,315,783	1,189,468

Food — 0.1%
H-Food Holdings LLC, 2025 Exit Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.81%, 03/29/30 (b),(f)	3,404,118	3,435,334
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, 05/01/31 (b),(f)	1,364,766	1,368,464

		4,803,798

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 12.00%, 02/15/27 (b),(d)	$4,099,930	$4,120,429
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.17%, 05/15/28 (b),(f)	1,183,894	1,184,392

		5,304,821

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.25%, 12/14/29 (b),(f)	2,788,533	2,478,810
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.41%, 01/15/31 (b),(f)	214,119	213,942

		2,692,752

Healthcare-Services — 0.6%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.10%, 10/01/27 (b),(f)	98,021	96,331
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.91%, 12/22/27 (b),(f)	7,026,003	6,300,358
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.80%, 06/30/28 (b),(f)	5,104,523	5,090,690
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.28%, 06/28/28 (b),(f)	5,592,269	5,324,007
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.66%, 01/12/29 (b),(f)	3,131,691	2,411,402
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.91%, 01/15/28 (b),(d),(f)	3,221,182	2,923,222

		22,146,010

Home Furnishings — 0.1%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.51%, 06/29/28 (b),(f)	1,805,716	1,682,512

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.00%, 07/08/31 (b),(f)	5,673,577	4,157,654

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 8.28%, 10/06/28 (b),(f)	8,742,239	7,111,812

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.53%, 01/31/28 (b),(f)	$1,429,835	$1,390,515
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.53%, 01/20/29 (b),(f)	2,774,471	2,650,008
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.51%, 08/19/28 (b),(f)	768,111	770,300
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 8.41%, 09/19/30 (b),(f)	1,490,454	1,484,164

		6,294,987

Internet — 0.1%
MH Sub I LLC,
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 10.41%, 02/23/29 (b),(f)	492,215	424,767
2023 Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.25%, 05/03/28 (b),(f)	2,661,627	2,556,279
2024 Term Loan B4, 3 mo. USD Term SOFR + 4.25%, 4.25%, 12/31/31 (b),(d),(f),(j)	1,804,047	1,657,468

		4,638,514

Investment Company Security — 0.6%
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(d)	894,655	894,655
Bulldog Purchaser, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.04%, 06/27/31 (b),(f)	1,001,988	1,005,746
FTAI Infrastructure, Inc., Bridge Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.20%, 08/24/26 (b),(d),(f)	10,429,260	10,507,479
Infinity Bidco U.S. LLC, 2025 PIK Tranche 1 Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.50%, 04/30/26 (b),(d),(f)	5,513,257	5,513,257
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.66%, 05/14/26 (b),(d),(f)	840,494	844,696
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.45%, 11/29/30 (b),(d),(f)	3,163,111	3,091,941

		21,857,774

IT Services — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.01%, 02/01/28 (b),(f)	36,635	30,833

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.76%, 05/21/29 (b),(d),(f)	$1,122,432		$1,123,139
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 10.26%, 05/21/29 (b),(f)	9,045,028		9,048,827

			10,171,966

Media — 0.1%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.66%, 06/30/28 (b),(f)	5,323,145		5,369,722

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.46%, 06/09/28 (b),(f)	49,006		36,479

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.41%, 10/08/30 (b),(f)	1,252,970		1,232,997
Pathway Vet Alliance LLC, 2025 Tranche A Term Loan A, 3 mo. USD Term SOFR + 5.00%, 9.31%, 06/30/28 (b),(f)	777,626		783,599

			2,016,596

REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.40%, 06/13/30 (b),(f)	997,500		1,002,488

Retail — 0.0%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.51%, 04/17/28 (b),(f)	1,015,743		957,338

Software — 0.4%
Castle U.S. Holding Corp.,
2025 EUR FLSO Term Loan B1, 1 mo. EURIBOR + 4.25%, 6.15%, 05/31/30 (b),(f)	2,503,908	EUR	1,315,522
2025 New Money FLFO Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.20%, 04/29/30 (b),(f)	1,301,612		1,312,297
2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.25%, 8.72%, 05/31/30 (b),(f)	7,434,215		3,419,739
2025 USD FLSO Term Loan B2, 3 mo. USD Term SOFR + 4.50%, 8.97%, 05/31/30 (b),(f)	148,296		66,257
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.58%, 02/10/28 (b),(f)	7,763,422		7,183,572

			13,297,387

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Telecommunications — 0.1%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.66%, 08/06/29 (b),(f)	$3,587,910		$3,496,418

Total North America			149,367,888

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.24%, 08/07/29 (b),(d),(f)	3,574,470	AUD	2,329,749

Total Oceania			2,329,749

TOTAL BANK DEBT (COST $159,912,802)			156,476,906

CORPORATE BONDS & NOTES — 7.7%
Africa — 0.2%
Chemicals — 0.1%
Sasol Financing USA LLC, 6.50%, 09/27/28 (b)	3,254,000		3,232,085

Engineering & Construction — 0.0%
IHS Holding Ltd., 5.63%, 11/29/26 (b),(c)	1,533,000		1,519,653

Pipelines — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30 (b),(c)	3,158,000		3,128,838

Total Africa			7,880,576

Asia — 0.2%
Auto Manufacturers — 0.1%
Uzauto Motors AJ, 4.85%, 05/04/26 (b),(c)	2,842,000		2,813,364

Lodging — 0.1%
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (b),(c)	3,231,000		3,219,973

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(k)	3,607,000		40,579

Total Asia			6,073,916

Europe — 1.0%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(e)	689,000		555,334
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,232,000		2,604,992
GBP Term Loan B2, 6.95%, 04/03/26 (b),(c)	3,057,000		2,887,425

			6,047,751

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Internet — 0.0%
Telegram Group, Inc., 9.00%, 06/05/30 (b),(c)	$716,000		$728,510

Oil & Gas — 0.1%
Trident Energy Finance PLC, 12.50%, 11/30/29 (b),(c)	2,520,000		2,627,498

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(e)	9,899,000	GBP	13,349,575
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29 (b),(c)	200,000	GBP	269,716

			13,619,291

Water — 0.4%
Southern Water Services Finance Ltd.,
1.63%, 03/30/27 (b),(c)	1,721,000	GBP	2,168,437
6.64%, 03/31/26 (b),(c)	2,432,000	GBP	3,270,108
SW Finance I PLC, 7.75%, 10/31/31 (b),(c)	1,990,000	GBP	2,802,839
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27 (b),(e)	612,832	GBP	918,427
Thames Water Utilities Finance PLC,
1.25%, 01/31/32 (b),(c)	1,186,000	EUR	952,950
2.38%, 04/22/40 (b),(c)	£495,000	GBP	448,756
2.63%, 01/24/32 (b),(c)	1,188,000	GBP	1,085,207
4.00%, 04/18/27 (b),(c)	545,000	EUR	445,875
5.13%, 09/28/37 (b),(c)	295,000	GBP	275,366
5.50%, 02/11/41 (b),(c)	200,000	GBP	187,349
6.75%, 11/16/28 (b)	1,380,000	GBP	1,306,618
7.13%, 04/30/31 (b),(c)	612,000	GBP	575,692
7.75%, 04/30/44 (b),(c)	200,000	GBP	190,062
8.25%, 04/25/40 (b),(c)	200,000	GBP	190,140
Thames Water Utilities Ltd., 0.00%, 03/22/27 (b),(e),(g)	45,204	GBP	51,980

			14,869,806

Total Europe			37,892,856

Middle East — 0.9%
Commercial Services — 0.1%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(c)	3,241,000		3,368,249

Electric — 0.1%
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30 (b),(c)	4,539,000		4,173,267

Oil & Gas — 0.5%
SA Global Sukuk Ltd.,
4.13%, 09/17/30 (b),(c)	9,474,000		9,339,703
4.63%, 09/17/35 (b),(c)	8,685,000		8,463,484

			17,803,187

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Real Estate — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26 (b),(c)	$4,123,000	$3,993,785
Binghatti Sukuk 2 SPV Ltd., 7.75%, 07/01/29 (b),(c)	4,737,000	4,717,415

		8,711,200

Total Middle East		34,055,903

North America — 3.8%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(e)	9,893,000	9,608,214

Chemicals — 0.2%
Braskem Idesa SAPI,
6.99%, 02/20/32 (b),(c)	1,226,000	727,672
7.45%, 11/15/29 (b),(c)	4,037,000	2,454,690
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(e)	3,578,000	3,325,743

		6,508,105

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(e)	1,505,000	1,371,328
7.38%, 10/15/27 (b),(e)	534,000	532,495

		1,903,823

Construction Materials — 0.1%
CP Atlas Buyer, Inc.,
9.75%, 07/15/30 (b),(e)	1,355,000	1,419,091
PIK, 12.75%, 01/15/31 (b),(e)	1,455,081	1,453,282
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 (b),(e)	808,000	661,635

		3,534,008

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(d),(h),(k)	436,000	100,280

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(e)	2,527,000	2,518,946

Food Service — 0.3%
TKC Holdings, Inc., 10.50%, 05/15/29 (b),(e)	9,832,000	10,068,823

Healthcare-Services — 0.3%
Akumin, Inc.,
8.00%, 08/01/28 (b),(e)	6,650,000	5,918,347
PIK, 9.00%, 08/01/27 (b),(e)	1,639,485	1,530,851
Team Health Holdings, Inc., PIK, 9.00%, 06/30/28 (b),(e)	1,578,928	1,705,242
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(e)	1,563,050	1,359,854

		10,514,294

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(e)	$3,167,000	$2,454,976
10.75%, 06/30/32 (b),(e)	3,976,000	2,168,237

		4,623,213

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (b),(e)	2,853,400	1,426,700

Insurance — 0.0%
Nature Coast Re Ltd., 13.65%, 04/10/29 (b),(e),(f)	250,000	261,150

Leisure Time — 0.0%
Viking Cruises Ltd., 5.88%, 10/15/33 (b),(e)	72,000	72,051

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(e)	6,820,000	6,945,618

Oil & Gas — 1.1%
Calumet Specialty Products Partners LP, 9.75%, 07/15/28 (e)	4,448,000	4,421,623
Petroleos Mexicanos,
6.50%, 01/23/29 (b)	259,000	263,403
6.75%, 09/21/47 (b)	13,241,000	10,927,876
6.95%, 01/28/60 (b)	3,240,000	2,664,932
7.69%, 01/23/50 (b)	25,981,000	23,622,344

		41,900,178

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(e)	2,026,000	2,030,636

Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32 (b),(e)	5,473,000	5,610,110

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(e)	8,352,000	8,882,811

REITS — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	3,794,000	3,772,009

Retail — 0.2%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(e)	4,829,000	2,766,920
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (b),(d),(g)	5,935,821	1,632,351
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(e)	1,694,000	1,559,173
7.88%, 05/01/29 (b),(e)	2,270,000	1,895,450
Park River Holdings, Inc., 8.00%, 03/15/31 (b),(e)	364,000	368,613

		8,222,507

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Software — 0.0%
Central Parent LLC, 8.00%, 06/15/29 (b),(e)	$970,000	$854,819
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b),(e)	859,000	739,646

		1,594,465

Telecommunications — 0.4%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32 (b),(c)	5,090,000	5,233,453
EchoStar Corp.,
10.75%, 11/30/29 (b)	214,898	236,424
PIK, 6.75%, 11/30/30 (b)	368,106	379,499
Millicom International Cellular SA, 4.50%, 04/27/31 (b),(c)	7,532,000	7,128,231
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (b),(c)	498,000	498,313
11.13%, 12/31/32 (b),(c),(e)	3,504,650	3,456,795

		16,932,715

Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30 (b),(e)	2,425,000	994,250

Total North America		148,024,906

South America — 1.6%
Airlines — 0.3%
Azul Secured Finance LLP,
10.88%, 08/28/30 (b),(k)	802,022	28,071
11.50%, 08/28/29 (b),(k)	2,385,785	131,218
11.93%, 08/28/28 (b),(d),(k)	2,699,274	1,071,274
PIK, 15.00%, 02/27/26 (b),(e)	4,540,842	4,648,937
Latam Airlines Group SA, 7.88%, 04/15/30 (b),(c)	4,000,000	4,161,800

		10,041,300

Chemicals — 0.0%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	4,905,000	2,112,338

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(c)	1,909,000	1,049,950

Iron/Steel — 0.2%
Samarco Mineracao SA, PIK, 9.50%, 06/30/31 (b),(e)	9,450,854	9,499,904

Media — 0.2%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(c)	3,800,000	3,534,000
5.13%, 01/15/28 (b),(c)	2,840,000	2,740,600

		6,274,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Oil & Gas — 0.8%
Ecopetrol SA,
6.88%, 04/29/30 (b)	$2,386,000		$2,445,022
7.75%, 02/01/32 (b)	5,282,000		5,465,882
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000		10,343,223
5.63%, 06/19/47 (b),(c)	10,058,000		7,405,202
Raizen Fuels Finance SA, 6.95%, 03/05/54 (b),(c)	5,520,000		5,077,756

			30,737,085

Oil & Gas Services — 0.0%
Oceanica Lux, 13.00%, 10/02/29 (b),(c)	753,000		765,726

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000		2,998,485

Total South America			63,479,388

Supranational — 0.0%
Multi-National — 0.0%
International Bank for Reconstruction & Development, 15.40%, 04/24/28 (b),(e),(f)	250,000		255,650

Total Supranational			255,650

TOTAL CORPORATE BONDS & NOTES (COST $293,413,207)			297,663,195

SOVEREIGN DEBT — 3.6%
Bulgaria Government International Bonds, 4.13%, 07/18/45 (b),(c)	2,669,000	EUR	3,031,360
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(c),(g)	3,243,630		2,481,377
6.90%, 07/31/30 (b),(c),(h)	5,052,904		4,471,820
Egypt Government International Bonds, 7.50%, 02/16/61 (b),(c)	6,616,000		5,186,263
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(c)	4,700,000		117,500
Honduras Government International Bonds, 8.63%, 11/27/34 (b),(c)	10,273,000		11,274,617
Ivory Coast Government International Bonds,
5.75%, 12/31/32 (b),(c),(h)	1,520,507		1,499,724
6.38%, 03/03/28 (b),(c)	3,400,000		3,449,358
7.63%, 01/30/33 (b),(c)	2,005,000		2,085,173
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35 (b),(c)	16,496,000		16,588,889
Lebanon Government International Bonds,
6.38%, 03/09/49 (b),(c),(k)	41,209,000		9,210,212
8.25%, 04/19/30 (b),(c),(k)	36,333,000		8,140,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Lithuania Government International Bonds,
3.63%, 03/10/36 (b),(c)	2,650,000	EUR	$3,094,124
4.25%, 09/10/45 (b),(c)	3,710,000	EUR	4,333,258
Mexico Government International Bonds,
5.13%, 03/19/38 (b)	3,858,000	EUR	4,613,183
5.50%, 08/17/30 (b),(c)	30,300,000		30,741,168
Montenegro Government International Bonds,
4.88%, 04/01/32 (b),(c)	2,148,000	EUR	2,527,716
7.25%, 03/12/31 (b),(c)	4,119,000		4,392,583
Provincia de Buenos Aires Government International Bonds, 6.63%, 09/01/37 (b),(c),(h)	2,885,707		1,680,925
Republic of Tajikistan International Bonds, 7.13%, 09/14/27 (b),(c)	2,346,667		2,334,520
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27 (b),(c)	3,972,000	EUR	4,809,378
Romania Government International Bonds, 5.38%, 03/22/31 (b),(c)	2,686,000	EUR	3,208,510
Sri Lanka Government International Bonds, 4.00%, 04/15/28 (b),(c)	4,207,816		4,020,569
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(c)	7,430,000		7,371,865

TOTAL SOVEREIGN DEBT (COST $128,316,528)			140,664,319

MORTGAGE-BACKED SECURITIES — 34.6%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 6.05%, 11/25/33 (b),(f)	195,981		177,958

Commercial Mortgage-Backed Securities — 0.1%
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 5.53%, 02/17/35 (b),(e),(f)	999,933	EUR	1,153,011
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 2.05%, 4.08%, 02/20/30 (b),(c),(f)	51,393	EUR	58,248
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 4.53%, 02/20/30 (b),(c),(f)	513,926	EUR	526,921
Taurus UK DAC,
Series 2021-UK4X, Class E, 3 mo. SONIO+ 3.10%, 7.09%, 08/17/31 (b),(c),(f)	69,652	GBP	93,628
Series UK3A, Class E, 3 mo. SONIO+ 3.80%, 8.02%, 07/20/35 (b),(e),(f)	142,000	GBP	191,444

			2,023,252

Total Europe			2,201,210

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
North America — 34.5%
Collateralized Mortgage Obligation (Residential) — 2.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(e),(f)	$972,000	$640,600
Series 2021-E, Class B2, 3.95%, 12/25/60 (b),(e),(f)	762,000	466,627
American Home Mortgage Investment Trust, Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(h)	7,500,000	6,775,237
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000	89,354
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 4.61%, 10/20/36 (b),(f)	3,729,167	1,161,061
Banc of America Mortgage Trust, Series 2004-F, Class B1, 5.88%, 07/25/34 (b),(f)	194,174	173,134
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(e)	100,000	89,106
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.76%, 09/25/34 (b),(f)	209,643	203,184
Series 2005-10, Class 2B1, 4.81%, 01/25/36 (b),(f)	378,787	237,475
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 4.91%, 02/25/36 (b),(f)	1,093,079	945,545
Series 2006-3, Class 22A1, 4.16%, 05/25/36 (b),(f)	325,448	235,098
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.59%, 08/25/36 (b),(f)	226,399	190,472
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.72%, 07/25/37 (b),(f)	2,513,950	568,507
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.97%, 06/25/54 (b),(e),(f)	3,006,000	3,039,219
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.33%, 02/25/37 (b),(f)	215,327	187,466
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,002,759	351,544
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 5.05%, 02/25/35 (b),(f)	391,337	376,166
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 4.99%, 04/25/35 (b),(f)	389,269	354,399
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.43%, 08/25/34 (b),(f)	658,346	263,369
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.71%, 09/25/36 (b),(f)	809,988	291,286
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 4.92%, 09/25/36 (b),(f)	695,144	567,241
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 4.87%, 06/25/37 (b),(f)	258,643	216,610

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
COLT Funding LLC, Series 2025-1, Class B1, 7.14%, 01/25/70 (b),(e),(f)	$627,000	$617,950
COLT Mortgage Loan Trust,
Series 2022-2, Class B1, 3.96%, 02/25/67 (b),(e),(f)	100,000	82,796
Series 2022-5, Class B1, 4.74%, 03/25/67 (b),(e),(f)	1,000,000	935,262
COLT Trust, Series 2021-RPL1, Class B2, 4.53%, 09/25/61 (b),(e),(f)	446,000	343,317
Countrywide Alternative Loan Trust,
Series 2004-16CB, Class M, 5.76%, 08/25/34 (b),(f)	277,294	248,021
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(f)	351,441	245,398
Series 2004-2CB, Class M, 5.92%, 03/25/34 (b),(f)	290,038	246,792
Series 2004-4CB, Class M, 5.68%, 04/25/34 (b),(f)	151,604	123,246
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.77%, 05/25/35 (b),(f)	247,246	187,042
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.77%, 06/25/35 (b),(f)	266,104	197,404
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.67%, 08/25/35 (b),(f)	1,572,425	880,088
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 5.43%, 11/25/35 (b),(f)	268,645	253,950
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 4.91%, 11/20/35 (b),(f)	5,857,185	5,541,641
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 5.85%, 12/25/35 (b),(f)	251,530	253,303
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.15%, 01/25/36 (b),(f)	1,512,828	1,327,802
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 4.97%, 08/25/35 (b),(f)	464,667	243,570
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	380,682	167,759
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 5.07%, 08/25/36 (b),(f)	544,547	236,866
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.61%, 07/25/36 (b),(f)	697,518	198,430
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.77%, 07/25/36 (b),(f)	677,973	206,070
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.67%, 07/25/36 (b),(f)	491,816	196,834
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	714,003	204,886
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 4.97%, 10/25/36 (b),(f)	667,592	237,566
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.67%, 10/25/36 (b),(f)	705,642	231,249
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	567,830	149,360
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (b)	420,810	246,533
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 5.02%, 11/25/36 (b),(f)	475,728	204,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 4.87%, 01/25/37 (b),(f)	$268,940	$190,914
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 4.87%, 01/25/37 (b),(f)	1,100,304	432,844
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 4.92%, 01/25/37 (b),(f)	1,137,523	451,758
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	739,684	381,387
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.77%, 04/25/36 (b),(f)	685,791	228,793
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.77%, 02/25/36 (b),(f)	329,727	197,507
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.77%, 04/25/36 (b),(f)	587,958	213,704
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 4.53%, 09/20/46 (b),(f)	306,948	267,882
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 4.46%, 09/20/46 (b),(f)	167,580	151,351
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.77%, 10/25/46 (b),(f)	248,592	211,023
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 4.43%, 02/20/47 (b),(f)	489,028	376,887
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.46%, 02/20/47 (b),(f)	291,930	231,909
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.67%, 05/20/46 (b),(f)	495,003	425,388
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.65%, 07/25/46 (b),(f)	89,420	95,605
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.79%, 07/25/46 (b),(f)	339,361	259,907
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.67%, 07/20/46 (b),(f)	556,250	452,478
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.67%, 08/25/37 (b),(f)	364,554	233,956
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.72%, 08/25/37 (b),(f)	2,115,828	701,207
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.77%, 08/25/37 (b),(f)	802,835	347,131
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.74%, 08/25/37 (b),(f)	702,176	196,337
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.77%, 08/25/47 (b),(f)	856,604	304,912
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.77%, 09/25/37 (b),(f)	1,778,657	616,865
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.67%, 09/25/37 (b),(f)	622,624	220,055
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.77%, 03/25/37 (b),(f)	548,546	212,542

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.77%, 05/25/37 (b),(f)	$869,920	$349,500
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.69%, 08/25/47 (b),(f)	374,379	319,343
Series 2007-J1, Class 3A1, 4.24%, 11/25/36 (b),(h)	325,115	229,626
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.53%, 11/25/47 (b),(f)	286,912	252,073
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 4.99%, 03/25/47 (b),(f)	177,501	152,119
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.63%, 08/25/47 (b),(f)	121,227	121,498
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(f)	328,994	242,224
CSMC Trust, Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(e),(f)	800,000	552,883
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.43%, 11/25/66 (b),(e),(f)	100,000	75,535
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.53%, 10/25/36 (b),(f)	1,250,359	397,778
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.67%, 03/19/45 (b),(f)	925,740	861,168
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.77%, 02/25/37 (b),(f)	730,025	193,964
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.82%, 04/25/37 (b),(f)	952,632	233,096
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(e),(f)	3,649,071	3,010,520
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 5.79%, 09/25/35 (b),(f)	259,809	212,656
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 5.01%, 11/19/35 (b),(f)	981,763	646,585
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.61%, 05/19/46 (b),(f)	531,595	267,164
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 4.48%, 08/19/37 (b),(f)	6,970,937	5,961,489
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.63%, 07/25/47 (b),(f)	387,053	284,077
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.76%, 05/25/36 (b),(f)	194,433	168,183
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.65%, 04/25/37 (b),(f)	199,686	203,968
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.75%, 08/25/37 (b),(f)	4,074,073	3,489,660

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.11%, 08/25/35 (b),(f)	$554,480	$451,510
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 7.64%, 03/25/54 (b),(e),(f)	3,751,935	3,806,278
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 5.02%, 12/25/35 (b),(f)	494,746	228,688
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	460,552	457,269
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(h)	245,542	232,425
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 5.17%, 08/25/47 (b),(f)	236,211	217,914
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.44%, 11/25/35 (b),(f)	265,979	145,160
Series 2005-A5, Class M1, 4.68%, 06/25/35 (b),(f)	607,629	533,515
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.65%, 09/25/34 (b),(f)	243,788	189,393
Series 2004-9, Class B1, 5.40%, 11/25/34 (b),(f)	259,152	226,134
Series 2005-1, Class B1, 5.66%, 03/25/35 (b),(f)	414,863	183,577
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B2, 3.76%, 01/25/26 (b),(e),(f)	100,000	59,156
Series 2024-NQM1, Class B2, 7.99%, 03/25/64 (b),(e),(f)	100,000	100,600
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 4.61%, 10/25/36 (b),(f)	270,331	240,854
PRKCM Trust,
Series 2023-AFC2, Class B2, 8.17%, 06/25/58 (b),(e),(f)	100,000	101,248
Series 2024-AFC1, Class B2, 8.42%, 03/25/59 (b),(e),(f)	1,409,000	1,424,582
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 4.95%, 09/25/46 (b),(f)	300,653	232,870
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.69%, 06/25/37 (b),(f)	1,364,523	1,029,478
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(e),(f)	251,000	254,869
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(e),(f)	5,513,000	5,601,533
Residential Asset Mortgage Products Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 6.19%, 04/25/35 (b),(f)	2,253,000	1,917,161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	$300,846	$238,452
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(e)	1,255,351	1,278,079
Series 2024-INV1, Class B1, 7.18%, 08/25/59 (b),(e),(f)	1,054,000	1,066,087
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.78%, 11/25/49 (b),(e),(f)	2,158,000	1,517,154
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(e)	123,000	113,193
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(e),(f)	268,000	216,802
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(e),(f)	135,000	101,393
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.69%, 01/25/37 (b),(f)	383,441	427,042
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.03%, 09/25/33 (b),(f)	165,350	113,106
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 5.61%, 10/25/45 (b),(f)	581,357	468,765
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.55%, 01/25/60 (b),(e),(f)	2,690,000	1,991,676
Series 2021-1, Class B2, 4.30%, 11/25/61 (b),(e),(f)	494,000	385,024
TRK Trust,
Series 2021-INV2, Class B2, 4.35%, 11/25/56 (b),(e),(f)	1,000,000	735,815
Series 2022-INV1, Class B1, 3.99%, 02/25/57 (b),(e),(f)	111,000	84,902
Series 2022-INV1, Class B2, 3.99%, 02/25/57 (b),(e),(f)	100,000	62,603
Verus Securitization Trust, Series 2024-1, Class B1, 7.91%, 01/25/69 (b),(e),(f)	2,149,000	2,175,615
Visio Trust, Series 2023-2, Class B2, 7.71%, 10/25/58 (b),(e),(f)	100,000	99,754
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 5.10%, 01/25/45 (b),(f)	217,680	193,285
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.07%, 12/25/45 (b),(f)	429,490	372,718
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 5.17%, 04/25/45 (b),(f)	446,716	359,459
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 5.22%, 07/25/45 (b),(f)	140,648	133,819
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.22%, 01/25/46 (b),(f)	173,627	171,775
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 3.95%, 12/25/46 (b),(f)	1,156,928	946,970

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 5.13%, 07/25/46 (b),(f)	$289,861	$278,362
Series 2007-HY6, Class 1A1, 4.04%, 06/25/37 (b),(f)	265,060	220,047
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	201,242	172,408
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 4.95%, 12/25/35 (b),(f)	238,450	259,314
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	324,619	257,287
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	460,168	414,600
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 4.90%, 02/25/47 (b),(f)	213,493	180,663

		89,728,468

Commercial Mortgage-Backed Securities — 2.6%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(e)	130,000	98,328
AREIT Trust, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 7.99%, 06/17/39 (b),(e),(f)	1,000,000	1,000,654
ARES Trust, Series 2025-IND3, Class E, 1 mo. TSFR + 3.55%, 7.70%, 04/15/27 (b),(e),(f)	1,010,000	1,013,904
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/29 (b),(e),(f)	202,000	210,266
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(e)	290,000	236,768
Series 2024-V11, Class XD, 2.09%, 11/15/57 (b),(e),(f),(i)	1,000,000	66,731
Series 2024-V7, Class XD, 3.08%, 06/15/29 (b),(e),(f),(i)	1,000,000	88,272
Series 2024-V8, Class XD, 3.18%, 07/15/57 (b),(e),(f),(i)	1,000,000	95,474
Series 2025-V17, Class XD, 1.97%, 09/15/58 (b),(e),(f),(i)	1,000,000	87,079
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 7.84%, 03/15/41 (b),(e),(f)	4,734,648	4,732,972
BMO Mortgage Trust,
Series 2025-5C10, Class XD, 2.50%, 05/15/58 (b),(e),(f),(i)	1,000,000	91,184
Series 2025-5C9, Class XD, 2.20%, 12/15/57 (b),(e),(f),(i)	1,000,000	79,362
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.07%, 07/15/39 (b),(e),(f)	1,277,000	1,277,103
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(e),(f)	5,006,000	4,546,069
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.48%, 12/15/38 (b),(e),(f)	134,586	134,323

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 7.35%, 04/15/34 (b),(e),(f)	$100,000	$97,611
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 6.62%, 06/15/38 (b),(e),(f)	460,287	460,717
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 7.07%, 06/15/38 (b),(e),(f)	208,663	208,901
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 8.02%, 06/15/38 (b),(e),(f)	876,738	877,428
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.19%, 01/17/39 (b),(e),(f)	227,000	226,416
BX Trust,
Series 2021-ARIA, Class G, 1 mo. TSFR + 3.26%, 7.41%, 10/15/36 (b),(e),(f)	1,000,000	997,030
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 7.11%, 04/15/39 (b),(e),(f)	700,000	698,750
Cali, Series 2024-SUN, Class E, 1 mo. TSFR + 4.62%, 8.84%, 07/15/41 (b),(e),(f)	1,000,000	1,004,029
CD Mortgage Trust, Series 2016-CD1, Class D, 2.89%, 08/10/49 (b),(e),(f)	422,000	222,194
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.30%, 09/10/45 (b),(e),(f)	91,143	86,660
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(e)	100,000	85,033
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(e)	697,000	473,195
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.79%, 02/10/47 (b),(e),(f)	591,000	506,499
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(e)	239,000	190,194
Series 2015-CR23, Class D, 4.35%, 05/10/48 (b),(f)	128,985	124,356
Series 2015-CR25, Class D, 3.74%, 08/10/48 (b),(f)	479,000	456,621
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(e),(f)	3,065,000	2,654,477
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(e)	1,439,000	1,172,566
Series 2015-LC21, Class C, 4.44%, 07/10/48 (b),(f)	1,113,000	1,089,594
Series 2015-LC21, Class D, 4.44%, 07/10/48 (b),(f)	1,348,000	1,294,464
Series 2025-180W, Class E, 7.61%, 08/10/42 (b),(e),(f)	1,000,000	1,005,300
Series 2025-180W, Class X, 1.60%, 08/10/42 (b),(e),(f),(i)	1,000,000	60,082
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (b),(f)	843,000	632,050
Series 2015-C4, Class E, 3.93%, 11/15/48 (b),(f)	100,000	98,639
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(e),(f)	5,568,000	5,425,587
Series 2016-C5, Class C, 4.74%, 11/15/48 (b),(f)	355,000	352,832
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(e),(f)	604,000	497,121
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(e)	163,000	138,081
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(e)	1,409,000	1,037,389
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class E, 7.19%, 11/10/41 (b),(e),(f)	855,000	877,804
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 7.88%, 11/15/38 (b),(e),(f)	1,028,431	1,027,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.11%, 01/25/51 (b),(e),(f)	$102,000	$105,020
FREMF Mortgage Trust, Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(e),(f)	1,000,000	901,816
FS Rialto Issuer LLC, Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.64%, 01/19/39 (b),(e),(f)	1,000,000	999,990
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 7.70%, 11/15/36 (b),(e),(f)	312,000	307,121
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 8.32%, 05/15/26 (b),(e),(f)	1,019,000	584,799
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 9.07%, 05/15/26 (b),(e),(f)	1,000,000	399,182
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 10.32%, 05/15/26 (b),(e),(f)	1,000,000	124,457
GS Mortgage Securities Trust,
Series 2014-GC24, Class B, 4.53%, 09/10/47 (b),(f)	100,000	96,241
Series 2014-GC24, Class C, 4.55%, 09/10/47 (b),(f)	303,000	268,528
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(e)	1,415,000	1,323,458
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(e)	1,593,000	1,205,584
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 6.15%, 10/19/35 (b),(f)	359,833	286,852
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(e),(f)	11,467,000	11,142,094
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(e)	1,068,000	22,124
ICNQ Mortgage Trust,
Series 2024-MF, Class E, 6.56%, 11/06/34 (b),(e),(f)	1,702,000	1,714,111
Series 2024-MF, Class F, 6.56%, 11/06/34 (b),(e),(f)	1,000,000	976,246
Series 2024-MF, Class X, 0.63%, 12/10/34 (b),(e),(f),(i)	1,000,000	17,092
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.89%, 01/15/49 (b),(f)	102,000	95,201
Series 2016-JP3, Class D, 3.55%, 08/15/49 (b),(e),(f)	100,000	88,790
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.19%, 09/15/47 (b),(e),(f)	100,000	88,260
Series 2014-C26, Class C, 4.20%, 01/15/48 (b),(f)	642,000	606,159
Series 2015-C31, Class E, 4.71%, 08/15/48 (b),(e),(f)	1,093,000	387,075
Series 2016-C1, Class C, 4.85%, 03/17/49 (b),(f)	651,000	640,424
Series 2016-C1, Class E, 4.85%, 03/15/49 (b),(e),(f)	3,126,000	2,864,666
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.61%, 03/15/38 (b),(e),(f)	805,000	799,449
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class C, 4.82%, 03/10/50 (b),(e),(f)	967,000	905,217
Series 2017-5, Class D, 4.82%, 03/10/50 (b),(e),(f)	1,125,000	936,646

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.28%, 06/19/37 (b),(e),(f)	$1,213,000	$1,213,713
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 7.83%, 06/19/37 (b),(e),(f)	1,000,000	1,000,551
MF1 Ltd.,
Series 2021-FL6, Class D, 1 mo. TSFR + 2.66%, 6.80%, 07/16/36 (b),(e),(f)	100,000	99,592
Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 6.33%, 02/19/37 (b),(e),(f)	847,000	842,682
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 7.26%, 07/15/36 (b),(e),(f)	100,000	99,767
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 6.21%, 05/15/38 (b),(e),(f)	265,600	265,785
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 6.66%, 05/15/38 (b),(e),(f)	876,000	876,877
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.41%, 01/15/27 (b),(e),(f)	80,000	79,810
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.11%, 01/15/27 (b),(e),(f)	626,400	625,289
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(e),(f)	1,441,000	1,155,208
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	782,909
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.72%, 08/15/49 (b),(e),(f)	3,200,500	2,884,531
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.25%, 03/15/35 (b),(e),(f)	85,909	85,940
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 6.89%, 04/15/32 (b),(e),(f)	1,301,000	1,273,160
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(e)	339,000	295,043
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(e)	121,000	106,576
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 7.22%, 11/25/36 (b),(e),(f)	100,000	99,821
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(e),(f)	1,691,000	1,543,563
Series 2019-6, Class D, 4.66%, 10/25/52 (b),(e),(f)	227,000	191,898
RFR Trust,
Series 2025-SGRM, Class E, 7.51%, 03/11/29 (b),(e),(f)	2,895,000	2,969,645
Series 2025-SGRM, Class X, 0.11%, 03/11/29 (b),(e),(f),(i)	1,204,000	2,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
RIDE, Series 2025-SHRE, Class E, 8.07%, 02/14/35 (b),(e),(f)	$1,000,000	$1,010,619
SCG Trust, Series 2025-SNIP, Class E, 1 mo. TSFR + 3.40%, 7.65%, 09/15/30 (b),(e),(f)	1,000,000	1,002,505
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.97%, 10/10/48 (b),(e),(f)	205,000	172,015
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(e),(f)	1,720,000	1,442,325
SHR Trust, Series 2024-LXRY, Class D, 1 mo. TSFR + 3.60%, 7.75%, 10/15/41 (b),(e),(f)	674,000	677,069
Starwood Mortgage Trust,
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.82%, 11/15/36 (b),(e),(f)	125,000	123,939
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 8.47%, 11/15/36 (b),(e),(f)	1,000,000	986,183
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(e),(f)	112,000	85,332
Series 2018-C9, Class D, 5.11%, 03/15/51 (b),(e),(f)	331,000	224,692
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(e)	103,000	72,052
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(e),(f)	2,561,522	2,634,285
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(e),(f)	214,126	219,983
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(e),(f)	992,000	907,882
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	2,991,000	1,608,647
Series 2015-NXS4, Class D, 3.90%, 12/15/48 (b),(f)	100,000	99,199
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(e),(f)	465,000	455,738
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(e)	4,253,000	3,816,502
Series 2016-NXS5, Class E, 5.12%, 01/15/59 (b),(e),(f)	100,000	61,598
Series 2025-5C4, Class XD, 2.45%, 05/15/58 (b),(e),(f),(i)	1,000,000	92,037
Series 2025-5C6, Class XD, 2.43%, 10/15/58 (b),(e),(f),(i)	1,000,000	98,842
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 8.23%, 11/15/27 (b),(e),(f)	2,696,000	2,722,356
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 9.08%, 11/15/27 (b),(e),(f)	1,000,000	1,010,000
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(e),(f)	109,000	5,348

		101,749,157

Interest Only Commercial Mortgage-Backed Securities — 2.7%
Bank5,
Series 2024-5YR11, Class XD, 2.53%, 11/15/57 (b),(e),(f),(i)	1,000,000	83,421
Series 2024-5YR5, Class XD, 3.24%, 02/15/29 (b),(e),(f),(i)	1,000,000	90,918

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-5YR14, Class XD, 2.50%, 04/15/58 (b),(e),(f),(i)	$1,000,000	$92,380
BBCMS Mortgage Trust,
Series 2022-C16, Class XD, 2.33%, 06/15/55 (b),(e),(f),(i)	4,299,000	520,510
Series 2025-5C34, Class XD, 2.78%, 05/15/58 (b),(e),(f),(i)	1,000,000	104,992
Series 2025-5C37, Class XD, 2.10%, 09/15/58 (b),(e),(f),(i)	1,000,000	91,886
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.41%, 07/15/56 (b),(e),(f),(i)	1,000,000	82,837
California Housing Finance Agency, Series X, Class X, 0.29%, 01/15/35 (b),(f),(i)	14,004,534	200,699
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(e),(f),(i)	19,612,000	157,014
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.30%, 12/15/72 (b),(e),(f),(i)	5,347,000	306,618
Series 2019-GC43, Class XD, 0.72%, 11/10/52 (b),(e),(f),(i)	5,918,000	138,600
COMM Mortgage Trust, Series 2014-UBS4, Class XA, 0.90%, 08/10/47 (b),(f),(i)	1,954,523	649
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class XA, 0.20%, 08/15/48 (b),(f),(i)	7,447,204	1,281
Series 2019-C18, Class XD, 1.54%, 12/15/52 (b),(e),(f),(i)	4,452,333	217,724
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(e),(f),(i)	64,579,000	340,977
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K049, Class X3, 4.19%, 10/25/43 (b),(f),(i)	134,940	13
Series K061, Class X1, 0.28%, 11/25/26 (b),(f),(i)	15,186,134	22,233
Series K071, Class X1, 0.41%, 11/25/27 (b),(f),(i)	84,028,599	401,741
Series K085, Class X3, 2.39%, 12/25/45 (b),(f),(i)	1,000,000	64,484
Series K095, Class X3, 2.17%, 08/25/47 (b),(f),(i)	9,297,000	659,920
Series K102, Class X3, 1.96%, 12/25/46 (b),(f),(i)	1,000,000	69,342
Series K115, Class X3, 3.06%, 09/25/48 (b),(f),(i)	1,000,000	116,782
Series K118, Class X3, 2.78%, 10/25/48 (b),(f),(i)	652,000	71,644
Series K119, Class X3, 2.82%, 09/25/48 (b),(f),(i)	1,525,000	172,090
Series K122, Class X3, 2.72%, 01/25/49 (b),(f),(i)	1,000,000	110,971
Series K128, Class X3, 2.88%, 04/25/31 (b),(f),(i)	1,000,000	124,181
Series K143, Class X3, 3.25%, 04/25/50 (b),(f),(i)	1,000,000	163,620
Series K154, Class X1, 0.42%, 11/25/32 (b),(f),(i)	30,127,742	443,179
Series KLU1, Class X3, 4.17%, 01/25/31 (b),(f),(i)	11,400,847	1,078,611
Series KLU2, Class X1, 1.09%, 08/25/29 (b),(f),(i)	36,639,455	1,467,557
Series KLU2, Class X3, 4.05%, 08/25/29 (b),(f),(i)	5,441,832	684,566

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series KS11, Class XFX, 1.75%, 06/25/29 (b),(f),(i)	$24,568,198	$1,060,339
Series KW10, Class X3, 2.82%, 10/25/32 (b),(f),(i)	5,935,000	555,534
Federal Home Loan Mortgage Corp. REMICS,
Series 4976, Class MI, 4.50%, 05/25/50 (i)	11,964,285	2,569,749
Series 5036, Class IB, 5.00%, 10/25/48 (i)	9,541,411	2,380,620
Series 5036, Class KI, 4.00%, 06/25/48 (i)	14,317,791	2,908,530
Series 5093, Class AI, 3.50%, 04/25/51 (i)	10,599,335	1,753,162
Series 5104, Class GI, 3.50%, 06/25/49 (i)	8,008,236	1,578,231
Series 5134, Class BI, 4.50%, 08/25/51 (i)	14,579,732	3,370,805
Series 5146, Class BI, 4.00%, 08/25/50 (i)	18,664,423	3,750,467
Series 5236, Class KI, 4.00%, 11/25/51 (i)	24,835,368	5,047,490
Series 5322, Class DI, 3.00%, 10/25/51 (i)	13,215,147	1,995,197
Federal Home Loan Mortgage Corp. STRIPS, Series 303, Class C28, 4.50%, 01/15/43 (i)	7,834,296	1,456,615
Federal National Mortgage Association Interest STRIPS,
Series 409, Class C14, 3.50%, 04/25/42 (i)	10,828,744	1,691,840
Series 413, Class C35, 4.50%, 10/25/40 (i)	8,795,089	1,674,972
Federal National Mortgage Association REMICS,
Series 2020-41, Class GI, 4.00%, 10/15/44 (i)	29,329,345	5,618,623
Series 2020-65, Class JI, 4.00%, 09/25/50 (i)	9,746,134	2,105,886
Series 2021-67, Class GI, 3.50%, 10/25/51 (i)	23,912,834	4,246,943
Series 2022-4, Class WI, 3.00%, 02/25/52 (i)	24,983,989	2,875,532
Series 2025-18, Class SJ, 1 mo. SOFR + 7.05%, 2.69%, 03/25/55 (f),(i)	73,134,089	5,563,383
Government National Mortgage Association REMICS,
Series 2021-158, Class JI, 5.00%, 02/20/50 (i)	10,596,473	2,360,386
Series 2022-125, Class CI, 5.00%, 06/20/52 (i)	18,150,657	3,471,567
Series 2023-116, Class SJ, 1 mo. SOFR + 5.85%, 1.46%, 08/20/53 (f),(i)	67,814,756	3,551,391
Series 2023-149, Class SH, 1 mo. SOFR + 7.00%, 2.61%, 10/20/53 (f),(i)	34,281,062	3,077,822
Series 2023-183, Class SE, 1 mo. SOFR + 5.85%, 1.46%, 12/20/53 (f),(i)	51,956,449	3,120,348
Series 2023-96, Class SB, 1 mo. SOFR + 6.00%, 1.61%, 07/20/53 (f),(i)	28,439,937	1,798,542
Series 2024-20, Class SB, 1 mo. SOFR + 5.82%, 1.43%, 02/20/54 (f),(i)	26,735,928	1,591,456
Series 2024-20, Class SC, 1 mo. SOFR + 5.60%, 1.21%, 02/20/54 (f),(i)	26,735,928	1,430,238
Series 2024-200, Class SG, 1 mo. SOFR + 5.45%, 1.06%, 05/20/53 (f),(i)	61,354,806	3,073,446
Series 2024-8, Class SA, 1 mo. SOFR + 7.02%, 2.63%, 01/20/54 (f),(i)	25,396,111	2,257,511
Series 2025-120, Class IA, 4.00%, 03/20/52 (i)	17,092,566	3,331,136
Series 2025-120, Class IB, 4.00%, 01/20/51 (i)	35,053,854	7,003,515
Series 2025-120, Class IC, 4.50%, 01/20/50 (i)	15,465,736	3,346,615

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-120, Class ID, 4.50%, 06/20/52 (i)	$22,671,677	$4,401,253
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(e),(f),(g),(i)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.37%, 07/10/52 (b),(e),(f),(i)	2,219,000	87,857
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.54%, 11/13/52 (b),(e),(f),(i)	4,231,000	211,795
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(e),(f),(i)	20,401,000	116,163

		104,516,551

U.S. Government Sponsored Agency Securities — 26.9%
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 5.00%, 06/25/52 (l)	280,000,000	277,703,160
TBA, 30 Year Maturity, 5.00%, 06/25/52 (l)	155,000,000	153,643,750
TBA, 30 Year Maturity, 5.50%, 11/13/71 (l)	120,000,000	120,923,400
TBA, 30 Year Maturity, 6.50%, 12/11/71 (l)	161,000,000	166,496,701
TBA, 30 Year Maturity , 5.50%, 10/13/71 (l)	235,000,000	236,964,365
TBA, 30 Year Maturity , 6.50%, 11/11/72 (l)	80,000,000	82,728,160

		1,038,459,536

Total North America		1,334,453,712

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,352,612,764)		1,336,654,922

U.S. TREASURY OBLIGATIONS — 1.4%
North America — 1.4%
U.S. Treasury Bills, 0.00%, 12/18/25 (g)	12,500,000	12,395,274
U.S. Treasury Inflation-Indexed Notes, 1.88%, 07/15/35 (b)	40,242,800	40,568,614

Total North America		52,963,888

TOTAL U.S. TREASURY OBLIGATIONS (COST $52,852,161)		52,963,888

	Shares

CLOSED-END FUND — 1.2%
Pershing Square Holdings Ltd.	717,214	44,323,825

TOTAL CLOSED-END FUND (COST $37,812,972)		44,323,825

EXCHANGE-TRADED FUNDS — 0.1%
iShares Gold Trust (a),(b)	5,749	418,355
SPDR S&P Insurance ETF (b)	125	7,415
SPDR S&P Regional Banking ETF	75,000	4,747,500
Utilities Select Sector SPDR Fund (b)	284	24,767

TOTAL EXCHANGE-TRADED FUNDS (COST $5,045,715)		5,198,037

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES — 2.1%
Ruffer SICAV — Ruffer Total Return International Class I (a)	40,229,307	$81,745,952

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES (COST $80,000,000)		81,745,952

WARRANTS — 0.0%
ATI Penny Warrant (a),(b)	111,184	2,224
ATI Warrant (a),(b)	100,595	0

TOTAL WARRANTS (COST $0)		2,224

INVESTMENTS IN INVESTEE FUNDS — 11.2%
North America — 11.2%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $5,995,056) (a),(m)	3	9,693,784
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(m)	116,686	177,230,449
Atreides Special Circumstances Fund, LLC (cost $1,762,684) (a),(m)	1	5,215,717
Kirkoswald Global Macro Fund Ltd. (cost $52,567,982) (a),(m)	476,987	54,918,957
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(m)	1	184,731,722

Total North America		431,790,629

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $267,523,683)		431,790,629

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(d)	1,040	0
Gracell Biotechnologies, Inc. (a),(d)	5,000	0
ImageneBio, Inc. (a),(d)	1,700	0
Pershing Square SPARC Holdings Ltd. (a),(d)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(d)	2,020,101	0
Tectonic Therapeutic, Inc. (a),(d)	450	0

TOTAL RIGHTS (COST $0)		0

TOTAL LONG-TERM INVESTMENTS (COST $3,665,549,806)		3,970,635,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 1.2%

Exchange-Traded Call Options — 0.4%
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	$95,500	$32,950	$(62,550)
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	49,275	(46,225)
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	32,450	(63,050)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	17,925	(77,575)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	18,475	(77,025)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	23,300	(72,200)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	30,700	(64,800)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	35,050	(60,450)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	37,550	(57,950)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	45,825	(49,675)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	52,125	(43,375)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	85,250	(10,250)
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	165	742	729,650	615,450	(114,200)
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	225	1,012	996,750	950,175	(46,575)
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	74,400	(43,850)
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	51,975	(66,275)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	53,850	(64,400)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	112	118,250	69,025	(49,225)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	88,425	(29,825)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	97,625	(20,625)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	98,975	(19,275)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	110,425	(7,825)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	128,275	10,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	$118,250	$181,825	$63,575
CRUDE OIL FUT DEC 25	90.00 USD	11/17/25	5	450	650	650	0
SOYBEAN OIL DEC 25	50.00 USD	11/21/25	31	1,550	80,373	28,644	(51,729)
LME Copper 3Mo Call	12,500.00 USD	12/03/25	10	125,000	40,531	5,070	(35,461)
California Carbon Allowance Vintage DEC25	40.00 USD	12/15/25	36	1,440	131,790	3,780	(128,010)
California Carbon Allowance Vintage DEC25	45.00 USD	12/15/25	1,725	77,625	1,428,915	91,425	(1,337,490)
NAT GAS EURO FUT JAN 26	50.00 EUR	12/24/25	55	2,750	300,742	16,046	(284,696)
NAT GAS EURO FUT MAR 26	50.00 EUR	2/24/26	55	2,750	300,338	33,728	(266,610)
NAT GAS EURO FUT DEC 25	50.00 EUR	11/26/25	11	550	60,148	1,758	(58,390)
NAT GAS EURO FUT FEB 26	50.00 EUR	1/27/26	55	2,750	271,638	24,344	(247,294)
CRUDE OIL FUT DEC 25	110.00 USD	11/17/25	100	11,000	32,367	5,000	(27,367)
California Carbon Allowance Vintage DEC25	35.00 USD	12/15/25	275	9,625	580,476	97,625	(482,851)
LME Copper 3Mo Call	11,500.00 USD	12/02/26	40	460,000	503,128	455,530	(47,598)
SOYBEAN DEC 25	350.00 USD	11/21/25	315	110,250	194,755	3,150	(191,605)
SOYBEAN OIL MAR 26	55.00 USD	2/20/26	63	3,465	117,411	56,322	(61,089)
LME Copper 3Mo Call	11,500.00 USD	6/03/26	80	920,000	462,256	553,540	91,284
CRUDE OIL FUT DEC 26	75.00 USD	11/17/26	89	6,675	217,569	218,940	1,371
California Carbon Allowance Vintage DEC25	32.00 USD	12/15/25	660	21,120	931,141	648,120	(283,021)
S&P 500 Index	9,000.00 USD	12/18/26	4,382	39,438,000	1,741,887	4,587,954	2,846,067
SOYBEAN OIL DEC 25	60.00 USD	11/21/25	63	3,780	87,146	4,347	(82,799)
SOYBEAN MAR 26	320.00 USD	2/20/26	168	53,760	109,300	42,000	(67,300)
SOYBEAN MAR 26	300.00 USD	2/20/26	63	18,900	78,956	37,170	(41,786)
LME Copper 3Mo Call	11,000.00 USD	6/03/26	80	880,000	675,256	777,740	102,484
LME Copper 3Mo Call	11,000.00 USD	12/03/25	40	440,000	140,128	117,440	(22,688)
CRUDE OIL FUT JAN 26	85.00 USD	12/16/25	105	8,925	39,162	29,400	(9,762)
SILVER MAR26	42.50 USD	2/24/26	42	1,785	472,585	1,243,830	771,245
NAT GAS EURO OPT NOV 25	5.00 USD	10/28/25	14	70	1,816	742	(1,074)
GOLD DEC 25	3,750.00 USD	11/24/25	21	78,750	188,202	367,920	179,718
CORN FUT DEC 25	420.00 USD	11/21/25	92	38,640	46,596	34,500	(12,096)
NAT GAS EURO OPT MAR 26	7.00 USD	2/24/26	75	525	76,750	61,725	(15,025)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PALLADIUM DEC 25	1,250.00 USD	11/19/25	32	40,000	$136,092	$332,480	$196,388
NAT GAS EURO OPT DEC 25	4.00 USD	11/24/25	21	84	52,351	58,842	6,491
NAT GAS EURO OPT NOV 25	3.50 USD	10/28/25	42	147	63,673	51,492	(12,181)
NAT GAS EURO OPT NOV 25	4.50 USD	10/28/25	20	90	3,301	2,220	(1,081)
NAT GAS EURO OPT JAN 26	5.25 USD	12/26/25	503	2,641	1,087,340	1,080,444	(6,896)
NAT GAS EURO OPT JAN 26	7.50 USD	12/26/25	504	3,780	299,800	290,304	(9,496)
SILVER DEC25	44.50 USD	11/24/25	25	1,112	258,801	409,500	150,699
NAT GAS EURO OPT DEC 25	6.00 USD	12/01/25	4	24	1,070	1,004	(66)

					$15,269,340	$14,756,026	$(513,314)

Exchange-Traded Put Options — 0.2%
California Carbon Allowance Vintage DEC25	30.00 USD	12/15/25	575	17,250	1,443,721	497,950	(945,771)
California Carbon Allowance Vintage DEC25	25.00 USD	12/15/25	3,420	85,500	6,892,904	766,080	(6,126,824)
California Carbon Allowance Vintage DEC25	20.00 USD	12/15/25	1,880	37,600	2,937,942	144,760	(2,793,182)
NAT GAS EURO OPT NOV25	3.60 USD	10/28/25	100	360	149,292	389,900	240,608
NAT GAS EURO OPT NOV25	2.90 USD	10/28/25	100	290	46,292	55,100	8,808
LME Copper 3Mo Call	8,500.00 USD	12/02/26	40	340,000	463,128	216,380	(246,748)
SOYBEAN DEC 25	280.00 USD	11/21/25	315	88,200	208,930	322,875	113,945
LME Copper 3Mo Call	8,500.00 USD	6/03/26	160	1,360,000	1,084,512	388,840	(695,672)
CRUDE OIL FUT DEC 26	50.00 USD	11/17/26	84	4,200	304,329	267,120	(37,209)
SOYBEAN MAR 26	280.00 USD	2/20/26	168	47,040	109,720	141,120	31,400
SOYBEAN MAR 26	300.00 USD	2/20/26	63	18,900	101,321	129,465	28,144
SGX IRON ORE OCT 25	95.00 USD	10/31/25	84	7,980	18,942	168	(18,774)
SGX IRON ORE NOV 25	95.00 USD	11/28/25	84	7,980	18,942	3,948	(14,994)
SGX IRON ORE DEC 25	95.00 USD	12/31/25	84	7,980	18,942	8,232	(10,710)
E-Mini S&P 500 Index	6,100.00 USD	10/31/25	42	256,200	291,439	26,775	(264,664)
E-Mini S&P 500 Index	6,350.00 USD	11/21/25	105	666,750	540,910	257,250	(283,660)
S&P 500 Index	6,250.00 USD	11/21/25	732	4,575,000	4,122,307	2,871,636	(1,250,671)
California Carbon Allowance Vintage DEC26	20.00 USD	12/15/26	500	10,000	250,410	240,000	(10,410)
CORN FUT DEC 25	420.00 USD	11/21/25	92	38,640	52,511	55,200	2,689

					$19,056,494	$6,782,799	$(12,273,695)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options — 0.4%
XAG USD FX Option Call 35 12/29/25	J.P. Morgan Securities LLC	35.00 USD	12/29/25	200,000	7,000,000	$652,000		$2,303,388	$1,651,388
LME Copper 3Mo Call	Citibank N.A.	12,500.00 USD	3/04/26	3,739	46,737,500	661,803		325,771	(336,032)
LME Copper 3Mo Call	Goldman Sachs & Co.	12,500.00 USD	3/04/26	2,917	36,462,500	555,688		254,073	(301,615)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	12,500.00 USD	3/04/26	2,992	37,400,000	523,899		260,666	(263,233)
XAG USD FX Option Call 37.5 12/18/25	J.P. Morgan Securities LLC	37.50 USD	12/18/25	210,000	7,875,000	625,800		1,910,771	1,284,971
LME Copper 3Mo Call	Goldman Sachs & Co.	12,000.00 USD	6/03/26	7,179	86,148,000	1,418,952		1,570,066	151,114
LME Copper 3Mo Call	Citibank N.A.	12,000.00 USD	6/03/26	2,639	31,668,000	567,385		577,215	9,830
Advanced Micro Devices, Inc.	Bank Of America Merrill Lynch	165.00 USD	12/19/25	15	2,475	12,751		21,640	8,889
Micron Technology, Inc.	Bank Of America Merrill Lynch	145.00 USD	12/19/25	5	725	4,125		14,981	10,856
Broadcom, Inc.	Bank Of America Merrill Lynch	300.00 USD	12/19/25	5	1,500	10,825		23,972	13,147
XPT USD FX Option Call 1500 1/19/26	J.P. Morgan Securities LLC	1,500.00 USD	1/19/26	2,000	3,000,000	108,000		240,056	132,056
XAG USD FX Option Call 45 1/22/26	J.P. Morgan Securities LLC	45.00 USD	1/22/26	210,000	9,450,000	288,750		739,583	450,833
XAU USD FX Option Call 3500 1/22/26	J.P. Morgan Securities LLC	3,500.00 USD	1/22/26	2,100	7,350,000	336,000		893,209	557,209
XAU USD FX Option Call 3500 1/28/26	J.P. Morgan Securities LLC	3,500.00 USD	1/28/26	4,000	14,000,000	468,000		1,713,598	1,245,598
SOFR Interest Rate Swaption Call 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	472,325(n	)	493,772	21,447
SOFR Interest Rate Swaption Call 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,000(n	)	226,975	11,975
SOFR Interest Rate Swaption Call 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875(n	)	205,767	(146,108)
SOFR Interest Rate Swaption Call 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500(n	)	152,554	(204,946)
SOFR Interest Rate Swaption Call 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000(n	)	210,167	(140,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	$525,000(n	)	$394,273	$(130,727)
SOFR Interest rate Swaption Call 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(n	)	204,524	(150,101)
SOFR Interest Rate Swaption Call 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(n	)	153,730	(203,770)
SOFR Interest Rate Swaption Call 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(n	)	206,643	(143,357)
SOFR Interest Rate Swaption Call 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225(n	)	388,768	(10,457)

						$9,968,028		$13,486,162	$3,518,134

OTC Put Options — 0.2%
USD XAU FX Option Put 2300 12/18/25	Deutsche Bank AG	2,300.00 USD	12/18/25	21,850,000	50,255,000,000	44,032		368	(43,664)
XAU USD FX Option Put 3300 1/28/26	J.P. Morgan Securities LLC	3,300.00 USD	1/28/26	4,000	13,200,000	260,000		29,921	(230,079)
SOFR Interest Rate Swaption Put 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	472,325(n	)	435,382	(36,943)
SOFR Interest Rate Swaption Put 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,500(n	)	194,978	(20,522)
CDX IG44 Credit Swaption Put 67.5 12/17/2025	Barclays Bank PLC	67.50 USD	12/17/25	5,000,000,000	337,500,000,000	5,125,000		2,377,783	(2,747,217)
CDX IG44 Credit Swaption Put 67.5 12/17/2025	Goldman Sachs & Co.	67.50 USD	12/17/25	1,960,784,000	132,352,920,000	2,058,823		932,463	(1,126,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
CDX IG44 Credit Swaption Put 67.5 12/17/2025	Morgan Stanley Capital Services LLC	67.50 USD	12/17/25	3,400,000,000	229,500,000,000	$3,281,000		$1,616,892	$(1,664,108)
SOFR Interest Rate Swaption Put 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000(n	)	586,503	61,503
SOFR Interest Rate Swaption Put 5.375 6/30/27	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343(n	)	4,537	(13,806)
SOFR Interest Rate Swaption Put 6.0 10/7/25	Barclays Bank PLC	6.00 USD	10/03/25	8,250,000	49,500,000	1,155(n	)	1	(1,154)
SOFR Interest Rate Swaption Put 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875(n	)	451,211	99,336
SOFR Interest Rate Swaption Put 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500(n	)	462,520	105,020
SOFR Interest Rate Swaption Put 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(n	)	459,915	102,415
SOFR Interest Rate Swaption Put 6.25 10/7/25	Barclays Bank PLC	6.25 USD	10/03/25	11,000,000	68,750,000	1,265(n	)	1	(1,264)
SOFR Interest Rate Swaption Put 5.375 7/14/27	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295(n	)	2,390	(6,905)
SOFR Interest Rate Swaption Put 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000(n	)	442,465	91,465
SOFR Interest Rate Swaption Put 5.375 12/18/26	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,783(n	)	845	(6,938)
SOFR Interest Rate Swaption Put 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(n	)	455,550	100,925
SOFR Interest Rate Swaption Put 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(n	)	448,362	98,362
SOFR Interest Rate Swaption Put 6.25 12/17/25	Barclays Bank PLC	6.25 USD	12/15/25	35,000,000	218,750,000	9,625(n	)	82	(9,543)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	$399,225(n	)	$394,207	$(5,018)

						$14,550,871		$9,296,376	$(5,254,495)

Total Purchased Options Outstanding						$58,844,733		$44,321,363	$(14,523,370)

Security Description	Shares	Value

REPURCHASE AGREEMENTS (o) — 1.9%
Barclays Capital, Inc., 3.85%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,253,053) (p)	1,233,853	$1,233,853
Barclays Capital, Inc., 3.85%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $728,656) (p)	717,492	717,492
Barclays Capital, Inc., 3.70%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,858,432) (p)	2,940,668	2,940,668
Barclays Capital, Inc., 3.70%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,672,530) (p)	1,720,648	1,720,648
Barclays Capital, Inc., 3.65%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $525,477) (p)	541,607	541,607
Barclays Capital, Inc., 3.65%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $905,784) (p)	933,587	933,587
Barclays Capital, Inc., 3.50%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,054,568) (p)	1,059,138	1,059,138
Barclays Capital, Inc., 3.50%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $615,423) (p)	618,089	618,089
Barclays Capital, Inc., 3.50%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $526,769) (p)	529,562	529,562
Barclays Capital, Inc., 3.50%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $308,227) (p)	309,861	309,861
Barclays Capital, Inc., 3.50%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,054,568) (p)	1,065,909	1,065,909

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.50%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $615,423) (p)	622,041	$622,041
Barclays Capital, Inc., 3.65%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $556,147) (p)	562,884	562,884
Barclays Capital, Inc., 3.50%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $611,353) (p)	617,173	617,173
Barclays Capital, Inc., 3.50%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $489,696) (p)	494,368	494,368
Barclays Capital, Inc., 3.80%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $3,758,165) (p)	3,653,020	3,653,020
Barclays Capital, Inc., 3.80%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $2,195,236) (p)	2,133,817	2,133,817
Barclays Capital, Inc., 3.85%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $1,968,933) (p)	1,853,014	1,853,014
Barclays Capital, Inc., 3.85%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $3,370,453) (p)	3,172,021	3,172,021
Barclays Capital, Inc., 3.75%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,029,686) (p)	964,306	964,306
Barclays Capital, Inc., 3.75%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,767,827) (p)	1,655,580	1,655,580
Barclays Capital, Inc., 3.75%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $442,230) (p)	415,698	415,698
Barclays Capital, Inc., 3.75%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $257,694) (p)	242,234	242,234
Citigroup Global Markets Limited, 3.65%, dated 05/13/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $364,511) (p)	380,903	380,903
Barclays Capital, Inc., 3.75%, dated 05/21/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,105,028) (p)	1,039,299	1,039,299
Barclays Capital, Inc., 3.75%, dated 05/21/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $643,144) (p)	604,888	604,888
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $4,702,283) (p)	4,689,295	4,689,295

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $2,745,496)(p)	2,737,913	$2,737,913
JPMorgan Chase Bank, N.A., 3.80%, dated 07/29/2025, due 10/08/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $663,099)	684,821	684,821
JPMorgan Chase Bank, N.A., 3.75%, dated 07/29/2025, due 10/08/2025 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $361,611)	379,382	379,382
JPMorgan Chase Bank, N.A., 3.80%, dated 07/29/2025, due 10/08/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,067,220)	1,102,179	1,102,179
JPMorgan Chase Bank, N.A., 3.75%, dated 07/29/2025, due 10/08/2025 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $620,051)	650,522	650,522
JPMorgan Chase Bank, N.A., 3.85%, dated 07/29/2025, due 10/08/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $728,656)	751,081	751,081
JPMorgan Chase Bank, N.A., 3.85%, dated 07/29/2025, due 10/08/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,252,071)	1,290,603	1,290,603
Barclays Capital, Inc., 3.85%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $555,317) (p)	556,143	556,143
Barclays Capital, Inc., 3.85%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $535,517) (p)	536,313	536,313
JPMorgan Chase Bank, N.A., 3.75%, dated 08/01/2025, due 10/08/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $254,708)	260,563	260,563
JPMorgan Chase Bank, N.A., 3.75%, dated 08/01/2025, due 10/08/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $437,414)	447,469	447,469
Barclays Capital, Inc., 1.93%, dated 09/09/2025, due On Demand (collateralized by Germany Government Bond, 2.60% due 08/15/2035, market value $3,081,937) (p)	2,665,233	3,129,117
Barclays Capital, Inc., 1.89%, dated 09/09/2025, due On Demand (collateralized by Germany Government Bond, 2.50% due 07/04/2044, market value $3,920,498) (p)	3,398,753	3,990,306
Barclays Capital, Inc., 3.90%, dated 09/15/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $1,995,225) (p)	2,096,124	2,096,124
Barclays Capital, Inc., 3.90%, dated 09/15/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $3,451,200) (p)	3,625,727	3,625,727

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.05%, dated 09/24/2025, due 10/01/2025 (collateralized by US Treasury Notes, 4.25% due 08/15/2035, market value $5,258,783)	5,323,425	$5,323,425
JPMorgan Chase Bank, N.A., 4.05%, dated 09/24/2025, due 10/01/2025 (collateralized by US Treasury Notes, 4.25% due 08/15/2035, market value $3,058,752)	3,096,351	3,096,351
JPMorgan Chase Bank, N.A., 3.85%, dated 09/24/2025, due 10/01/2025 (collateralized by US Treasury Notes, 3.63% due 08/31/2030, market value $5,840,031)	5,900,003	5,900,003
JPMorgan Chase Bank, N.A., 3.85%, dated 09/24/2025, due 10/01/2025 (collateralized by US Treasury Notes, 3.63% due 08/31/2030, market value $3,396,795)	3,431,676	3,431,676

TOTAL REPURCHASE AGREEMENTS (COST $74,740,358)	73,705,236	74,760,673

SHORT-TERM INVESTMENTS — 0.0%
MONEY MARKET FUND — 0.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (b)	1	1

TOTAL MONEY MARKET FUND (COST $1)		1

TOTAL SHORT-TERM INVESTMENTS (COST $1)		1

TOTAL INVESTMENTS IN SECURITIES — 105.9% (COST $3,799,134,898)		4,089,717,559

TOTAL SECURITIES SOLD SHORT — (42.3)% (PROCEEDS $1,567,936,197)		(1,633,922,640)

Other Assets and Liabilities (q) — 36.4%		1,406,018,615

Net Assets — 100.0%		$3,861,813,534

SECURITIES SOLD SHORT — (42.3)%
COMMON STOCK — (17.2)%
Africa — 0.0%
Materials — 0.0%
DRDGOLD Ltd., ADR	600	(16,560)
IAMGOLD Corp. (a)	11,400	(147,402)

		(163,962)

Total Africa		(163,962)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Asia — (1.0)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	47	$(94)
Honda Motor Co. Ltd., ADR	10,600	(326,480)
Li Auto, Inc., ADR (a)	16,400	(415,576)
Polestar Automotive Holding U.K. PLC, ADR (a)	740	(696)
Toyota Motor Corp., ADR	13,600	(2,598,824)

		(3,341,670)

Banks — 0.0%
Mitsubishi UFJ Financial Group, Inc., ADR	69,400	(1,106,236)
Mizuho Financial Group, Inc., ADR	3,600	(24,120)
Sumitomo Mitsui Financial Group, Inc., ADR	14,300	(239,382)

		(1,369,738)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(d)	5,388	(964)
EHang Holdings Ltd., ADR (a)	4,600	(85,422)
Emeren Group Ltd., ADR (a)	1,200	(2,268)
FBS Global Ltd. (a)	500	(385)
Graphjet Technology (a)	300	(1,038)

		(90,077)

Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	(102)
Guardforce AI Co., Ltd. (a)	1,800	(1,980)
VCI Global Ltd. (a)	9	(57)

		(2,139)

Consumer Durables & Apparel — 0.0%
Neo-Concept International Group Holdings Ltd. (a)	7	(13)
Sony Group Corp., ADR	9,400	(270,626)

		(270,639)

Consumer Services — 0.0%
BTC Digital Ltd. (a)	36	(99)
Golden Sun Health Technology Group Ltd. (a)	400	(1,108)
H World Group Ltd., ADR	300	(11,733)
Quantasing Group Ltd., ADR (a)	4,000	(36,080)
VisionSys AI, Inc., ADR (a)	18	(63)
Youdao, Inc., ADR (a)	1,800	(17,892)

		(66,975)

Diversified Financials — 0.0%
FinVolution Group, ADR	300	(2,211)
Freedom Holding Corp. (a)	100	(17,213)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Garden Stage Ltd. (a)	27	$(4)
mF International Ltd. (a)	100	(3,675)
Qfin Holdings, Inc., ADR	400	(11,512)
Solowin Holdings (a)	689	(1,785)
Triller Group, Inc. (a)	21	(17)

		(36,417)

Energy — 0.0%
Bw Lpg Ltd. (e)	400	(5,712)

Food, Beverage & Tobacco — 0.0%
Oriental Rise Holdings Ltd. (a)	12,500	(2,340)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	20	(181)

Insurance — 0.0%
Prudential PLC, ADR	5,000	(139,950)
Sony Financial Group, Inc. (a)	1,660	0

		(139,950)
Materials — 0.0%
Tantech Holdings Ltd. (a)	40	(67)

Media & Entertainment — (0.2)%
Baidu, Inc., ADR (a)	54,200	(7,141,934)
Blue Hat Interactive Entertainment Technology (a)	42	(81)
Haoxi Health Technology Ltd. (a)	200	(240)
Hello Group, Inc., ADR (a)	300	(2,226)
Sohu.com Ltd., ADR (a)	100	(1,563)
Webtoon Entertainment, Inc. (a)	1,300	(25,233)
Zhihu, Inc., ADR (a)	866	(4,391)

		(7,175,668)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Artiva Biotherapeutics, Inc. (a)	500	(1,435)
BeOne Medicines Ltd., ADR (a)	100	(34,070)
Dr. Reddy’s Laboratories Ltd., ADR	14,000	(195,720)
Scilex Holding Co. (a)	118	(2,322)
Takeda Pharmaceutical Co. Ltd., ADR	41,900	(613,416)
Zai Lab Ltd., ADR (a)	100	(3,389)

		(850,352)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	89,500	(1,700,500)

Retailing — (0.5)%
Alibaba Group Holding Ltd., ADR	77,600	(13,869,448)
Cango, Inc., ADR (a)	1,000	(4,240)
GigaCloud Technology, Inc. (a)	9,900	(281,160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
NaaS Technology, Inc., ADR (a)	100	$(369)
PDD Holdings, Inc., ADR (a)	36,900	(4,877,073)
Uxin Ltd., ADR (a)	1,288	(4,456)

		(19,036,746)
Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (b)	1,200	(118,876)
Allegro MicroSystems, Inc. (a)	7,900	(230,680)
Disco Corp. (b)	600	(188,701)
JinkoSolar Holding Co. Ltd., ADR	2,000	(48,060)
Lasertec Corp. (a),(b)	700	(96,112)
STMicroelectronics NV (b)	1,040	(29,390)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	8,797	(2,456,914)
United Microelectronics Corp., ADR (b)	498	(3,775)

		(3,172,508)
Software & Services — 0.0%
AMTD Digital, Inc., ADR (a)	24	(43)
Bit Origin Ltd. (a)	19,500	(7,465)
Datasea, Inc. (a)	33	(67)
GDS Holdings Ltd., ADR (a)	100	(3,870)
Heartcore Enterprises, Inc.	1,000	(810)
Infosys Ltd., ADR (b)	63,130	(1,027,125)
Kingsoft Cloud Holdings Ltd., ADR (a)	5,300	(79,076)
Link Motion, Inc., ADR (a),(d)	11,000	0
Mercurity Fintech Holding, Inc. (a)	2,000	(49,160)
MMTEC, Inc. (a)	995	(826)
Nukkleus, Inc. (a)	1,100	(7,700)
Pony AI, Inc., ADR (a)	4,800	(107,952)
The9 Ltd., ADR (a)	237	(2,519)
Tuya, Inc., ADR (a)	100	(247)
Xiao I Corp., ADR (a)	1,400	(1,750)

		(1,288,610)
Technology Hardware & Equipment — 0.0%
Creative Global Technology Holdings Ltd. (a)	6	(3)
Fabrinet (a),(b)	26	(9,480)
UTime Ltd. (a)	388	(435)

		(9,918)
Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	1,125	(1,777)

Transportation — 0.0%
Full Truck Alliance Co., Ltd., ADR	1,100	(14,267)
ZTO Express Cayman, Inc., ADR	15,100	(289,920)

		(304,187)

Total Asia		(38,866,171)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Europe — (0.8)%
Automobiles & Components — (0.1)%
Aptiv PLC (a)	20,200	$1,741,644)
Bayerische Motoren Werke AG (a),(b)	398	(39,924)
Mercedes-Benz Group AG (b)	731	(45,890)

		(1,827,458)
Banks — 0.0%
Barclays PLC, ADR	25,900	(535,353)
ING Groep NV, ADR	42,500	(1,108,400)
ING Groep NV (b)	439	(11,378)
Lloyds Banking Group PLC, ADR	24,200	(109,868)

		(1,764,999)
Capital Goods — 0.0%
ABB Ltd. (b)	4,218	(303,719)
Alfa Laval AB (b)	448	(20,386)
Cadeler AS, ADR (a)	100	(2,065)
Daimler Truck Holding AG (b)	445	(18,296)
Fusion Fuel Green PLC (a)	11	(49)
Geberit AG (b)	103	(77,271)
Knorr-Bremse AG (b)	319	(29,906)
MTU Aero Engines AG (b)	87	(39,927)
Siemens Energy AG (a),(b)	793	(92,562)
SKF AB (a),(b)	1,660	(41,119)
T1 Energy, Inc. (a)	700	(1,526)
Vestas Wind Systems AS (b)	4,152	(78,233)
Wallbox NV (a)	155	(693)
Wartsila OYJ Abp (b)	1,410	(42,130)

		(747,882)
Commercial & Professional Services — 0.0%
Cimpress PLC (a)	700	(44,128)
Rentokil Initial PLC, ADR	9,200	(232,300)
Securitas AB (a),(b)	432	(6,498)
SGS SA (b)	307	(31,809)

		(314,735)
Consumer Durables & Apparel — 0.0%
Amer Sports, Inc. (a)	100	(3,475)
Birkenstock Holding PLC (a)	8,000	(362,000)
Connexa Sports Technologies In (a)	1	(2)

		(365,477)
Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	13,800	(3,505,200)
Pearson PLC, ADR	600	(8,496)
Soho House & Co., Inc., A Shares (a)	1,100	(9,735)

		(3,523,431)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Financials — (0.2)%
Coincheck Group NV (a)	49	$(227)
Deutsche Bank AG	41,000	(1,451,810)
Julius Baer Group Ltd. (b)	1,054	(72,769)
Partners Group Holding AG (b)	15	(19,474)
UBS Group AG	38,965	(1,597,565)

		(3,141,845)
Energy — 0.0%
Ardmore Shipping Corp.	6,100	(72,407)
Eni SpA (b)	1,317	(22,986)
Equinor ASA, ADR	6,600	(160,908)
Frontline PLC	200	(4,558)
Seadrill Ltd. (a)	21,100	(637,431)
SFL Corp. Ltd.	7,200	(54,216)

		(952,506)
Food & Staples Retailing — 0.0%
Koninklijke Ahold Delhaize NV (b)	1,228	(49,668)

Food, Beverage & Tobacco — 0.0%
Diageo PLC, ADR	5,900	(563,037)

Health Care Equipment & Services — 0.0%
Koninklijke Philips NV	21,904	(597,103)
Nyxoah SA (a)	200	(920)
Siemens Healthineers AG (b),(e)	2,616	(141,342)
Smith & Nephew PLC, ADR	14,000	(508,060)

		(1,247,425)
Household & Personal Products — 0.0%
Unilever PLC, ADR	700	(41,496)

Insurance — 0.0%
Allianz SE (b)	28	(11,749)
Zurich Financial Services UKISA Ltd. (a),(b)	64	(45,553)

		(57,302)
Materials — 0.0%
Anglogold Ashanti PLC	13,500	(949,455)
ArcelorMittal SA	15,400	(556,710)
Atlas Lithium Corp. (a)	3,100	(14,756)
BASF SE (b)	2,272	(113,073)
Critical Metals Corp. (a)	2,300	(14,306)
Lifezone Metals Ltd. (a)	500	(2,740)

		(1,651,040)
Media & Entertainment — 0.0%
Gambling.com Group Ltd. (a)	100	(818)
WPP PLC, ADR	5,800	(145,290)

		(146,108)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Abivax SA, ADR (a)	300	$(25,470)
ADC Therapeutics SA (a)	9	(36)
Alvotech SA (a)	600	(4,914)
ATAI Life Sciences NV (a)	100	(529)
Autolus Therapeutics PLC, ADR (a)	1,600	(2,608)
BioNTech SE, ADR (a)	9,600	(946,752)
CureVac NV (a)	1,100	(5,929)
Evaxion AS, ADR (a)	100	(376)
Evotec SE, ADR (a)	400	(1,452)
Galapagos NV, ADR (a)	100	(3,464)
Immatics NV (a)	3,000	(25,560)
Mainz Biomed NV (a)	200	(298)
Merck KGaA (a),(b)	591	(75,943)
Newamsterdam Pharma Co. NV (a)	3,100	(88,164)
NuCana PLC, ADR (a)	371	(1,721)
Tiziana Life Sciences Ltd. (a)	300	(648)
Verona Pharma PLC, ADR (a)	8,400	(896,364)

		(2,080,228)
Retailing — 0.0%
LuxExperience BV, ADR (a)	500	(4,250)

Semiconductors & Semiconductor Equipment — (0.2)%
ASML Holding NV	2,100	(2,032,989)
NXP Semiconductors NV	13,800	(3,142,674)

		(5,175,663)
Software & Services — (0.1)%
Accenture PLC, Class A (b)	5,314	(1,310,432)
Arqit Quantum, Inc. (a)	1,110	(43,012)
Endava PLC, ADR (a)	100	(910)
SAP SE, ADR	9,800	(2,618,658)

		(3,973,012)
Technology Hardware & Equipment — 0.0%
Logitech International SA	1,100	(120,648)
Nokia OYJ, ADR	200,100	(962,481)
Telefonaktiebolaget LM Ericsson, ADR	28,800	(238,176)

		(1,321,305)
Telecommunication Services — (0.1)%
Deutsche Telekom AG (a),(b)	42,000	(1,430,486)

Transportation — 0.0%
AP Moller—Maersk AS (b)	32	(62,736)
Deutsche Lufthansa AG (b)	6,881	(58,231)
Deutsche Post AG (b)	3,331	(148,374)
Icon Energy Corp.	100	(210)

		(269,551)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Utilities — 0.0%
National Grid PLC, ADR	1,600	$(116,272)

Total Europe		(30,765,176)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	12	(25)
Mobileye Global, Inc., Class A (a),(b)	792	(11,183)
REE Automotive Ltd. (a)	100	(71)

		(11,279)
Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	2	(3)
Kornit Digital Ltd. (a)	600	(8,100)

		(8,103)
Health Care Equipment & Services — 0.0%
Inspira Technologies Oxy BHN Ltd. (a)	400	(508)
Lifeward Ltd. (a)	600	(427)

		(935)
Materials — 0.0%
ICL Group Ltd.	1,800	(11,196)

Media & Entertainment — 0.0%
Yalla Group Ltd., ADR (a)	500	(3,755)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BioLine RX Ltd., ADR (a)	300	(1,134)
Teva Pharmaceutical Industries Ltd., ADR (a)	1,700	(34,340)

		(35,474)
Retailing — 0.0%
Global-e Online Ltd. (a)	15,800	(565,008)

Software & Services — 0.0%
Cellebrite DI Ltd. (a)	200	(3,706)
Check Point Software Technologies Ltd. (a),(b)	1,017	(210,427)
Hub Cyber Security Ltd. (a)	1,560	(3,073)
Nice Ltd., ADR (a)	3,700	(535,686)

		(752,892)
Technology Hardware & Equipment — 0.0%
Gauzy Ltd. (a)	690	(4,368)
Innoviz Technologies Ltd. (a)	14,300	(29,172)
ParaZero Technologies Ltd. (a)	5,850	(9,243)
Rail Vision Ltd. (a)	1,000	(430)

		(43,213)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	26,100	$(353,655)

Total Middle East		(1,785,510)

North America — (15.3)%
Automobiles & Components — (0.1)%
BorgWarner, Inc.	800	(35,168)
Cooper-Standard Holdings, Inc. (a)	500	(18,465)
Faraday Future Intelligent Electric, Inc. (a)	25,000	(32,500)
FLY-E Group, Inc. (a)	40	(28)
Goodyear Tire & Rubber Co. (a)	72,900	(545,292)
Harley-Davidson, Inc.	1,800	(50,220)
Lear Corp.	5,700	(573,477)
Lucid Group, Inc. (a)	0	(2)
Lucid Group, Inc. (a)	13,743	(326,946)
Magna International, Inc.	100	(4,738)
Modine Manufacturing Co. (a)	15,100	(2,146,616)
Patrick Industries, Inc.	1,150	(118,944)
Solid Power, Inc. (a)	28,600	(99,242)
Standard Motor Products, Inc.	100	(4,082)
Stellantis NV (b)	78,968	(737,561)
Tesla, Inc. (a),(b)	504	(224,139)
Visteon Corp.	500	(59,930)
Workhorse Group, Inc. (a)	1	(1)
Worksport Ltd. (a)	1,705	(5,916)
XPEL, Inc. (a)	1,300	(42,991)

		(5,026,258)
Banks — (3.0)%
Atlantic Union Bankshares Corp.	30	(1,059)
Axos Financial, Inc. (a)	47,338	(4,007,162)
Banc of California, Inc.	100,516	(1,663,540)
Bancorp, Inc. (a)	28,736	(2,152,039)
Bank of Marin Bancorp	7,850	(190,598)
Bank of Montreal	8,550	(1,113,637)
Bank of Nova Scotia	800	(51,720)
Bank OZK	159,592	(8,136,000)
Bankwell Financial Group, Inc.	7,397	(327,317)
Beacon Financial Corp.	38	(901)
Burke & Herbert Financial Services Corp.	3,330	(205,428)
Cadence Bank	200	(7,508)
Capital Bancorp, Inc.	6,052	(193,059)
Citigroup, Inc.	1,822	(184,933)
City Holding Co.	39,213	(4,857,314)
Columbia Banking System, Inc.	3,200	(82,368)
East West Bancorp, Inc.	79,051	(8,414,979)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
FB Financial Corp.	5,461	$(304,396)
Fifth Third Bancorp	306,616	(13,659,743)
First Citizens BancShares, Inc.	600	(1,073,496)
Firstsun Capital Bancorp (a)	10,421	(404,231)
Hancock Whitney Corp.	66,368	(4,155,300)
Hilltop Holdings, Inc.	15,597	(521,252)
Home BancShares, Inc.	91,904	(2,600,883)
Huntington Bancshares, Inc.	906,455	(15,654,478)
International Bancshares Corp.	10,965	(753,844)
JPMorgan Chase & Co. (b)	11,616	(3,664,035)
KeyCorp	291,590	(5,449,817)
MidWestOne Financial Group, Inc.	7,182	(203,179)
Northwest Bancshares, Inc.	23	(285)
OceanFirst Financial Corp.	12,994	(228,305)
Old National Bancorp	36,500	(801,175)
Pathward Financial, Inc.	49,198	(3,641,144)
Pinnacle Financial Partners, Inc.	21,884	(2,052,500)
Preferred Bank	58,464	(5,284,561)
Regions Financial Corp.	89,567	(2,361,882)
Royal Bank of Canada	300	(44,196)
ServisFirst Bancshares, Inc.	7,586	(610,901)
Southstate Bank Corp.	47,613	(4,707,497)
Toronto-Dominion Bank	52,600	(4,205,370)
Triumph Financial, Inc. (a)	10,306	(515,712)
Trustmark Corp.	49,572	(1,963,051)
UMB Financial Corp.	6,529	(772,707)
Valley National Bancorp	66,811	(708,197)
Veritex Holdings, Inc.	800	(26,824)
WaFd, Inc.	33	(1,000)
Washington Trust Bancorp, Inc.	15,988	(462,053)
Wintrust Financial Corp.	5	(662)
Zions Bancorp NA	87,102	(4,928,231)

		(113,350,469)
Capital Goods — (0.6)%
A.O. Smith Corp. (b)	1,847	(135,588)
AAR Corp. (a)	300	(26,901)
Advanced Drainage Systems, Inc.	700	(97,090)
AeroVironment, Inc. (a),(b)	6,219	(1,958,301)
AgEagle Aerial Systems, Inc. (a)	8,900	(17,889)
AirJoule Technologies Corp. (a)	100	(469)
Ameresco, Inc., Class A (a)	2,100	(70,518)
American Woodmark Corp. (a)	200	(13,352)
Archer Aviation, Inc. (a)	13,700	(131,246)
Astronics Corp. (a)	200	(9,122)
ATI, Inc. (a)	3,100	(252,154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
ATS Corp. (a)	2,800	$(73,360)
Axon Enterprise, Inc. (a)	700	(502,348)
Babcock & Wilcox Enterprises, Inc. (a)	1,600	(4,640)
Builders FirstSource, Inc. (a),(b)	3,166	(383,877)
Byrna Technologies, Inc. (a)	1,700	(37,672)
CAE, Inc. (a)	100	(2,964)
Carlisle Cos., Inc. (b)	1,129	(371,396)
Caterpillar, Inc. (b)	122	(58,212)
Complete Solaria, Inc. (a)	2,570	(4,523)
Core & Main, Inc., Class A (a)	4,900	(263,767)
Custom Truck One Source, Inc. (a)	100	(642)
Dover Corp. (b)	508	(84,750)
Eaton Corp. PLC (b)	166	(62,125)
Emerson Electric Co. (b)	7,679	(1,007,331)
Energous Corp. (a)	16	(124)
Energy Focus, Inc. (a)	7	(19)
Energy Recovery, Inc. (a)	100	(1,542)
ESS Tech, Inc. (a)	1,613	(2,452)
Everus Construction Group, Inc. (a)	1,000	(85,750)
Fastenal Co.	52,398	(2,569,598)
Ferrovial SE	1,101	(64,519)
Fortive Corp. (b)	1,502	(73,583)
Fortune Brands Innovations, Inc. (b)	3,659	(195,354)
FTAI Aviation Ltd. (b)	4,352	(726,175)
FTC Solar, Inc. (a)	1,934	(13,635)
General Electric Co.	4,300	(1,293,526)
Hayward Holdings, Inc. (a)	900	(13,608)
HEICO Corp. (b)	19	(6,134)
Herc Holdings, Inc.	25	(2,916)
Hexcel Corp.	400	(25,080)
Hillenbrand, Inc.	3,000	(81,120)
Howmet Aerospace, Inc.	6,400	(1,255,872)
Hubbell, Inc.	700	(301,217)
Huntington Ingalls Industries, Inc. (b)	93	(26,776)
IDEX Corp. (b)	276	(44,922)
Illinois Tool Works, Inc. (b)	435	(113,431)
Ingersoll Rand, Inc. (b)	4,081	(337,172)
ITT, Inc. (b)	58	(10,368)
Janus International Group, Inc. (a)	2,900	(28,623)
JBT Marel Corp.	1,500	(210,675)
Johnson Controls International PLC	800	(87,960)
Kratos Defense & Security Solutions, Inc. (a)	9,400	(858,878)
KULR Technology Group, Inc. (a)	700	(2,912)
Laser Photonics Corp. (a)	30	(129)
Lockheed Martin Corp. (b)	81	(40,436)
Masco Corp. (b)	6,135	(431,843)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	100	$(10,111)
NANO Nuclear Energy, Inc. (a)	12,900	(497,424)
Nauticus Robotics, Inc. (a)	1,900	(5,472)
NeoVolta, Inc. (a)	1,200	(5,352)
New Horizon Aircraft Ltd. (a)	6,100	(15,494)
NEXTracker, Inc., Class A (a)	6,396	(473,240)
Northann Corp. (a)	5,779	(745)
Northrop Grumman Corp. (b)	100	(60,932)
NuScale Power Corp. (a)	45,500	(1,638,000)
Palladyne AI Corp. (a)	1,767	(15,179)
Pentair PLC (b)	2,066	(228,830)
Powell Industries, Inc.	1,100	(335,291)
Primoris Services Corp.	900	(123,597)
Quanta Services, Inc.	3,700	(1,533,354)
QXO, Inc. (a)	25	(477)
Regal Rexnord Corp.	2,600	(372,944)
Resideo Technologies, Inc. (a)	6,900	(297,942)
Rocket Lab Corp. (a)	26,500	(1,269,615)
Rockwell Automation, Inc. (b)	154	(53,828)
RTX Corp.	19,600	(3,279,668)
RYTHM, Inc. (a)	100	(4,100)
Shoals Technologies Group, Inc. (a)	100	(741)
Sidus Space, Inc. (a)	2,200	(2,288)
Spirit AeroSystems Holdings, Inc. (a)	300	(11,580)
Standex International Corp.	100	(21,190)
Stanley Black & Decker, Inc.	2,800	(208,124)
Stardust Power, Inc. (a)	160	(496)
Sterling Infrastructure, Inc. (a)	1,900	(645,392)
TransDigm Group, Inc. (a),(b)	24	(31,632)
Valmont Industries, Inc.	400	(155,092)
Vertiv Holdings Co. (b)	14,365	(2,167,104)
Vicor Corp. (a)	100	(4,972)
Virgin Galactic Holdings, Inc. (a)	10	(39)
Voyager Technologies, Inc. (a)	300	(8,934)
VSE Corp.	600	(99,744)
WW Grainger, Inc. (b)	29	(27,636)

		(28,083,145)

Commercial & Professional Services — (0.2)%
Acuren Corp. (a)	800	(10,648)
Alight, Inc.	2,200	(7,172)
BlackSky Technology, Inc. (a)	1,558	(31,394)
Broadridge Financial Solutions, Inc. (b)	422	(100,508)
Clarivate PLC (a)	47,400	(181,542)
Concentrix Corp.	2,400	(110,760)
Dayforce, Inc. (a)	18,000	(1,240,020)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Enviri Corp. (a)	1,900	$(24,111)
Equifax, Inc. (b)	1,341	(344,007)
First Advantage Corp. (a)	886	(13,636)
Greenwave Technology Solutions, Inc. (a)	29	(197)
Knightscope, Inc. (a)	3,344	(19,295)
LanzaTech Global, Inc. (a)	46	(1,127)
Legalzoom.com, Inc. (a)	400	(4,152)
Montrose Environmental Group, Inc. (a)	4,600	(126,316)
Nixxy, Inc. (a)	1,000	(1,410)
Odyssey Marine Exploration, Inc. (a)	3,600	(7,020)
Paychex, Inc.	300	(38,028)
Perma-Fix Environmental Services, Inc. (a)	3,200	(32,320)
Quest Resource Holding Corp. (a)	300	(468)
RB Global, Inc.	25,400	(2,752,344)
SS&C Technologies Holdings, Inc. (b)	15,606	(1,385,189)
Thomson Reuters Corp. (b)	574	(89,159)
TransUnion (b)	8,739	(732,153)
Veralto Corp. (b)	598	(63,753)
Vestis Corp.	2,000	(9,060)

		(7,325,789)

Consumer Durables & Apparel — (0.2)%
Beazer Homes USA, Inc. (a)	900	(22,095)
Century Communities, Inc.	100	(6,337)
Champion Homes, Inc. (a)	2,500	(190,925)
DR Horton, Inc.	4,100	(694,827)
Dream Finders Homes, Inc. (a)	2,900	(75,168)
Green Brick Partners, Inc. (a)	700	(51,702)
Hasbro, Inc.	8,200	(621,970)
Installed Building Products, Inc. (b)	1,641	(404,769)
KB Home (b)	1,026	(65,295)
Kontoor Brands, Inc.	1,600	(127,632)
Koss Corp. (a)	100	(508)
Latham Group, Inc. (a)	100	(761)
Lennar Corp., Class A (b)	228	(28,737)
LGI Homes, Inc. (a)	400	(20,684)
Lifetime Brands, Inc.	500	(1,935)
Mattel, Inc. (a)	2,800	(47,124)
Newell Brands, Inc.	1,800	(9,432)
Playboy, Inc. (a)	12,864	(18,910)
PulteGroup, Inc. (b)	3,135	(414,228)
PVH Corp.	10,300	(862,831)
Smith Douglas Homes Corp. (a)	100	(1,766)
Somnigroup International, Inc.	50,600	(4,267,098)
Steven Madden Ltd.	7,300	(244,404)
Toll Brothers, Inc. (b)	826	(114,104)
TopBuild Corp. (a),(b)	5,444	(2,127,842)
Under Armour, Inc. (a)	400	(1,996)
Whirlpool Corp.	6,100	(479,460)
Wolverine World Wide, Inc.	2,900	(79,576)
YETI Holdings, Inc. (a)	500	(16,590)

		(10,998,706)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Consumer Services — (0.7)%
Airbnb, Inc., Class A (a),(b)	2,693	$(326,984)
Allied Gaming & Entertainment, Inc. (a)	200	(184)
Allurion Technologies, Inc. (a)	151	(310)
American Public Education, Inc. (a)	300	(11,841)
Aramark	27,500	(1,056,000)
Aureus Greenway Holdings, Inc. (a)	100	(326)
Boyd Gaming Corp.	600	(51,870)
Brinker International, Inc. (a),(b)	177	(22,422)
Carnival Corp. (a),(b)	3,010	(87,019)
Cava Group, Inc. (a),(b)	706	(42,649)
Chipotle Mexican Grill, Inc. (a),(b)	1,925	(75,441)
Darden Restaurants, Inc. (b)	273	(51,968)
Dave & Buster’s Entertainment, Inc. (a)	11,700	(212,472)
Denny’s Corp. (a)	1,200	(6,276)
Domino’s Pizza, Inc. (b)	1,741	(751,607)
DraftKings, Inc. (a)	30	(1,122)
Dutch Bros, Inc., Class A (a),(b)	3,732	(195,333)
Expedia Group, Inc.	9,500	(2,030,625)
Full House Resorts, Inc. (a)	2,600	(8,346)
Global Business Travel Group I (a)	1,100	(8,888)
Hilton Grand Vacations, Inc. (a)	4,200	(175,602)
Hyatt Hotels Corp.	3,900	(553,527)
Inspirato, Inc. (a)	29	(86)
Krispy Kreme, Inc.	15,400	(59,598)
Las Vegas Sands Corp.	42,700	(2,296,833)
Lucky Strike Entertainment Corp.	200	(2,048)
Marriott International, Inc.	14,900	(3,880,556)
Marriott Vacations Worldwide Corp.	1,000	(66,560)
MGM Resorts International (a),(b)	5,471	(189,625)
Nerdy, Inc. (a)	15,600	(19,656)
Norwegian Cruise Line Holdings Ltd. (a),(b)	2,502	(61,624)
ONE Group Hospitality, Inc. (a)	400	(1,184)
Papa John’s International, Inc.	7,700	(370,755)
Penn Entertainment, Inc. (a)	14,500	(279,270)
Planet Fitness, Inc., Class A (a)	8,900	(923,820)
Portillo’s, Inc. (a)	4,500	(29,025)
Pursuit Attractions & Hospitality, Inc. (a)	300	(10,854)
Restaurant Brands International, Inc.	10,900	(699,126)
Royal Caribbean Cruises Ltd.	27,600	(8,930,808)
Serve Robotics, Inc. (a)	1,800	(20,934)
Sharplink Gaming, Inc. (a)	50,600	(860,706)
Six Flags Entertainment Corp. (a)	27,788	(631,343)
Starbucks Corp.	98,300	(8,316,180)
Texas Roadhouse, Inc. (b)	164	(27,249)
Travel & Leisure Co.	300	(17,847)
United Parks & Resorts, Inc. (a),(b)	1,732	(89,544)
Viking Holdings Ltd. (a),(b)	3,440	(213,830)
Wingstop, Inc.	800	(201,344)
Wyndham Hotels & Resorts, Inc. (b)	3,780	(302,022)
Wynn Resorts Ltd.	3,800	(487,426)
Xponential Fitness, Inc. (a)	1,100	(8,569)

		(34,669,234)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Financials — (1.9)%
Acacia Research Corp. (a)	700	$(2,275)
Adamas Trust, Inc.	25	(174)
AG Mortgage Investment Trust, Inc.	200	(1,448)
AGNC Investment Corp.	79,500	(778,305)
Ally Financial, Inc. (b)	4,302	(168,638)
AlTi Global, Inc. (a)	2,200	(7,832)
American Express Co. (b)	22,917	(7,612,111)
Annaly Capital Management, Inc.	50	(1,010)
Apollo Global Management, Inc.	73	(9,729)
ARES Management Corp.	11,900	(1,902,691)
AtlasClear Holdings, Inc. (a)	5,300	(2,703)
AvidXchange Holdings, Inc. (a)	35,100	(349,245)
Bakkt Holdings, Inc. (a)	1,540	(51,821)
Bank of New York Mellon Corp.	19,525	(2,127,444)
Berkshire Hathaway, Inc. (a),(b)	1	(754,200)
Better Home & Finance Holding Co. (a)	1,592	(89,375)
Blackstone Mortgage Trust, Inc.	200	(3,682)
Block, Inc. (a)	200	(14,454)
Blue Owl Capital, Inc.	200	(3,386)
Brookfield Asset Management Ltd.	16,000	(911,040)
Brookfield Corp.	40,567	(2,782,085)
Cantaloupe, Inc. (a)	2,100	(22,197)
Capital One Financial Corp.	24	(5,102)
Carlyle Group, Inc.	1,300	(81,510)
Cboe Global Markets, Inc.	30,997	(7,602,014)
Chicago Atlantic Real Estate Finance, Inc.	100	(1,279)
Claros Mortgage Trust, Inc.	900	(2,988)
CME Group, Inc. (b)	3,574	(965,659)
Coinbase Global, Inc. (a)	6,188	(2,088,388)
Corpay, Inc. (a)	1,868	(538,096)
Defi Technologies, Inc. (a)	4,800	(10,128)
DigitalBridge Group, Inc.	1,306	(15,280)
Ellington Financial, Inc.	1,788	(23,208)
Enova International, Inc. (a)	64,927	(7,472,448)
Euronet Worldwide, Inc. (a)	29,018	(2,548,071)
FactSet Research Systems, Inc. (b)	241	(69,044)
Fidelity National Information Services, Inc.	84,600	(5,578,524)
Fiserv, Inc. (a),(b)	10,067	(1,297,938)
Forge Global Holdings, Inc. (a)	1,331	(22,494)
FS KKR Capital Corp.	200	(2,986)
Galaxy Digital, Inc. (a)	2,300	(77,763)
Global Payments, Inc.	6,000	(498,480)
Goldman Sachs Group, Inc.	1,092	(869,614)
HA Sustainable Infrastructure Capital, Inc.	5,800	(178,060)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Intercontinental Exchange, Inc.	10,713	$(1,804,926)
Jack Henry & Associates, Inc. (b)	5,002	(744,948)
KKR & Co., Inc.	14,800	(1,923,260)
LPL Financial Holdings, Inc.	100	(33,269)
Moody’s Corp. (b)	238	(113,402)
Morgan Stanley (b)	1,999	(317,761)
Mr. Cooper Group, Inc.	1,000	(210,790)
MSCI, Inc., Class A (b)	413	(234,340)
Netcapital, Inc. (a)	100	(240)
Oportun Financial Corp. (a)	2,031	(12,531)
P10, Inc., Class A	100	(1,088)
Patria Investments Ltd., Class A	5,200	(75,920)
Perella Weinberg Partners	200	(4,264)
Ready Capital Corp.	5,900	(22,833)
Redwood Trust, Inc.	300	(1,737)
Regional Management Corp.	7,790	(303,498)
Robinhood Markets, Inc. (a)	75,893	(10,866,360)
S&P Global, Inc. (b)	374	(182,030)
SEI Investments Co.	400	(33,940)
Sezzle, Inc. (a)	800	(63,624)
Shift4 Payments, Inc. (a)	9,800	(758,520)
StepStone Group, Inc.	3,600	(235,116)
StoneX Group, Inc. (a)	13,468	(1,359,191)
Synchrony Financial (b)	12,823	(911,074)
Toast, Inc., Class A (a),(b)	6,503	(237,425)
TPG, Inc.	300	(17,235)
Voya Financial, Inc.	100	(7,480)
WEX, Inc. (a)	4,600	(724,638)

		(68,746,359)

Energy — (0.4)%
Amplify Energy Corp. (a)	3,334	(17,503)
APA Corp. (b)	11,316	(274,752)
Atlas Energy Solutions, Inc.	5,400	(61,398)
Baker Hughes Co.	83,700	(4,077,864)
Baytex Energy Corp.	44,586	(104,331)
Berry Corp.	200	(756)
Borr Drilling Ltd.	15,000	(40,350)
BP PLC, ADR	51,100	(1,760,906)
Cactus, Inc.	2,600	(102,622)
Cenovus Energy, Inc.	43,700	(742,463)
Chevron Corp. (b)	6,326	(982,365)
Chord Energy Corp. (b)	1,642	(163,166)
Civitas Resources, Inc. (b)	26,628	(865,410)
Clean Energy Fuels Corp. (a)	2,300	(5,934)
CNX Resources Corp. (a),(b)	8,490	(272,699)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Comstock Resources, Inc. (a),(b)	5,429	$(107,657)
Comstock, Inc. (a)	3,180	(10,876)
ConocoPhillips (b)	543	(51,362)
Cool Co., Ltd.	200	(1,900)
Core Laboratories, Inc.	1,000	(12,360)
Core Natural Resources, Inc.	21	(1,753)
Coterra Energy, Inc.	88,600	(2,095,390)
Devon Energy Corp. (b)	8,526	(298,922)
DHT Holdings, Inc.	100	(1,195)
DMC Global, Inc. (a)	500	(4,225)
Energy Fuels, Inc. (a)	24,500	(376,075)
Energy Vault Holdings, Inc. (a)	3,800	(11,286)
EOG Resources, Inc. (b)	3,936	(441,304)
EQT Corp.	12,290	(668,945)
Expand Energy Corp. (b)	1,874	(199,094)
Expro Group Holdings NV (a)	21,300	(253,044)
Exxon Mobil Corp. (b)	20,309	(2,289,840)
Gevo, Inc. (a)	20,500	(40,180)
Halliburton Co. (b)	33,344	(820,262)
Helix Energy Solutions Group, Inc. (a)	3,200	(20,992)
Helmerich & Payne, Inc.	10,200	(225,318)
Innovex International, Inc. (a)	1,200	(22,248)
International Seaways, Inc.	2,300	(105,984)
Kinetik Holdings, Inc.	820	(35,047)
KLX Energy Services Holdings, Inc. (a)	4,700	(9,024)
Matador Resources Co. (b)	1,299	(58,364)
Murphy Oil Corp. (b)	11,284	(320,578)
NextDecade Corp. (a)	500	(3,395)
Nine Energy Service, Inc. (a)	3,261	(2,061)
Noble Corp. PLC	10,948	(309,609)
Northern Oil & Gas, Inc.	9,900	(245,520)
Occidental Petroleum Corp. (b)	6,656	(314,496)
Oceaneering International, Inc. (a)	2,700	(66,906)
ONEOK, Inc.	16,476	(1,202,254)
OPAL Fuels, Inc. (a)	1,900	(4,180)
Patterson-UTI Energy, Inc. (b)	45,042	(233,318)
PBF Energy, Inc. (b)	349	(10,529)
Peabody Energy Corp.	10,200	(270,504)
Permian Resources Corp. (b)	7,352	(94,106)
Prairie Operating Co. (a)	3,900	(7,742)
ProFrac Holding Corp. (a)	21	(78)
Range Resources Corp. (b)	7,746	(291,559)
Schlumberger NV	8,300	(285,271)
SEACOR Marine Holdings, Inc. (a)	2,000	(12,980)
Select Water Solutions, Inc.	1,900	(20,311)
Shell PLC, ADR	300	(21,459)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Talos Energy, Inc. (a)	7,400	$(70,966)
Targa Resources Corp.	1,100	(184,294)
Teekay Tankers Ltd.	437	(22,090)
TETRA Technologies, Inc. (a)	1,800	(10,350)
Tidewater, Inc. (a)	3,100	(165,323)
Uranium Royalty Corp. (a)	15,900	(68,370)
VAALCO Energy, Inc.	5,141	(20,667)
Valaris Ltd. (a)	21,400	(1,043,678)
Valero Energy Corp. (b)	4,572	(778,429)
Viper Energy, Inc.	3	(115)
Weatherford International PLC	2,300	(157,389)

		(23,873,693)

Financial Services — 0.0%
PennantPark Floating Rate Capital Ltd.	100	(889)

Food & Staples Retailing — (0.4)%
Albertsons Cos., Inc., Class A	1,300	(22,763)
BBB Foods, Inc. (a)	1,000	(26,960)
Casey’s General Stores, Inc.	2,900	(1,639,428)
Costco Wholesale Corp. (b)	479	(443,377)
Dollar Tree, Inc. (a)	200	(18,874)
Grocery Outlet Holding Corp. (a)	300	(4,815)
Kroger Co.	2,500	(168,525)
Maplebear, Inc. (a),(b)	2,467	(90,687)
Performance Food Group Co. (a)	29,100	(3,027,564)
PriceSmart, Inc.	100	(12,119)
Sysco Corp.	52,500	(4,322,850)
Target Corp. (b)	19,730	(1,769,781)
U.S. Foods Holding Corp. (a)	3,000	(229,860)
United Natural Foods, Inc. (a)	700	(26,334)
Walmart, Inc. (b)	965	(99,453)

		(11,903,390)

Food, Beverage & Tobacco — (0.3)%
Archer-Daniels-Midland Co.	2,400	(143,376)
BranchOut Food, Inc. (a)	300	(627)
BRC, Inc. (a)	4,000	(6,240)
Brown-Forman Corp., Class B	600	(16,248)
Bunge Global SA	1,700	(138,125)
Cal-Maine Foods, Inc.	900	(84,690)
Coca-Cola Co.	5,100	(338,232)
Edible Garden AG, Inc. (a)	16	(29)
Heritage Distilling Holding Co., Inc. (a)	3,000	(2,462)
Ispire Technology, Inc. (a)	1,500	(3,840)
Lamb Weston Holdings, Inc. (b)	834	(48,439)
Mama’s Creations, Inc. (a)	200	(2,102)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	100	$(6,691)
Mondelez International, Inc., Class A	159,400	(9,957,718)
Oatly Group AB, ADR (a)	25	(405)
Primo Brands Corp.	1,600	(35,360)
Sow Good, Inc. (a)	3,300	(2,487)
Tyson Foods, Inc. (b)	5,961	(323,682)
Westrock Coffee Co. (a)	1,200	(5,832)

		(11,116,585)

Health Care Equipment & Services — (0.8)%
AdaptHealth Corp. (a)	2,200	(19,690)
agilon health, Inc. (a)	1,400	(1,442)
Alcon AG	21,000	(1,564,710)
Avinger, Inc. (a),(d)	266	(126)
Bausch & Lomb Corp. (a)	800	(12,056)
Baxter International, Inc.	16,800	(382,536)
Becton Dickinson & Co.	200	(37,434)
Bullfrog AI Holdings, Inc. (a)	1,300	(1,820)
Butterfly Network, Inc. (a)	800	(1,544)
Cardinal Health, Inc. (b)	71	(11,144)
Cencora, Inc. (b)	3	(938)
Centene Corp. (a),(b)	2,440	(87,059)
Certara, Inc. (a)	100	(1,222)
Claritev Corp. (a)	605	(32,113)
Clover Health Investments Corp. (a)	30,900	(94,554)
Cooper Cos., Inc. (a)	4,400	(301,664)
CVS Health Corp.	161,200	(12,152,868)
Dentsply Sirona, Inc.	6,400	(81,216)
Doximity, Inc., Class A (a)	100	(7,315)
Elevance Health, Inc. (b)	248	(80,134)
Embecta Corp.	4,400	(62,084)
Enovis Corp. (a)	15,300	(464,202)
Envista Holdings Corp. (a)	42,400	(863,688)
Fractyl Health, Inc. (a)	2,300	(3,657)
GE HealthCare Technologies, Inc.	45,500	(3,417,050)
GeneDx Holdings Corp. (a)	2,800	(301,672)
Haemonetics Corp. (a)	3,100	(151,094)
HCA Healthcare, Inc. (b)	1,519	(647,398)
Healthcare Triangle, Inc. (a)	1,200	(3,156)
HealthEquity, Inc. (a)	900	(85,293)
Hims & Hers Health, Inc. (a)	25,300	(1,435,016)
Hinge Health, Inc. (a)	700	(34,356)
Hyperfine, Inc. (a)	15,300	(22,185)
ICU Medical, Inc. (a)	3,100	(371,876)
IDEXX Laboratories, Inc. (a)	6,700	(4,280,563)
Intelligent Bio Solutions, Inc. (a)	1,300	(1,326)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
INVO Fertility, Inc. (a)	34	$(26)
iRhythm Technologies, Inc. (a)	1,200	(206,388)
Joint Corp. (a)	200	(1,908)
LifeStance Health Group, Inc. (a)	700	(3,850)
Lucid Diagnostics, Inc. (a)	2,500	(2,525)
Masimo Corp. (a)	1,800	(265,590)
McKesson Corp.	400	(309,016)
Monogram Technologies, Inc. (a)	900	(5,283)
MSP Recovery, Inc. (a)	51	(58)
Neogen Corp. (a)	21,200	(121,052)
NeoGenomics, Inc. (a)	3,100	(23,932)
Nutex Health, Inc. (a)	700	(72,324)
OraSure Technologies, Inc. (a)	400	(1,284)
Orchestra BioMed Holdings, Inc. (a)	38	(94)
Orthofix Medical, Inc. (a)	194	(2,840)
OrthoPediatrics Corp. (a)	200	(3,706)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Performant Healthcare, Inc. (a)	1,900	(14,687)
Predictive Oncology, Inc. (a)	1	(14)
PROCEPT BioRobotics Corp. (a)	200	(7,138)
Pulse Biosciences, Inc. (a)	2	(35)
QuidelOrtho Corp. (a)	8,956	(263,754)
Quipt Home Medical Corp. (a)	1,100	(2,871)
RadNet, Inc. (a)	2,025	(154,325)
Rockwell Medical, Inc. (a)	2,636	(3,163)
Sanara Medtech, Inc. (a)	100	(3,173)
Scienture Holdings, Inc. (a)	400	(340)
Semler Scientific, Inc. (a)	4,200	(126,000)
Sight Sciences, Inc. (a)	300	(1,032)
Solventum Corp. (a)	2,700	(197,100)
Spectral AI, Inc. (a)	900	(2,052)
STAAR Surgical Co. (a)	300	(8,061)
Streamex Corp. (a)	1,000	(5,760)
Surgery Partners, Inc. (a)	2,100	(45,444)
Surmodics, Inc. (a)	500	(14,945)
Tela Bio, Inc. (a)	2,100	(3,129)
Teleflex, Inc.	800	(97,888)
Tenon Medical, Inc. (a)	49	(58)
Tivic Health Systems, Inc. (a)	2	(6)
UnitedHealth Group, Inc.	12,000	(4,143,600)
Zimmer Biomet Holdings, Inc.	5,500	(541,750)

		(33,683,517)

Household & Personal Products — (0.2)%
Beauty Health Co. (a)	13,100	(26,069)
Flora Growth Corp. (a)	35	(604)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Kenvue, Inc.	527,500	$(8,561,325)
Safety Shot, Inc. (a)	1,000	(268)

		(8,588,266)

Insurance — 0.0%
Abacus Global Management, Inc. (a)	400	(2,292)
Arthur J Gallagher & Co.	100	(30,974)
Baldwin Insurance Group, Inc. (a)	2,800	(78,988)
Brighthouse Financial, Inc. (a)	400	(21,232)
Brown & Brown, Inc.	2,300	(215,717)
Fidelity National Financial, Inc. (b)	2,713	(164,109)
First American Financial Corp. (b)	2,343	(150,514)
Genworth Financial, Inc., Class A (a)	4,000	(35,600)
Hippo Holdings, Inc. (a)	524	(18,948)
Markel Group, Inc. (a)	200	(382,272)
Old Republic International Corp. (b)	2,648	(112,461)
Oscar Health, Inc. (a),(b)	5,561	(105,270)
ProAssurance Corp. (a)	5,200	(124,748)
Root, Inc. (a)	2,217	(198,444)
Ryan Specialty Holdings, Inc.	400	(22,544)
Willis Towers Watson PLC	100	(34,545)

		(1,698,658)

Materials — (0.2)%
Agnico Eagle Mines Ltd.	1,900	(320,264)
Air Products & Chemicals, Inc.	4,300	(1,172,696)
Alamos Gold, Inc.	400	(13,944)
Albemarle Corp. (b)	38	(3,081)
Alcoa Corp.	43,300	(1,424,137)
Amcor PLC	38,400	(314,112)
Americas Gold & Silver Corp. (a)	2,100	(7,812)
Amrize Ltd. (a)	1,300	(63,089)
Arq, Inc. (a)	1,300	(9,308)
Avient Corp. (b)	1,264	(41,649)
Avino Silver & Gold Mines Ltd. (a)	2,200	(11,550)
Cabot Corp.	800	(60,840)
Century Aluminum Co. (a)	1,500	(44,040)
Chemours Co. (The)	100	(1,584)
Commercial Metals Co.	4,300	(246,304)
Compass Minerals International, Inc. (a)	1,000	(19,200)
Constellium SE (a)	2,400	(35,712)
Contango ORE, Inc. (a)	200	(4,986)
Corteva, Inc. (b)	1,951	(131,946)
Dow, Inc. (b)	3,733	(85,598)
DuPont de Nemours, Inc.	100	(7,790)
Eastman Chemical Co. (b)	986	(62,167)
Ecolab, Inc. (b)	47	(12,871)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Element Solutions, Inc. (b)	5,442	$(136,975)
Endeavour Silver Corp. (a)	8,700	(68,208)
Ferroglobe PLC	2,500	(11,375)
First Majestic Silver Corp.	920	(11,307)
Freeport-McMoRan, Inc.	18,400	(721,648)
Hawkins, Inc.	500	(91,360)
HB Fuller Co.	400	(23,712)
Hecla Mining Co.	40	(484)
Ingevity Corp. (a)	1,300	(71,747)
International Flavors & Fragrances, Inc.	18,600	(1,144,644)
International Paper Co.	11,200	(519,680)
Ivanhoe Electric, Inc. (a)	7,700	(96,635)
James Hardie Industries PLC (a)	6,022	(115,683)
Kaiser Aluminum Corp.	500	(38,580)
Kinross Gold Corp.	12,800	(318,080)
Lithium Americas Corp. (a)	11,085	(63,295)
Lithium Argentina AG (a)	6,900	(23,046)
LyondellBasell Industries NV (b)	6,260	(306,990)
Magnera Corp. (a)	979	(11,474)
Martin Marietta Materials, Inc. (b)	32	(20,169)
Materion Corp.	100	(12,081)
Methanex Corp.	600	(23,856)
Newmont Corp.	6,300	(531,153)
NioCorp Developments Ltd. (a)	100	(668)
Novagold Resources, Inc. (a)	2,700	(23,760)
Olin Corp. (b)	2,415	(60,351)
Perimeter Solutions, Inc. (a)	1,200	(26,868)
PPG Industries, Inc. (b)	573	(60,228)
PureCycle Technologies, Inc. (a)	23,300	(306,395)
Quaker Chemical Corp.	600	(79,050)
Ranpak Holdings Corp. (a)	400	(2,248)
Skeena Resources Ltd. (a)	600	(11,058)
Smurfit WestRock PLC	56,000	(2,383,920)
Southern Copper Corp.	41	(4,976)
Standard Lithium Ltd. (a)	20,600	(69,422)
Steel Dynamics, Inc.	3,600	(501,948)
Taseko Mines Ltd. (a)	9,900	(41,877)
Teck Resources Ltd., Class B	1,900	(83,391)
Ternium SA, ADR	1,000	(34,730)
TMC the metals Co., Inc. (a)	40,400	(257,348)
Trinseo PLC	200	(470)
U.S. Antimony Corp. (a)	700	(4,340)
Vulcan Materials Co. (b)	59	(18,150)
Warrior Met Coal, Inc.	5,400	(343,656)

		(12,771,716)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Media & Entertainment — (0.7)%
Advantage Solutions, Inc. (a)	2,600	$(3,978)
Altice USA, Inc. (a)	900	(2,169)
Angi, Inc. (a)	6,310	(102,601)
Cable One, Inc.	300	(53,115)
Cardlytics, Inc. (a)	800	(1,944)
Cargurus, Inc. (a)	700	(26,061)
Charter Communications, Inc. (a)	16,260	(4,473,208)
Comcast Corp. (b)	13,220	(415,372)
EchoStar Corp. (a)	8,558	(653,489)
Electronic Arts, Inc. (b)	12,834	(2,588,618)
Emerald Holding, Inc.	200	(1,018)
GameSquare Holdings, Inc. (a)	17,100	(11,607)
Getty Images Holdings, Inc. (a)	800	(1,584)
Ibotta, Inc. (a)	100	(2,785)
Integral Ad Science Holding Corp. (a)	100	(1,017)
John Wiley & Sons, Inc.	1,300	(52,611)
Liberty Broadband Corp. (a)	28,500	(1,810,890)
Liberty Media Corp.-Liberty Formula One (a)	800	(76,176)
Lionsgate Studios Corp. (a)	5,508	(38,005)
Live Nation Entertainment, Inc. (a),(b)	2,084	(340,526)
Marcus Corp. (The)	500	(7,755)
Match Group, Inc.	57,600	(2,034,432)
Mega Matrix, Inc. (a)	900	(1,080)
National CineMedia, Inc.	11,160	(50,332)
News Corp.	100	(3,071)
Nexstar Media Group, Inc.	1,311	(259,237)
NIQ Global Intelligence PLC (a)	300	(4,710)
Paramount Skydance Corp.	7,000	(132,440)
Pinterest, Inc. (a),(b)	3,301	(106,193)
PSQ Holdings, Inc. (a)	12,000	(22,920)
Reddit, Inc. (a),(b)	225	(51,748)
Roku, Inc. (a),(b)	2,432	(243,516)
Rumble, Inc. (a)	300	(2,172)
Sinclair, Inc.	1,400	(21,140)
Spotify Technology SA (a),(b)	1,323	(923,454)
System1, Inc. (a)	180	(1,267)
Take-Two Interactive Software, Inc. (a)	2,900	(749,244)
TEGNA, Inc.	9,100	(185,003)
Trade Desk, Inc., Class A (a),(b)	7	(343)
TripAdvisor, Inc. (a)	5,400	(87,804)
Vivid Seats, Inc. (a)	30	(499)
Warner Bros Discovery, Inc. (a)	512,874	(10,016,429)
WideOpenWest, Inc. (a)	1,100	(5,676)

		(25,567,239)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — (1.0)%
Abeona Therapeutics, Inc. (a)	828	$(4,372)
ABVC BioPharma, Inc. (a)	400	(1,216)
Aceragen, Inc. (a),(d)	735	(283)
Adaptimmune Therapeutics PLC, ADR (a)	40,879	(5,314)
Adaptive Biotechnologies Corp. (a)	1,000	(14,960)
Adial Pharmaceuticals, Inc. (a)	32	(11)
Aditxt, Inc. (a)	200	(150)
Agenus, Inc. (a)	2,375	(9,144)
Akebia Therapeutics, Inc. (a)	2,900	(7,917)
Akero Therapeutics, Inc. (a)	1,100	(52,228)
Aligos Therapeutics, Inc. (a)	1,100	(10,780)
ALT5 Sigma Corp. (a)	3,300	(8,877)
Applied DNA Sciences, Inc. (a)	99	(384)
Aquestive Therapeutics, Inc. (a)	400	(2,236)
Arbutus Biopharma Corp. (a)	3,600	(16,344)
Arcellx, Inc. (a)	2,100	(172,410)
Arrowhead Pharmaceuticals, Inc. (a)	100	(3,449)
ARS Pharmaceuticals, Inc. (a)	900	(9,045)
Astria Therapeutics, Inc. (a)	1,400	(10,192)
Atara Biotherapeutics, Inc. (a)	1,764	(25,278)
aTyr Pharma, Inc. (a)	17,900	(12,913)
Aura Biosciences, Inc. (a)	400	(2,472)
Aurora Cannabis, Inc. (a)	5,500	(32,780)
Avadel Pharmaceuticals PLC (a)	5,400	(82,458)
Avantor, Inc. (a)	70,300	(877,344)
Avidity Biosciences, Inc. (a)	10,200	(444,414)
Azenta, Inc. (a)	500	(14,360)
Azitra, Inc. (a)	15	(10)
Bionano Genomics, Inc. (a)	500	(855)
Bio-Rad Laboratories, Inc. (a)	600	(168,234)
Bio-Techne Corp.	5,900	(328,217)
BioVie, Inc. (a)	90	(171)
Bioxcel Therapeutics, Inc. (a)	18	(46)
Black Diamond Therapeutics, Inc. (a)	16,000	(60,640)
Bristol-Myers Squibb Co. (b)	2,140	(96,514)
Calidi Biotherapeutics, Inc. (a)	16	(24)
Cardio Diagnostics Holdings, Inc. (a)	15	(60)
Caris Life Sciences, Inc. (a)	700	(21,175)
Carisma Therapeutics, Inc. (a)	45	(12)
Cartesian Therapeutics, Inc. (a)	160	(1,635)
CASI Pharmaceuticals Holdings, Inc. (a)	47	(78)
Catalyst Pharmaceuticals, Inc. (a)	28,500	(561,450)
cbdMD, Inc. (a)	30	(36)
CDT Equity, Inc. (a)	1	(1)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Centessa Pharmaceuticals PLC, ADR (a)	6,900	$(167,325)
CG oncology, Inc. (a)	2,800	(112,784)
Cibus, Inc. (a)	900	(1,161)
Cidara Therapeutics, Inc. (a)	2,055	(196,787)
Cingulate, Inc. (a)	1,500	(5,880)
CNS Pharmaceuticals, Inc. (a)	149	(1,326)
Cogent Biosciences, Inc. (a)	3,300	(47,388)
Cognition Therapeutics, Inc. (a)	26,400	(35,640)
Coherus Oncology, Inc. (a)	700	(1,148)
Compass Therapeutics, Inc. (a)	4,500	(15,750)
CorMedix, Inc. (a)	3,600	(41,868)
CryoPort, Inc. (a)	1,200	(11,376)
Cue Biopharma, Inc. (a)	100	(72)
Cybin, Inc. (a)	500	(2,945)
Cytokinetics, Inc. (a)	9,500	(522,120)
Day One Biopharmaceuticals, Inc. (a)	200	(1,410)
Dianthus Therapeutics, Inc. (a)	600	(23,610)
Disc Medicine, Inc. (a)	100	(6,608)
Dyne Therapeutics, Inc. (a)	1,000	(12,650)
Edgewise Therapeutics, Inc. (a)	1,300	(21,086)
Elanco Animal Health, Inc. (a)	79,500	(1,601,130)
Eledon Pharmaceuticals, Inc. (a)	2,600	(6,734)
Emergent BioSolutions, Inc. (a)	200	(1,764)
Enliven Therapeutics, Inc. (a)	1,100	(22,517)
Ernexa Therapeutics, Inc. (a)	26	(28)
Exact Sciences Corp. (a)	20,900	(1,143,439)
Fennec Pharmaceuticals, Inc. (a)	700	(6,552)
Fibrobiologics, Inc. (a)	2,200	(1,202)
Foghorn Therapeutics, Inc. (a)	900	(4,401)
Forte Biosciences, Inc. (a)	171	(2,565)
Genelux Corp. (a)	300	(1,260)
Gilead Sciences, Inc.	66,000	(7,326,000)
GRI Bio, Inc. (a)	35	(72)
GSK PLC, ADR (b)	17,442	(752,797)
Gyre Therapeutics, Inc. (a)	400	(2,984)
Haleon PLC, ADR	188,800	(1,693,536)
Harrow, Inc. (a)	900	(43,362)
Hoth Therapeutics, Inc. (a)	100	(162)
iBio, Inc. (a)	2,900	(2,401)
ICON PLC (a)	8,500	(1,487,500)
Illumina, Inc. (a)	6,400	(607,808)
Immuneering Corp. (a)	100	(700)
Immunome, Inc. (a)	1,000	(11,710)
Incannex Healthcare, Inc. (a)	10,000	(4,643)
Incyte Corp. (a)	200	(16,962)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Inhibikase Therapeutics, Inc. (a)	600	$(972)
Inhibrx Biosciences, Inc. (a)	200	(6,736)
Inotiv, Inc. (a)	400	(580)
Instil Bio, Inc. (a)	900	(16,074)
Invivyd, Inc. (a)	18,300	(20,130)
Iterum Therapeutics PLC (a)	5,613	(3,761)
Jaguar Health, Inc. (a)	19	(44)
Janux Therapeutics, Inc. (a)	100	(2,444)
Jasper Therapeutics, Inc. (a)	300	(714)
Jazz Pharmaceuticals PLC (a)	900	(118,620)
Johnson & Johnson (b)	2	(371)
Jupiter Neurosciences, Inc. (a)	600	(1,056)
KalVista Pharmaceuticals, Inc. (a)	7,600	(92,568)
Karyopharm Therapeutics, Inc. (a)	33	(216)
Krystal Biotech, Inc. (a)	2,000	(353,060)
Lexicon Pharmaceuticals, Inc. (a)	4,200	(5,670)
Lifecore Biomedical, Inc. (a)	300	(2,208)
Ligand Pharmaceuticals, Inc. (a)	100	(17,714)
Longeveron, Inc. (a)	100	(75)
Lyra Therapeutics, Inc. (a)	70	(461)
Madrigal Pharmaceuticals, Inc. (a)	7,400	(3,394,084)
MBX Biosciences, Inc. (a)	100	(1,750)
MeiraGTx Holdings PLC (a)	3,800	(31,274)
Metsera, Inc. (a)	1,400	(73,262)
Mettler-Toledo International, Inc. (a)	2,000	(2,455,220)
Mira Pharmaceuticals, Inc. (a)	900	(1,224)
NeuBase Therapeutics, Inc. (a),(d)	49	(18)
Neurogene, Inc. (a)	300	(5,199)
Niagen Bioscience, Inc. (a)	900	(8,397)
Novavax, Inc. (a)	200	(1,734)
NRX Pharmaceuticals, Inc. (a)	11	(36)
Nutriband, Inc. (a)	300	(2,115)
Onconetix, Inc. (a)	25	(78)
Organigram Global, Inc. (a)	1,075	(2,182)
Organogenesis Holdings, Inc. (a)	1,300	(5,486)
ORIC Pharmaceuticals, Inc. (a)	200	(2,400)
Outlook Therapeutics, Inc. (a)	10	(11)
Palisade Bio, Inc. (a)	1,000	(860)
PDS Biotechnology Corp. (a)	1,700	(1,717)
PepGen, Inc. (a)	762	(3,520)
Perrigo Co. PLC	1,700	(37,859)
Personalis, Inc. (a)	200	(1,304)
Pfizer, Inc. (b)	7,110	(181,163)
Phathom Pharmaceuticals, Inc. (a)	5,300	(62,381)
Praxis Precision Medicines, Inc. (a)	860	(45,580)
Precigen, Inc. (a)	9,000	(29,610)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	10,800	$(673,920)
ProKidney Corp. (a)	3,500	(8,470)
Protagonist Therapeutics, Inc. (a)	18,600	(1,235,598)
Protalix BioTherapeutics, Inc. (a)	500	(1,110)
Protara Therapeutics, Inc. (a)	700	(3,045)
PTC Therapeutics, Inc. (a)	1,400	(85,918)
Q/C Technologies, Inc. (a)	600	(2,490)
Qiagen NV	12,800	(571,904)
Quantum-Si, Inc. (a)	7,000	(9,870)
Repligen Corp. (a)	600	(80,202)
Replimune Group, Inc. (a)	800	(3,352)
Revolution Medicines, Inc. (a)	45	(2,101)
Revvity, Inc.	2,400	(210,360)
Rezolute, Inc. (a)	3,300	(31,020)
Rhythm Pharmaceuticals, Inc. (a)	6,500	(656,435)
Roche Holding AG (a),(b)	349	(113,944)
Roivant Sciences Ltd. (a)	99,200	(1,500,896)
Sagimet Biosciences, Inc. (a)	1,700	(11,662)
Scholar Rock Holding Corp. (a)	1,900	(70,756)
scPharmaceuticals, Inc. (a)	5,200	(29,484)
SCYNEXIS, Inc. (a)	500	(385)
Sera Prognostics, Inc. (a)	629	(1,925)
Seres Therapeutics, Inc. (a)	45	(866)
SNDL, Inc. (a)	15,040	(40,307)
Soleno Therapeutics, Inc. (a)	9,700	(655,720)
Solid Biosciences, Inc. (a)	1,027	(6,337)
Sotera Health Co. (a)	400	(6,292)
Spyre Therapeutics, Inc. (a)	1,648	(27,620)
Standard BioTools, Inc. (a)	17,500	(22,750)
Stoke Therapeutics, Inc. (a)	2,000	(47,000)
Summit Therapeutics, Inc. (a)	60,800	(1,256,128)
Tectonic Therapeutic, Inc. (a)	50	(784)
Tempest Therapeutics, Inc. (a)	527	(5,418)
Terns Pharmaceuticals, Inc. (a)	200	(1,502)
Tevogen Bio Holdings, Inc. (a)	1,000	(785)
Thermo Fisher Scientific, Inc.	6,200	(3,007,124)
Tilray Brands, Inc. (a)	327,822	(567,132)
Tonix Pharmaceuticals Holding Corp. (a)	35	(846)
Tourmaline Bio, Inc. (a)	630	(30,133)
Trevi Therapeutics, Inc. (a)	3,800	(34,770)
TuHURA Biosciences, Inc. (a)	4,000	(9,920)
Unicycive Therapeutics, Inc. (a)	1,300	(5,668)
United Therapeutics Corp. (a)	100	(41,921)
Upstream Bio, Inc. (a)	100	(1,881)
Vaxcyte, Inc. (a)	11,300	(407,026)
Veracyte, Inc. (a)	3,300	(113,289)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Verrica Pharmaceuticals, Inc. (a)	10	$(43)
Vertex Pharmaceuticals, Inc. (a)	200	(78,328)
Veru, Inc. (a)	2,182	(8,292)
Viatris, Inc.	11,500	(113,850)
Waters Corp. (a)	7,900	(2,368,499)
West Pharmaceutical Services, Inc.	500	(131,165)
Zevra Therapeutics, Inc. (a)	2,800	(26,628)
Zymeworks, Inc. (a)	2,000	(34,160)

		(40,380,621)

Real Estate — (0.2)%
American Tower Corp. (b)	57	(10,962)
Americold Realty Trust, Inc.	23,600	(288,864)
Apartment Investment & Management Co. (a)	300	(2,379)
Ashford Hospitality Trust, Inc. (a)	120	(708)
Braemar Hotels & Resorts, Inc.	5,000	(13,650)
BXP, Inc.	11,700	(869,778)
Crown Castle, Inc. (b)	9,197	(887,419)
Curbline Properties Corp.	300	(6,690)
Diversified Healthcare Trust	300	(1,323)
Douglas Emmett, Inc.	2,000	(31,140)
Easterly Government Properties, Inc.	20	(459)
Equity Residential	10,600	(686,138)
Essex Property Trust, Inc.	1,200	(321,192)
Extra Space Storage, Inc.	12,600	(1,775,844)
Global Medical REIT, Inc.	200	(6,742)
Global Net Lease, Inc.	6	(49)
Healthpeak Properties, Inc.	27	(517)
Host Hotels & Resorts, Inc. (b)	124,042	(2,111,195)
Independence Realty Trust, Inc.	5,800	(95,062)
Innovative Industrial Properties, Inc.	1,700	(91,086)
Invitation Homes, Inc.	2,100	(61,593)
Iron Mountain, Inc. (b)	569	(58,004)
Kimco Realty Corp.	9,600	(209,760)
Kite Realty Group Trust	11,800	(263,140)
Macerich Co.	14,500	(263,900)
National Storage Affiliates Trust	1,700	(51,374)
NexPoint Diversified Real Estate Trust	779	(2,875)
NNN REIT, Inc. (b)	2,259	(96,166)
Outfront Media, Inc.	35,496	(650,287)
Park Hotels & Resorts, Inc.	9,300	(103,044)
Peakstone Realty Trust	1,400	(18,368)
Plymouth Industrial REIT, Inc.	700	(15,631)
PotlatchDeltic Corp.	21	(856)
Prologis, Inc.	5,700	(652,764)
Realty Income Corp. (b)	15,004	(912,093)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Regency Centers Corp.	3,800	$(277,020)
Rexford Industrial Realty, Inc.	6,300	(258,993)
Ryman Hospitality Properties, Inc.	7,900	(707,761)
Sabra Health Care REIT, Inc. (b)	551	(10,271)
Safehold, Inc.	2,100	(32,529)
Summit Hotel Properties, Inc.	700	(3,843)
Sun Communities, Inc.	2,500	(322,500)
Sunstone Hotel Investors, Inc.	20,400	(191,148)
UDR, Inc.	5,900	(219,834)
Ventas, Inc.	38	(2,660)
VICI Properties, Inc. (b)	16,533	(539,141)
Vornado Realty Trust	9,900	(401,247)
Weyerhaeuser Co.	17,100	(423,909)
WP Carey, Inc. (b)	7,270	(491,234)

		(14,443,142)

Real Estate Management & Development — (0.1)%
CBRE Group, Inc. (a)	12,600	(1,985,256)
Colliers International Group, Inc.	500	(78,105)
CoStar Group, Inc. (a)	6,619	(558,445)
Cushman & Wakefield PLC (a)	8,900	(141,688)
Kennedy-Wilson Holdings, Inc.	700	(5,824)
La Rosa Holdings Corp. (a)	26	(184)
Safe & Green Development Corp. (a)	5	(7)
Seaport Entertainment Group, Inc. (a)	500	(11,460)

		(2,780,969)

Retailing — (0.5)%
Academy Sports & Outdoors, Inc.	2,700	(135,054)
Advance Auto Parts, Inc.	2,600	(159,640)
Arhaus, Inc. (a)	500	(5,315)
Asbury Automotive Group, Inc. (a)	1,200	(293,340)
AutoZone, Inc. (a),(b)	26	(111,546)
BARK, Inc. (a)	2,400	(1,994)
Barnes & Noble Education, Inc. (a)	5,235	(52,088)
Boot Barn Holdings, Inc. (a)	7,600	(1,259,472)
Burlington Stores, Inc. (a)	9,900	(2,519,550)
Dick’s Sporting Goods, Inc.	2	(444)
eBay, Inc. (b)	1,276	(116,052)
Etsy, Inc. (a),(b)	1,346	(89,361)
Express, Inc. (a)	0	(3)
Floor & Decor Holdings, Inc. (a)	1,300	(95,810)
Genesco, Inc. (a)	100	(2,899)
Genuine Parts Co.	10,300	(1,427,580)
Guess?, Inc.	2,000	(33,420)
Hour Loop, Inc. (a)	6	(18)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lands’ End, Inc. (a)	1,100	$(15,510)
LKQ Corp.	11,300	(345,102)
Lowe’s Cos., Inc. (b)	1,887	(474,222)
Macy’s, Inc. (b)	4,495	(80,595)
National Vision Holdings, Inc. (a)	3,800	(110,922)
OneWater Marine, Inc. (a)	500	(7,920)
Pool Corp.	5,500	(1,705,385)
Revolve Group, Inc. (a)	2,900	(61,770)
RideNow Group, Inc. (a)	249	(1,096)
Shoe Carnival, Inc.	200	(4,158)
Signet Jewelers Ltd.	12,800	(1,227,776)
Stitch Fix, Inc. (a)	4,700	(20,445)
Tractor Supply Co.	3,900	(221,793)
Ulta Beauty, Inc. (a)	15,100	(8,255,925)
Victoria’s Secret & Co. (a)	5,500	(149,270)
Williams-Sonoma, Inc.	5,700	(1,114,065)

		(20,099,540)

Semiconductors & Semiconductor Equipment — (0.5)%
Analog Devices, Inc.	7,000	(1,719,900)
Astera Labs, Inc. (a),(b)	21	(4,112)
Axcelis Technologies, Inc. (a)	1,200	(117,168)
Blaize Holdings, Inc. (a)	1,000	(3,450)
Broadcom, Inc.	1,300	(428,883)
Credo Technology Group Holding Ltd. (a),(b)	28	(4,077)
Datavault AI, Inc. (a)	900	(981)
Enphase Energy, Inc. (a),(b)	15,216	(538,494)
Entegris, Inc. (b)	10,527	(973,326)
First Solar, Inc. (a)	36,400	(8,027,292)
Intel Corp. (a),(b)	13,563	(455,039)
Micron Technology, Inc. (b)	9,126	(1,526,962)
MKS, Inc.	5,500	(680,735)
Mobix Labs, Inc. (a)	100	(81)
Monolithic Power Systems, Inc. (b)	5,546	(5,105,869)
Navitas Semiconductor Corp. (a)	33,300	(240,426)
QUALCOMM, Inc. (b)	1,565	(260,353)
SiTime Corp. (a)	400	(120,524)
SkyWater Technology, Inc. (a)	600	(11,196)
Skyworks Solutions, Inc. (b)	3,033	(233,480)
Teradyne, Inc. (b)	3,215	(442,513)
Texas Instruments, Inc. (b)	867	(159,294)
Ultra Clean Holdings, Inc. (a)	100	(2,725)

		(21,056,880)

Software & Services — (1.8)%
Airship AI Holdings, Inc. (a)	2,260	(11,684)
Alkami Technology, Inc. (a)	1,600	(39,744)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
AppLovin Corp., Class A (a)	19,500	$(14,011,530)
Auddia, Inc. (a)	23	(47)
Aurora Innovation, Inc. (a)	36,700	(197,813)
Banzai International, Inc. (a)	700	(2,058)
Bentley Systems, Inc.	1,200	(61,776)
Bio-key International, Inc. (a)	9	(6)
Bitdeer Technologies Group (a)	12,100	(206,789)
BitMine Immersion Technologies, Inc. (a)	25,100	(1,303,443)
Braze, Inc. (a)	13,900	(395,316)
Cadence Design Systems, Inc. (a),(b)	1,134	(398,329)
Castellum, Inc. (a)	1,800	(1,962)
CCC Intelligent Solutions Holdings, Inc. (a)	57,800	(526,558)
Circle Internet Group, Inc. (a)	13,000	(1,723,540)
Cleanspark, Inc. (a)	26,800	(388,600)
Clearwater Analytics Holdings, Inc. (a)	1,600	(28,832)
Consensus Cloud Solutions, Inc. (a)	300	(8,811)
Core Scientific, Inc. (a)	13,600	(243,984)
CoreWeave, Inc. (a)	51,900	(7,102,515)
Crowdstrike Holdings, Inc. (a),(b)	325	(159,373)
CXApp, Inc. (a)	5,200	(3,832)
CyberArk Software Ltd. (a)	3,300	(1,594,395)
CYNGN, Inc. (a)	800	(4,824)
Digimarc Corp. (a)	700	(6,839)
Domo, Inc. (a)	100	(1,584)
D-Wave Quantum, Inc. (a)	41,400	(1,022,994)
Gartner, Inc. (a),(b)	1,159	(304,666)
Gen Digital, Inc.	14,800	(420,172)
Gitlab, Inc., Class A (a),(b)	1,149	(51,797)
Greenidge Generation Holdings, Inc. (a)	1,330	(2,421)
Hut 8 Corp. (a)	20,200	(703,162)
I3 Verticals, Inc. (a)	400	(12,984)
International Business Machines Corp.	300	(84,648)
Intuit, Inc.	200	(136,582)
Life360, Inc. (a)	2,900	(308,270)
Lightspeed Commerce, Inc. (a)	3,400	(39,270)
Manhattan Associates, Inc. (a)	200	(40,996)
MicroAlgo, Inc. (a)	1,463	(13,386)
nCino, Inc. (a)	500	(13,555)
NCR Voyix Corp. (a)	6,900	(86,595)
NextNav, Inc. (a)	1,600	(22,880)
Okta, Inc. (a)	4,300	(394,310)
Onestream, Inc. (a)	2,300	(42,389)
Oracle Corp.	37,300	(10,490,252)
Palo Alto Networks, Inc. (a),(b)	505	(102,828)
PAR Technology Corp. (a)	400	(15,832)
Phunware, Inc. (a)	4,353	(11,971)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Procore Technologies, Inc. (a)	21,100	$(1,538,612)
Rekor Systems, Inc. (a)	20,600	(32,342)
SailPoint, Inc. (a),(b)	1,709	(37,735)
SentinelOne, Inc., Class A (a),(b)	2,705	(47,635)
ServiceNow, Inc. (a),(b)	812	(747,267)
Shopify, Inc. (a),(b)	31,970	(4,751,062)
SoundHound AI, Inc., Class A (a)	125,300	(2,014,824)
Sphere 3D Corp. (a)	914	(672)
Strategy, Inc. (a),(b)	16,263	(5,240,101)
Synopsys, Inc. (a)	12,921	(6,375,092)
Thumzup Media Corp. (a)	1,000	(5,000)
TSS, Inc. (a)	1,400	(25,354)
Varonis Systems, Inc. (a),(b)	625	(35,919)
VeriSign, Inc. (b)	280	(78,280)

		(63,676,039)

Technology Hardware & Equipment — (0.6)%
908 Devices, Inc. (a)	2,800	(24,528)
Amphenol Corp., Class A (b)	254	(31,432)
Applied Optoelectronics, Inc. (a)	400	(10,372)
Arista Networks, Inc. (a),(b)	206	(30,016)
Arlo Technologies, Inc. (a)	2,700	(45,765)
Calix, Inc. (a)	300	(18,411)
Celestica, Inc. (a),(b)	22,374	(5,512,484)
Ciena Corp. (a),(b)	63	(9,177)
Clearfield, Inc. (a)	1,200	(41,256)
Coherent Corp. (a)	16,000	(1,723,520)
Corning, Inc. (b)	163	(13,371)
Dell Technologies, Inc. (b)	932	(132,130)
Flex Ltd. (a)	30,800	(1,785,476)
Hewlett Packard Enterprise Co.	71,700	(1,760,952)
IonQ, Inc. (a)	35,900	(2,207,850)
Knowles Corp. (a)	500	(11,655)
Lianhe Sowell International Group Ltd. (a)	56	(116)
LightPath Technologies, Inc., Class A (a)	1,800	(14,274)
Lightwave Logic, Inc. (a)	5,000	(18,550)
Mirion Technologies, Inc. (a)	23,000	(534,980)
MultiSensor AI Holdings, Inc. (a)	1,553	(1,002)
NETGEAR, Inc. (a)	2,100	(68,019)
Novanta, Inc. (a)	1,300	(130,195)
Powerfleet, Inc. NJ (a)	18,000	(94,320)
Quantum Computing, Inc. (a)	7,574	(139,437)
Sandisk Corp. (a),(b)	65	(7,293)
Sanmina Corp. (a)	1,600	(184,176)
Super Micro Computer, Inc. (a),(b)	578	(27,709)
Syntec Optics Holdings, Inc. (a)	9	(14)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
TD SYNNEX Corp.	1,600	$(262,000)
Trimble, Inc. (a)	7,400	(604,210)
TTM Technologies, Inc. (a)	400	(23,040)
Turtle Beach Corp. (a)	1,600	(25,440)
Ubiquiti, Inc.	600	(396,348)
Unusual Machines, Inc. (a)	3,500	(52,850)
Vontier Corp.	4,000	(167,880)

		(16,110,248)

Telecommunication Services — (0.1)%
Array Digital Infrastructure, Inc. (a)	1,300	(65,013)
AST SpaceMobile, Inc. (a)	53,000	(2,601,240)
Cogent Communications Holdings, Inc.	500	(19,175)
Globalstar, Inc. (a)	47	(1,710)
Millicom International Cellular SA	3,200	(155,328)
Rogers Communications, Inc.	1,600	(55,152)
SurgePays, Inc. (a)	800	(2,248)
Telephone & Data Systems, Inc.	24,200	(949,608)
Uniti Group, Inc. (a)	13,100	(80,172)
Verizon Communications, Inc. (b)	44	(1,934)

		(3,931,580)

Transportation — (0.2)%
Canadian National Railway Co. (b)	37	(3,489)
Canadian Pacific Kansas City Ltd.	29,830	(2,222,037)
CSX Corp.	500	(17,755)
Expeditors International of Washington, Inc. (b)	1,052	(128,965)
FedEx Corp. (b)	418	(98,569)
Forward Air Corp. (a)	2,700	(69,228)
FTAI Infrastructure, Inc.	4,400	(19,184)
GXO Logistics, Inc. (a)	1,400	(74,046)
Joby Aviation, Inc. (a)	163,700	(2,642,118)
Old Dominion Freight Line, Inc. (b)	380	(53,496)
Proficient Auto Logistics, Inc. (a)	500	(3,445)
RXO, Inc. (a)	7,900	(121,502)
Strata Critical Medical, Inc. (a)	5,200	(26,312)
Surf Air Mobility, Inc. (a)	12,171	(52,214)
Uber Technologies, Inc. (a),(b)	7,884	(772,395)
United Airlines Holdings, Inc. (a)	500	(48,250)
United Parcel Service, Inc. (b)	998	(83,363)
Volato Group, Inc. (a)	24	(42)
Wheels Up Experience, Inc. (a)	10	(18)

		(6,436,428)

Utilities — (0.6)%
AES Corp.	11,300	(148,708)
Algonquin Power & Utilities Corp.	12,100	(64,977)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
Brookfield Infrastructure Corp.	5,300	$(217,936)
Brookfield Renewable Corp.	13,300	(457,786)
Cadiz, Inc. (a)	2,446	(11,545)
Constellation Energy Corp.	20,800	(6,844,656)
Eversource Energy	600	(42,684)
Exelon Corp.	6,600	(297,066)
Montauk Renewables, Inc. (a)	200	(402)
National Fuel Gas Co.	200	(18,474)
NextEra Energy, Inc.	1,100	(83,039)
NiSource, Inc.	4,000	(173,200)
NRG Energy, Inc.	6,200	(1,004,090)
Oklo, Inc. (a)	50,100	(5,592,663)
Public Service Enterprise Group, Inc.	100	(8,346)
Sempra	21,400	(1,925,572)
Spire, Inc.	100	(8,152)
UGI Corp.	2,500	(83,150)
Vistra Corp.	15,400	(3,017,168)

		(19,999,614)

Total North America		(606,318,974)

Oceania — (0.1)%
Energy — 0.0%
Woodside Energy Group Ltd., ADR	4,400	(66,220)

Food, Beverage & Tobacco — 0.0%
Innovation Beverage Group Ltd. (a)	340	(1,493)

Materials — (0.1)%
BHP Group Ltd., ADR	39,800	(2,218,850)
IperionX Ltd., ADR (a)	200	(9,870)

		(2,228,720)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(38)
Benitec Biopharma, Inc. (a)	100	(1,403)
Mesoblast Ltd., ADR (a)	700	(11,277)

		(12,718)

Software & Services — 0.0%
Mawson Infrastructure Group, Inc. (a)	66	(28)

Utilities — 0.0%
VivoPower International PLC (a)	700	(3,150)

Total Oceania		(2,312,329)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares	Value
South America — 0.0%
Banks — 0.0%
Banco BBVA Argentina SA, ADR	100	$(832)

Capital Goods — 0.0%
Embraer SA, ADR	6,400	(386,880)

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	937	(6,325)

Energy — 0.0%
Geopark Ltd.	2,400	(15,288)
Gran Tierra Energy, Inc. (a)	510	(2,218)
Transportadora de Gas del Sur SA, ADR	1,000	(21,030)

		(38,536)

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	500	(1,115)
Cia Cervecerias Unidas SA, ADR	100	(1,212)

		(2,327)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	1,300	(1,833)
Braskem SA, ADR (a)	2,900	(7,018)
ERO Copper Corp. (a)	900	(18,207)
Gerdau SA, ADR	20	(62)
Sigma Lithium Corp. (a)	18,500	(118,585)
Wheaton Precious Metals Corp.	500	(55,920)

		(201,625)

Retailing — 0.0%
Cosan SA, ADR (a)	2,100	(9,660)
Ultrapar Participacoes SA, ADR	100	(410)

		(10,070)

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,100	(251,389)
Pampa Energia SA, ADR (a)	100	(6,006)

		(257,395)

Total South America		(903,990)

TOTAL COMMON STOCK (PROCEEDS $613,536,002)		(681,116,112)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS AND NOTES — (0.4)%
South America — (0.2)%
Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	$5,508,000	$(5,953,401)

Total South America		(5,953,401)

Supranational — (0.2)%
Multi-National — (0.2)%
African Export-Import Bank, 3.80%, 05/17/31 (b),(c)	2,386,000	(2,147,467)
African Export-Import Bank, 3.99%, 09/21/29 (b),(c)	1,824,000	(1,730,319)

		(3,877,786)

Total Supranational		(3,877,786)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $9,493,241)		(9,831,187)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (0.1)%
Consumer Staples Select Sector SPDR Fund(b)	2,926	(229,311)
Energy Select Sector SPDR Fund (b)	8,500	(759,390)
Health Care Select Sector SPDR Fund (b)	77	(10,716)
Industrial Select Sector SPDR Fund(b)	4,384	(676,144)
iShares Expanded Tech-Software Sector ETF (a),(b)	1,734	(199,427)
iShares MSCI Taiwan ETF (b)	3,333	(212,045)
iShares U.S. Home Construction ETF (b)	3,101	(332,582)
SPDR S&P 500 ETF Trust	7,453	(4,965,040)
SPDR S&P Biotech ETF (b)	3,925	(393,285)
SPDR S&P Homebuilders ETF (b)	3,433	(380,376)
SPDR S&P Oil & Gas Exploration & Production ETF (b)	52	(6,874)
SPDR S&P Regional Banking ETF (b)	1,304	(82,543)
Vanguard Real Estate ETF (b)	127	(11,610)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $7,906,263)		(8,259,343)

Security Description	Principal Amount	Value
MORTGAGE BACKED SECURITIES — (22.7)%
North America — (22.7)%
U.S. Government Sponsored Agency Securities — (22.7)%
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 5.00%, 06/25/52 (b),(l)	$794,000,000	(787,213,318)
TBA, 30 Year Maturity, 6.50%, 11/11/72 (l)	80,000,000	(82,728,160)

Total North America		(869,941,478)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $874,068,516)		(869,941,478)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Security Description	Principal Amount		Value

SOVEREIGN DEBT — (1.4)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	$4,035,000		$(3,962,438)
5.88%, 06/05/32 (b),(c)	7,453,000		(7,619,419)
6.00%, 02/12/31 (b),(c)	4,050,000		(4,174,978)
7.50%, 07/07/37 (b),(c)	4,804,000		(5,245,609)
Bundesrepublik Deutschland Bundesanleihe,
2.50%, 07/04/44 (b),(c)	3,672,544	EUR	(3,920,498)
2.60%, 08/15/35 (b),(c)	2,649,743	EUR	(3,081,937)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(c)	961,000		(981,661)
Israel Government International Bonds, 5.63%, 02/19/35 (b)	7,205,000		(7,447,779)
Mexico Government International Bonds,
6.88%, 05/13/37 (b)	5,050,000		(5,446,425)
7.38%, 05/13/55 (b)	4,865,000		(5,339,386)

TOTAL SOVEREIGN DEBT (PROCEEDS $45,230,137)			(47,220,130)

U.S. TREASURY OBLIGATIONS — (0.5)%
U.S. Treasury Notes
3.63%, 08/31/30 (b)	9,284,700		(9,236,826)
4.25%, 08/15/35 (b)	8,250,500		(8,317,535)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $17,701,497)			(17,554,361)

WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(d)	1,340		0
Pulse Biosciences, Inc. (a),(d)	68		0

TOTAL WARRANTS (PROCEEDS $0)			0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(d)	92		(29)
Catalyst Biosciences, Inc. (a),(d)	4,600		0
Sesen Bio, Inc. (a),(d)	25,568		0
Novusterra, Inc. (a),(d)	383		0

TOTAL RIGHTS (PROCEEDS $541)			(29)

TOTAL SECURITIES SOLD SHORT — (42.3)% (PROCEEDS $1,567,936,197)			(1,633,922,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2025.

(g)	Non-interest bearing bond.
(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2025. Maturity date presented is the ultimate maturity.
(i)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(j)	All or a portion of the security represents an unsettled loan commitment at September 30, 2025 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(m)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Atreides Special Circumstances Fund, LLC, Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., and Kirkoswald Global Macro Fund Ltd. 1/2/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $431,790,629 and represents 11.20% of Net Assets.

(n)	Premium due at a future settlement date.
(o)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Options Written Contracts Outstanding at September 30, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	27.00 USD	12/15/25	(660)	(17,820)	$(2,203,859)	$(2,900,040)	$(696,181)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	38.00 USD	12/15/25	(660)	(25,080)	(289,859)	(89,100)	200,759
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	50.00 USD	12/15/25	(850)	(42,500)	(343,803)	(21,250)	322,553
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	60.00 USD	12/15/25	(1,315)	(78,900)	(360,772)	(7,890)	352,882
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	40.00 USD	12/15/26	(750)	(30,000)	(1,316,885)	(1,313,250)	3,635
CRUDE OIL FUT JAN 26	95.00 USD	01/01/26	(105)	(9,975)	(24,888)	(18,900)	5,988
GOLD DEC 25	4,000.00 USD	11/24/25	(21)	(84,000)	(35,280)	(124,530)	(89,250)
LME COPPER 3MO CALL	11,500.00 USD	12/03/25	(40)	(460,000)	(52,872)	(60,910)	(8,038)
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(12,400)	73,100
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(23,000)	62,500
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(73,600)	11,900
NAT GAS EURO OPT FEB 26	5.25 USD	01/27/26	(200)	(1,050)	(591,500)	(565,800)	25,700
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(43,300)	42,200
NAT GAS EURO OPT JAN 26	5.00 USD	12/26/25	(140)	(700)	(437,000)	(358,820)	78,180
NAT GAS EURO OPT JAN 26	6.50 USD	12/26/25	(1,007)	(6,545)	(1,006,530)	(986,860)	19,670
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(22,650)	62,850
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(19,200)	66,300
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(15,600)	69,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	$(85,500)	$(27,700)	$57,800
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(12,000)	73,500
NAT GAS EURO OPT NOV 25	4.00 USD	10/28/25	(21)	(84)	(6,069)	(6,825)	(756)
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(37,000)	48,500
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(34,750)	50,750
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(26,700)	58,800
S&P 500 INDEX	10,000.00 USD	12/18/26	(4,382)	(43,820,000)	(384,330)	(512,694)	(128,364)
SILVER DEC25	50.50 USD	11/24/25	(25)	(1,263)	(83,449)	(127,250)	(43,801)
SILVER MAR26	52.50 USD	02/24/26	(42)	(2,205)	(144,815)	(390,390)	(245,575)
SOYBEAN OIL DEC 25	70.00 USD	11/21/25	(94)	(6,580)	(36,709)	(1,692)	35,017
SOYBEAN OIL MAR 26	75.00 USD	02/20/26	(63)	(4,725)	(23,583)	(4,914)	18,669

					$(8,368,203)	$(7,839,015)	$529,188

Exchange-Traded Put Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	15.00 USD	12/15/25	(4,150)	(62,250)	$(3,171,097)	$(124,500)	$3,046,597
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	27.00 USD	12/15/25	(1,135)	(30,645)	(3,849,419)	(345,040)	3,504,379
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(1,445)	(50,575)	(6,447,715)	(6,162,925)	284,790
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	30.00 USD	12/15/26	(500)	(15,000)	(1,212,090)	(1,214,500)	(2,410)
E-MINI S&P 500 INDEX	5,600.00 USD	10/31/25	(42)	(235,200)	(133,811)	(10,290)	123,521
E-MINI S&P 500 INDEX	5,850.00 USD	11/21/25	(105)	(614,250)	(211,153)	(89,250)	121,903
NAT GAS EURO OPT NOV25	3.20 USD	10/28/25	(200)	(640)	(151,416)	(303,400)	(151,984)
S&P 500 INDEX	5,920.00 USD	11/21/25	(732)	(4,333,440)	(2,125,687)	(1,438,380)	687,307
SGX IRON ORE DEC 25	85.00 USD	12/31/25	(168)	(14,280)	(6,300)	(1,344)	4,956
SGX IRON ORE NOV 25	85.00 USD	11/28/25	(168)	(14,280)	(6,300)	(168)	6,132
SGX IRON ORE OCT 25	85.00 USD	10/31/25	(168)	(14,280)	(6,300)	0	6,300

					$(17,321,288)	$(9,689,797)	$7,631,491

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
CDX IG44 CREDIT SWAPTION CALL 82.5 12/17/2025	Barclays Bank PLC	82.50 USD	12/17/25	(5,000,000,000)	(412,500,000,000)	$(2,800,000)	$(1,290,587)	$1,509,413
CDX IG44 CREDIT SWAPTION CALL 82.5 12/17/2025	Goldman Sachs & Co.	82.50 USD	12/17/25	(1,960,784,000)	(161,764,680,000)	(1,058,823)	(506,112)	552,711
CDX IG44 CREDIT SWAPTION CALL 82.5 12/17/2025	Morgan Stanley Capital Services LLC	82.50 USD	12/17/25	(3,400,000,000)	(280,500,000,000)	(1,785,000)	(877,599)	907,401
XAG USD FX OPTION CALL 42.5 12/18/25	J.P. Morgan Securities LLC	42.50 USD	12/18/25	(210,000)	(8,925,000)	(294,000)	(952,864)	(658,864)
XAG USD FX OPTION CALL 45 12/29/25	J.P. Morgan Securities LLC	45.00 USD	12/29/25	(200,000)	(9,000,000)	(240,000)	(272,223)	(32,223)
XAG USD FX OPTION CALL 50 1/22/26	J.P. Morgan Securities LLC	50.00 USD	01/22/26	(210,000)	(10,500,000)	(147,000)	(326,521)	(179,521)
XAU USD FX OPTION CALL 3800 1/28/26	J.P. Morgan Securities LLC	3,800.00 USD	01/28/26	(4,000)	(15,200,000)	(148,000)	(767,616)	(619,616)
XAU USD FX OPTION CALL 4000 1/22/26	J.P. Morgan Securities LLC	4,000.00 USD	01/22/26	(2,100)	(8,400,000)	(56,490)	(155,126)	(98,636)
XPT USD FX OPTION CALL 2000 1/19/26	J.P. Morgan Securities LLC	2,000.00 USD	01/19/26	(2,000)	(4,000,000)	(21,000)	(52,570)	(31,570)

						$(6,550,313)	$(5,201,218)	$1,349,095

OTC Put Options Written
XAU USD FX PUT 3000 1/28/26	J.P. Morgan Securities LLC	3,000.00 USD	01/28/26	(4,000)	(12,000,000)	$(33,000)	$(4,636)	$28,364

Total Options Written Outstanding						$(32,272,804)	$(22,734,666)	$9,538,138

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

At September 30, 2025 the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Azul Secured Finance LLP, New Money DIP Term Loan, 4.50, 02/27/26	$ 513,889	$ 634,304	$120,415

Total Unfunded Loan Commitment	$ 513,889	$ 634,304	$120,415

Future Contracts Outstanding at September 30, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	87	EUREX	10,272,688 EUR	12/08/25	$(27,260)
3 Month Eurodollar	19	LIFFE	4,657,025 EUR	06/15/26	(704)
3 Month Eurodollar	3	LIFFE	734,325 EUR	03/15/27	44
3 Month Eurodollar	93	LIFFE	22,754,127 EUR	09/13/27	(19,712)
3 Month SOFR	99	CME	23,847,513 USD	03/18/26	(9,550)
3 Month SOFR	87	CME	21,104,025 USD	12/15/27	(35,887)
Aluminium	219	LME	14,710,708 USD	10/15/25	(22,378)
Australian 10-Year Bond	74	SFE	8,432,529 AUD	12/15/25	(29,450)
Australian Dollar Currency	293	CME	19,415,723 USD	12/15/25	(13,263)
Brazilian Real Currency	428	CME	7,966,364 USD	11/03/25	17,976
Brent Crude	4	ICE	7,160 USD	10/28/25	(5,720)
Brent Crude	105	ICE	410,550 USD	10/28/25	(249,900)
Brent Crude	2	ICE	320 USD	10/28/25	(100)
Brent Crude	5	ICE	1,100 USD	10/28/25	(350)
Brent Crude	40	NYMEX	2,665,160 USD	10/31/25	(23,960)
Brent Crude	447	ICE	29,928,369 USD	10/31/25	(412,959)
Brent Crude	95	ICE	6,367,565 USD	11/28/25	(133,665)
Brent Crude	77	ICE	5,128,629 USD	12/30/25	(98,989)
Brent Crude	105	ICE	273,000 USD	01/27/26	(34,650)
Brent Crude	1	ICE	66,250 USD	01/30/26	(1,110)
Brent Crude	602	ICE	3,238,160 USD	04/27/26	199,260
Brent Crude	79	ICE	5,281,470 USD	04/30/26	(147,260)
Brent Crude	296	ICE	653,620 USD	10/27/26	59,740
Brent Crude	294	ICE	1,013,460 USD	10/27/26	(351,960)
Brent Crude	305	ICE	20,017,920 USD	10/30/26	(241,720)
British Pound Currency	323	GBX	27,354,505 USD	12/15/25	(200,299)
CAC40 Index	41	MAT	3,224,250 EUR	10/17/25	14,910

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
California Carbon Allowance Vintage DEC25	4,243	ICE	130,922,557 USD	12/24/25	$992,313
California Carbon Allowance Vintage DEC26	417	ICE	13,657,400 USD	12/24/26	24,370
Canadian 10-Year Bond	247	MOE	29,626,190 CAD	12/18/25	446,526
Carbon Emission	52	ICE	31,200 EUR	12/10/25	(4,274)
Carbon Emission	50	ICE	127,980 EUR	12/10/25	(50,461)
Carbon Emission	9	ICE	698,900 EUR	12/15/25	(20,452)
Carbon Emission	63	ICE	121,800 EUR	12/09/26	(37,969)
Carbon Emission	105	ICE	856,800 EUR	12/09/26	91,840
Carbon Emission	105	ICE	307,650 EUR	12/09/26	57,323
Cattle	90	CME	8,159,728 USD	12/31/25	292,172
Cattle	328	CME	31,059,886 USD	02/27/26	57,474
CBOE Volatility Index	209	CBOE	3,765,424 USD	10/22/25	(89,532)
CBOE Volatility Index	330	CBOE	6,444,662 USD	11/19/25	(92,427)
CBOE Volatility Index	213	CBOE	4,255,975 USD	12/17/25	(38,575)
CBOE Volatility Index	606	CBOE	13,087,693 USD	03/18/26	(221,040)
Cocoa	159	NYBOT	11,119,860 USD	12/15/25	(388,950)
Coffee ‘C’	23	NYBOT	3,267,806 USD	12/18/25	(34,725)
Coffee ‘C’	59	NYBOT	7,861,053 USD	03/19/26	80,716
Copper	32	LME	7,942,110 USD	10/13/25	251,850
Copper	71	LME	16,787,231 USD	12/17/25	1,444,557
Copper	84	COMEX	9,664,433 USD	12/29/25	534,217
Copper	10	LME	2,449,345 USD	03/18/26	120,548
Copper	9	LME	2,225,475 USD	06/17/26	88,328
Corn	367	CBT	7,781,887 USD	12/12/25	(157,462)
Cotton No.2	621	NYBOT	20,803,236 USD	12/08/25	(381,651)
DAX Index	10	EUREX	5,948,025 EUR	12/19/25	64,250
DJIA mini E-CBOT	82	CBT	19,016,684 USD	12/19/25	125,806
E-Mini Russell Index	100	ICE	12,236,943 USD	12/19/25	40,557
E-Mini S&P 500 Index	211	CME	70,510,501 USD	12/19/25	583,311
E-Mini S&P Mid Cap 400 Index	3	CME	990,068 USD	12/19/25	(4,208)
Euro FX	134	CME	19,712,058 USD	12/15/25	39,542
Euro OAT	124	EUREX	15,032,386 EUR	12/08/25	17,627
Euro Stoxx 50	114	EUREX	6,216,592 EUR	12/19/25	117,579
Euro-BTP	67	EUREX	8,059,890 EUR	12/08/25	(35,938)
Euro-Schatz	3,468	EUREX	371,386,670 EUR	12/08/25	(446,174)
FTSE 100 Index	165	LIFFE	15,375,762 GBP	12/19/25	197,180
FTSE/MIB Index	13	MIL	2,761,635 EUR	12/19/25	558
Gas Oil	78	ICE	5,399,500 USD	10/10/25	17,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Gas Oil	80	ICE	5,347,075 USD	11/12/25	$148,925
Gas Oil	1,137	ICE	76,321,966 USD	12/11/25	254,984
Gas Oil	60	ICE	4,018,917 USD	01/12/26	(30,417)
Gas Oil	5	ICE	332,537 USD	02/12/26	(3,038)
Gas Oil	200	ICE	12,912,875 USD	03/12/26	147,125
Gasoline RBOB	350	NYMEX	28,506,251 USD	10/31/25	(248,441)
Gasoline RBOB	135	NYMEX	10,759,953 USD	11/28/25	(130,404)
Gold	167	COMEX	57,422,783 USD	12/29/25	7,259,657
Henry Hub	620	ICE	6,261,155 USD	12/29/25	213,195
Henry Hub	672	ICE	6,557,969 USD	02/01/26	126,751
Henry Hub	744	ICE	7,260,609 USD	03/01/26	(521,829)
Henry Hub	660	ICE	6,328,521 USD	04/01/26	(570,021)
Henry Hub	682	ICE	6,539,471 USD	05/01/26	(541,281)
Henry Hub	660	ICE	6,328,521 USD	06/01/26	(244,971)
Henry Hub	682	ICE	6,539,471 USD	07/01/26	84,454
Henry Hub	682	ICE	6,539,471 USD	08/01/26	152,654
Henry Hub	660	ICE	6,328,521 USD	09/01/26	76,779
Henry Hub	682	ICE	6,539,471 USD	10/01/26	159,474
Henry Hub	690	ICE	6,499,940 USD	11/01/26	622,585
Henry Hub	713	ICE	6,716,605 USD	12/01/26	1,374,163
Henry Hub	61	ICE	653,275 USD	12/29/26	76,590
Henry Hub	52	ICE	558,700 USD	01/27/27	21,360
Henry Hub	92	ICE	946,000 USD	02/24/27	(53,600)
Henry Hub	88	ICE	809,650 USD	03/29/27	(45,150)
Henry Hub	61	ICE	596,475 USD	04/28/27	(68,825)
Henry Hub	58	ICE	567,510 USD	05/26/27	(45,365)
Henry Hub	61	ICE	596,475 USD	06/28/27	(21,397)
Henry Hub	61	ICE	596,475 USD	07/28/27	(14,230)
Henry Hub	58	ICE	567,510 USD	08/27/27	(18,540)
Henry Hub	92	ICE	869,370 USD	09/28/27	16,130
Henry Hub	58	ICE	567,510 USD	10/27/27	21,190
Henry Hub	61	ICE	596,475 USD	11/26/27	87,793
Henry Hub	22	ICE	199,650 USD	12/27/29	47,630
Henry Hub	22	ICE	199,650 USD	01/29/30	33,220
Henry Hub	22	ICE	199,650 USD	02/26/30	(1,375)
Henry Hub	22	ICE	199,650 USD	03/27/30	(29,425)
Henry Hub	22	ICE	199,650 USD	04/26/30	(31,240)
Henry Hub	22	ICE	199,650 USD	05/29/30	(23,320)
Henry Hub	22	ICE	199,650 USD	06/26/30	(14,795)
Henry Hub	22	ICE	199,650 USD	07/29/30	(11,825)
Henry Hub	22	ICE	199,650 USD	08/28/30	(13,255)
Henry Hub	22	ICE	199,650 USD	09/26/30	(8,250)
Henry Hub	22	ICE	199,650 USD	10/29/30	2,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	22	ICE	199,650 USD	11/26/30	$25,850
HKG Hang Seng Index	20	HFE	26,212,600 HKD	10/30/25	89,875
HSC Basis	30	ICE	40,500 USD	11/04/25	14,250
HSC Basis	31	ICE	23,250 USD	12/02/25	4,263
HSC Basis	31	ICE	11,044 USD	01/05/26	8,331
HSC Basis	28	ICE	10,500 USD	02/03/26	9,450
HSC Basis	31	ICE	27,900 USD	03/03/26	1,938
ICE 3 Month Sonia	20	ICE	4,817,475 GBP	09/15/26	(975)
ICE 3 Month Sonia	209	ICE	50,352,075 GBP	12/14/27	(36,968)
Iron Ore	635	SING	6,711,765 USD	11/28/25	(134,435)
Korean 10-Year Bond	7	KFE	829,920,000 KRW	12/16/25	(5,887)
Korean 3-Year Bond	873	KFE	93,698,820,000 KRW	12/16/25	(335,804)
Lean Hogs	151	CME	5,179,350 USD	12/12/25	179,640
Lean Hogs	411	CME	14,841,627 USD	02/13/26	3,693
Mexican Peso Currency	717	CME	19,057,854 USD	12/15/25	344,166
MSCI Emerging Markets Index	80	NYSE	5,409,285 USD	12/19/25	29,515
NASDAQ 100 E-Mini	37	CME	18,171,114 USD	12/19/25	256,181
Natural Gas	1,422	NYMEX	45,508,445 USD	10/29/25	1,460,215
Natural Gas	26	NYMEX	800,845 USD	10/29/25	57,935
Natural Gas	10	NYMEX	484,500 USD	11/25/25	(96,500)
Natural Gas	32	NYMEX	971,555 USD	11/25/25	270,045
Natural Gas	401	NYMEX	15,880,195 USD	01/28/26	75,595
Natural Gas	562	NYMEX	20,023,164 USD	02/25/26	338,096
Natural Gas	411	NYMEX	14,330,245 USD	03/27/26	13,655
Natural Gas	12	ICE	332,640 EUR	03/30/26	(79,304)
Natural Gas	12	ICE	343,728 EUR	04/29/26	(85,878)
Natural Gas	12	ICE	332,640 EUR	05/28/26	(82,865)
Natural Gas	416	NYMEX	16,089,049 USD	06/26/26	72,551
Natural Gas	47	ICE	1,346,268 EUR	06/29/26	(334,509)
Natural Gas	47	ICE	1,346,268 EUR	07/30/26	(329,378)
Natural Gas	313	NYMEX	12,133,147 USD	08/27/26	17,513
Natural Gas	47	ICE	1,302,840 EUR	08/27/26	(309,217)
Natural Gas	5	NYMEX	206,040 USD	10/28/26	410
Natural Gas	5	NYMEX	226,300 USD	11/25/26	650
Natural Gas	5	NYMEX	239,160 USD	12/29/26	140
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	549,747
Natural Gas	5	NYMEX	222,240 USD	01/27/27	860
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	374,787
Natural Gas	6	NYMEX	231,050 USD	02/24/27	1,750
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	60,507
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(158,193)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(166,293)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	$(90,153)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	1,647
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	27,027
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	9,747
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	44,307
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	157,707
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	388,287
Nikkei Index	10	OSE	432,900,000 JPY	12/11/25	114,954
NY Harbor ULSD	69	NYMEX	6,765,108 USD	10/31/25	(29,867)
NY Harbor ULSD	473	NYMEX	46,118,672 USD	11/28/25	(420,912)
NY Harbor ULSD	208	NYMEX	20,141,516 USD	12/31/25	(195,481)
OMXS30 Index	116	SOM	30,639,465 SEK	10/17/25	29,161
Palladium	6	NYMEX	753,450 USD	12/29/25	18,990
Platinum	13	NYMEX	984,240 USD	01/28/26	59,465
S&P ASX Share Price Index 200	29	SFE	6,423,500 AUD	12/18/25	6,237
S&P TSX 60 Index	19	MOE	6,580,588 CAD	12/19/25	112,130
Silver	30	COMEX	5,899,218 USD	12/29/25	1,096,782
Soybean	1,145	CBT	57,940,214 USD	11/14/25	(590,026)
Soybean	791	CBT	22,520,554 USD	12/12/25	(902,524)
Soybean	12	CBT	347,760 USD	03/13/26	(5,520)
Soybean Oil	399	CBT	12,034,542 USD	01/14/26	(102,846)
Sugar	888	NYBOT	16,391,920 USD	02/27/26	117,776
Swiss Franc Currency	5	CME	795,922 USD	12/15/25	(3,859)
TOPIX	75	OSE	2,334,145,000 JPY	12/12/25	146,093
U.S. Treasury 10-Year Note	385	CBT	43,363,490 USD	12/19/25	(50,990)
U.S. Treasury 2-Year Note	790	CBT	164,542,597 USD	12/31/25	92,169
U.S. Treasury 5-Year Note	583	CBT	63,701,370 USD	12/31/25	(40,503)
U.S. Treasury Long Bond	44	CBT	5,146,957 USD	12/19/25	(16,832)
U.S. Treasury Ultra 10-Year Bond	212	CBT	24,143,164 USD	12/19/25	253,398
U.S. Treasury Ultra Bond	32	CBT	3,785,201 USD	12/19/25	56,799
Wheat	2,058	CBT	53,558,921 USD	12/12/25	(1,285,721)
WTI Crude	3	ICE	198,930 USD	10/20/25	(11,820)
WTI Crude	336	NYMEX	21,335,409 USD	10/21/25	(379,089)
WTI Crude	601	ICE	38,481,390 USD	11/19/25	(1,243,430)
WTI Crude	42	NYMEX	2,624,675 USD	12/19/25	(34,115)
WTI Crude	236	NYMEX	14,722,080 USD	02/20/26	(241,120)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	49	NYMEX	3,092,610 USD	05/19/26	$(92,830)
WTI Crude	78	NYMEX	4,857,190 USD	11/20/26	(97,630)
Zinc	127	LME	9,317,247 USD	10/15/25	189,783

					$9,342,278

Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	156	EUREX	18,361,940 EUR	12/08/25	$(19,278)
3 Month Eurodollar	792	LIFFE	194,029,151 EUR	12/15/25	45,378
3 Month Eurodollar	161	LIFFE	39,462,043 EUR	03/16/26	15,284
3 Month Eurodollar	477	LIFFE	116,878,763 EUR	09/14/26	(4,843)
3 Month Eurodollar	20	LIFFE	4,899,200 EUR	12/14/26	528
3 Month Eurodollar	27	LIFFE	6,606,450 EUR	06/14/27	1,453
3 Month SOFR	113	CME	27,190,537 USD	03/18/26	(18,450)
3 Month SOFR	152	CME	36,655,332 USD	06/17/26	(16,568)
3 Month SOFR	110	CME	26,578,987 USD	09/16/26	(17,638)
3 Month SOFR	231	CME	55,908,912 USD	12/16/26	(21,963)
3 Month SOFR	138	CME	33,436,816 USD	03/17/27	4,591
3 Month SOFR	73	CME	17,652,947 USD	06/16/27	(34,041)
3 Month SOFR	28	CME	6,780,175 USD	09/15/27	(2,825)
3 Month SOFR	28	CME	6,751,412 USD	12/15/27	(29,137)
3 Month SOFR	35	CME	8,434,637 USD	03/15/28	(37,112)
3 Month SOFR	20	CME	4,813,687 USD	06/20/28	(24,813)
3 Month SOFR	38	CME	9,156,975 USD	09/19/28	(31,900)
3 Month SOFR	47	CME	11,332,700 USD	12/20/28	(27,200)
3 Month SOFR	29	CME	6,991,837 USD	03/20/29	(14,200)
3 Month SOFR	24	CME	5,781,787 USD	06/18/29	(13,913)
3 Month SOFR	14	CME	3,374,600 USD	09/18/29	(4,650)
3 Month SOFR	13	CME	3,133,475 USD	12/18/29	(3,100)
3 Month SOFR	7	CME	1,687,012 USD	03/20/30	(1,125)
3 Month SOFR	14	CME	3,371,400 USD	06/20/30	(3,300)
Aluminium	132	LME	8,649,300 USD	10/15/25	(203,940)
Brent Crude	105	ICE	133,350 USD	10/28/25	121,800
Brent Crude	151	ICE	237,920 USD	10/28/25	126,180
Brent Crude	4	ICE	24,640 USD	10/28/25	5,800
Brent Crude	2	ICE	100 USD	10/28/25	40
Brent Crude	326	ICE	21,661,386 USD	10/31/25	135,606
Brent Crude	200	ICE	380,820 USD	11/25/25	106,820
Brent Crude	105	ICE	79,800 USD	01/27/26	21,000
Brent Crude	927	ICE	60,987,291 USD	01/30/26	602,511
Brent Crude	213	ICE	14,127,840 USD	02/27/26	270,060
Brent Crude	170	ICE	11,231,846 USD	03/31/26	178,446
Brent Crude	602	ICE	1,310,950 USD	04/27/26	34,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	20	NYMEX	1,310,800 USD	04/30/26	$11,000
Brent Crude	38	ICE	2,543,694 USD	10/30/26	79,774
Brent Crude	9	NYMEX	599,850 USD	10/31/26	16,290
Brent Crude	11	ICE	722,800 USD	10/29/27	2,520
Canadian 10-Year Bond	5	MOE	598,650 CAD	12/18/25	(9,808)
Canadian Dollar Currency	500	CME	36,223,430 USD	12/16/25	173,430
Carbon Emission	50	ICE	28,500 EUR	12/10/25	27,590
Carbon Emission	52	ICE	70,200 EUR	12/10/25	3,358
Carbon Emission	63	ICE	252,000 EUR	12/09/26	69,157
Cattle	310	CME	29,183,918 USD	12/31/25	71,818
CBOE Volatility Index	282	CBOE	5,896,971 USD	01/21/26	62,814
CBOE Volatility Index	30	CBOE	635,323 USD	02/18/26	1,765
Cocoa	179	NYBOT	12,556,484 USD	03/16/26	391,644
Coffee ‘C’	53	NYBOT	7,443,899 USD	12/18/25	(6,244)
Copper	71	LME	17,054,512 USD	12/17/25	(1,177,276)
Copper	10	LME	2,438,912 USD	03/18/26	(130,980)
Copper	30	COMEX	3,638,445 USD	03/27/26	(51,555)
Copper	22	LME	5,490,350 USD	06/17/26	(165,613)
Corn	161	CBT	3,302,288 USD	12/12/25	(42,487)
Corn	533	CBT	11,677,539 USD	03/13/26	164,739
Cotton No.2	210	NYBOT	7,051,506 USD	12/08/25	145,656
Cotton No.2	686	NYBOT	23,612,217 USD	03/09/26	435,707
Euro FX	3	CME	442,422 USD	12/15/25	223
Euro OAT	36	EUREX	4,354,580 EUR	12/08/25	(16,460)
Euro Stoxx 50	43	EUREX	2,329,645 EUR	12/19/25	(62,207)
Euro Stoxx 600	8	EUREX	208,560 EUR	12/19/25	(798)
Euro Stoxx Banks	58	EUREX	661,490 EUR	12/19/25	(14,981)
Euro-BTP	229	EUREX	24,724,620 EUR	12/08/25	8,811
Euro-Bund	165	EUREX	21,173,694 EUR	12/08/25	(47,380)
Euro-Buxl	38	EUREX	4,327,059 EUR	12/08/25	(27,216)
Euro-Schatz	532	EUREX	56,916,541 EUR	12/08/25	3,735
FTSE Taiwan Index	32	SING	2,751,400 USD	10/30/25	14,440
Gas Oil	989	ICE	67,985,547 USD	11/12/25	41,247
Gas Oil	202	ICE	13,412,950 USD	12/11/25	(191,750)
Gasoline RBOB	10	ICE	800,100 USD	10/30/25	(7,266)
Gasoline RBOB	92	NYMEX	7,510,159 USD	10/31/25	82,392
Gasoline RBOB	6	NYMEX	412,440 USD	11/28/25	(59,984)
Gasoline RBOB	6	NYMEX	475,297 USD	12/31/25	8,795
Gasoline RBOB	29	NYMEX	2,303,266 USD	01/30/26	43,876
Globex Natural Gas	6	NYMEX	233,900 USD	10/28/25	35,720
Henry Hub	58	NYMEX	583,700 USD	10/28/25	104,765
Henry Hub	150	ICE	1,458,900 USD	10/29/25	220,275
Henry Hub	186	ICE	1,769,635 USD	11/25/25	(34,565)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	58	NYMEX	583,700 USD	12/01/25	$21,100
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(33,525)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(18,675)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	8,025
Henry Hub	30	NYMEX	279,750 USD	03/26/26	18,000
Henry Hub	30	NYMEX	279,750 USD	04/27/26	15,900
Henry Hub	30	NYMEX	279,750 USD	05/26/26	3,225
Henry Hub	30	NYMEX	279,750 USD	06/25/26	(11,625)
Henry Hub	30	NYMEX	279,750 USD	07/28/26	(14,625)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	(11,400)
Henry Hub	30	NYMEX	279,750 USD	09/25/26	(14,925)
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(29,925)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(60,675)
Henry Hub	13	ICE	128,537 USD	12/29/26	(27,008)
Henry Hub	13	ICE	128,538 USD	01/27/27	(16,478)
Henry Hub	13	ICE	128,538 USD	02/24/27	2,438
Henry Hub	13	ICE	128,538 USD	03/29/27	15,600
Henry Hub	13	ICE	128,538 USD	04/28/27	16,088
Henry Hub	13	ICE	128,538 USD	05/26/27	11,505
Henry Hub	13	ICE	128,538 USD	06/28/27	5,980
Henry Hub	13	ICE	128,538 USD	07/28/27	4,453
Henry Hub	13	ICE	128,538 USD	08/27/27	5,493
Henry Hub	13	ICE	128,538 USD	09/28/27	3,413
Henry Hub	13	ICE	128,538 USD	10/27/27	(3,413)
Henry Hub	13	ICE	128,538 USD	11/26/27	(17,290)
ICE 3 Month Sonia	537	ICE	129,225,860 GBP	06/16/26	13,765
ICE 3 Month Sonia	199	ICE	47,949,387 GBP	12/15/26	454
ICE 3 Month Sonia	94	ICE	22,659,926 GBP	03/16/27	9,550
ICE 3 Month Sonia	186	ICE	44,803,862 GBP	06/15/27	(17,265)
ICE 3 Month Sonia	8	ICE	1,926,800 GBP	09/14/27	(269)
Japan Yen Currency	320	CME	27,376,484 USD	12/15/25	120,484
Japanese 10-Year Bond	53	OSE	7,269,025,000 JPY	12/15/25	487,913
KOSPI 200 Index	13	KFE	1,477,387,500 KRW	12/11/25	(49,268)
Lean Hogs	389	CME	13,685,457 USD	12/12/25	(120,153)
Long Gilt	139	LIFFE	12,627,600 GBP	12/29/25	1,130
NASDAQ 100 E-Mini	30	CME	14,644,918 USD	12/19/25	(296,132)
Natural Gas	28	NYMEX	273,860 USD	10/29/25	42,650
Natural Gas	116	NYMEX	3,792,064 USD	10/29/25	(39,416)
Natural Gas	160	ICE	3,834,900 EUR	10/30/25	254,009
Natural Gas	13	NYMEX	538,400 USD	11/24/25	34,000
Natural Gas	28	NYMEX	273,860 USD	11/25/25	2,260
Natural Gas	1,305	NYMEX	49,952,760 USD	11/25/25	(681,240)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(4,110)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	1,076	NYMEX	44,929,266 USD	12/29/25	$(15,254)
Natural Gas	138	NYMEX	5,035,763 USD	12/29/25	(728,497)
Natural Gas	55	ICE	1,401,934 EUR	12/30/25	102,539
Natural Gas	3	NYMEX	121,200 USD	01/27/26	1,830
Natural Gas	138	NYMEX	5,035,763 USD	01/28/26	(455,257)
Natural Gas	59	ICE	1,359,469 EUR	01/29/26	99,497
Natural Gas	3	NYMEX	121,200 USD	02/24/26	12,510
Natural Gas	67	NYMEX	2,419,340 USD	02/25/26	(8,070)
Natural Gas	63	ICE	1,609,026 EUR	02/26/26	146,034
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	36,023
Natural Gas	3	NYMEX	121,200 USD	03/26/26	16,500
Natural Gas	187	NYMEX	6,570,690 USD	03/27/26	44,390
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	219,563
Natural Gas	3	NYMEX	121,200 USD	04/27/26	15,660
Natural Gas	325	NYMEX	11,491,808 USD	04/28/26	58,308
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	180,923
Natural Gas	3	NYMEX	121,200 USD	05/26/26	10,590
Natural Gas	621	NYMEX	22,903,605 USD	05/27/26	7,335
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	(52,297)
Natural Gas	3	NYMEX	121,200 USD	06/25/26	4,650
Natural Gas	33	NYMEX	1,422,268 USD	06/26/26	140,218
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(325,537)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	3,450
Natural Gas	54	NYMEX	2,281,869 USD	07/29/26	162,369
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(380,737)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	4,740
Natural Gas	28	NYMEX	1,225,159 USD	08/27/26	138,199
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(321,397)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	3,330
Natural Gas	263	NYMEX	10,261,280 USD	09/28/26	(71,990)
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(386,257)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	(2,670)
Natural Gas	15	NYMEX	636,391 USD	10/28/26	17,041
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(662,257)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(14,970)
Natural Gas	22	NYMEX	971,241 USD	11/25/26	(27,339)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,228,057)
Natural Gas	35	NYMEX	1,553,600 USD	12/29/26	(121,500)
Natural Gas	33	NYMEX	1,458,300 USD	01/27/27	(14,160)
Natural Gas	41	NYMEX	1,730,490 USD	02/24/27	139,690
Natural Gas	60	NYMEX	2,593,710 USD	03/29/27	508,710
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	537,100
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	462,370

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	$372,270
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	347,360
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	364,320
Natural Gas	60	NYMEX	2,620,100 USD	09/28/27	310,100
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	219,100
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	(7,210)
New Zealand Dollar	90	ICE	5,260,608 USD	12/15/25	27,558
Nikkei Index	7	OSE	306,580,000 JPY	12/11/25	(56,463)
NWP Rockies Basis	90	ICE	11,625 USD	11/04/25	61,500
NY Harbor ULSD	317	NYMEX	31,177,984 USD	10/31/25	234,916
NY Harbor ULSD	25	NYMEX	2,378,158 USD	11/28/25	(37,157)
NY Harbor ULSD	9	NYMEX	866,552 USD	12/31/25	3,503
NY Harbor ULSD	103	NYMEX	9,957,364 USD	01/30/26	139,939
NY Harbor ULSD	25	NYMEX	2,358,430 USD	03/31/26	34,990
NY Harbor ULSD	193	NYMEX	17,813,876 USD	05/29/26	152,523
S&P ASX Share Price Index 200	1	SFE	223,200 AUD	12/18/25	910
Silver	25	COMEX	5,464,220 USD	12/29/25	(365,780)
Soybean	122	CBT	6,094,150 USD	11/14/25	(16,525)
Soybean	303	CBT	8,620,082 USD	12/12/25	339,092
Soybean	574	CBT	16,543,736 USD	01/14/26	592,276
Soybean	1,046	CBT	53,899,255 USD	01/14/26	540,180
Soybean Oil	522	CBT	15,817,979 USD	12/12/25	317,711
Sugar	315	NYBOT	5,721,146 USD	02/27/26	(135,334)
Sugar	960	NYBOT	17,309,777 USD	04/30/26	(43,951)
Swiss Franc Currency	37	CME	5,874,962 USD	12/15/25	13,700
Trans Z4 Basis	93	ICE	56,963 USD	10/02/25	(15,694)
Trans Z4 Basis	30	ICE	22,688 USD	11/04/25	(8,438)
U.S. Treasury 10-Year Note	1,368	CBT	154,095,156 USD	12/19/25	195,156
U.S. Treasury 2-Year Note	244	CBT	50,836,977 USD	12/31/25	(12,242)
U.S. Treasury 5-Year Note	125	CBT	13,634,766 USD	12/31/25	(14,649)
U.S. Treasury Long Bond	129	CBT	14,724,547 USD	12/19/25	(316,047)
U.S. Treasury Ultra Bond	13	CBT	1,551,969 USD	12/19/25	(8,844)
VSTOXX	73	EUREX	127,763 EUR	10/22/25	(2,127)
Wheat	1,971	CBT	52,803,323 USD	03/13/26	867,473
WTI Crude	16	NYMEX	1,013,900 USD	10/21/25	15,980
WTI Crude	3	ICE	188,240 USD	11/19/25	2,360
WTI Crude	424	NYMEX	26,738,237 USD	11/20/25	467,197

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	1	NYMEX	65,110 USD	12/19/25	$3,430
WTI Crude	12	NYMEX	752,421 USD	01/20/26	14,661
WTI Crude	98	NYMEX	6,133,006 USD	02/20/26	119,726
WTI Crude	158	NYMEX	9,864,886 USD	03/20/26	181,066
WTI Crude	30	NYMEX	1,876,480 USD	05/19/26	39,880
WTI Crude	19	NYMEX	1,211,234 USD	11/20/26	51,854
Zinc	73	LME	5,273,337 USD	10/15/25	(191,333)

					$4,001,460

Total Futures Contracts Outstanding					$13,343,738

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	9,284,200,000	USD	2,258,272	State Street Bank and Trust Company	10/31/25	$101,302
COP	1,002,200,000	USD	257,663	State Street Bank and Trust Company	10/31/25	(2,955)
HKD	2,231,000	USD	286,317	State Street Bank and Trust Company	10/31/25	564
IDR	4,105,500,000	USD	251,280	State Street Bank and Trust Company	10/31/25	(5,337)
PEN	70,000	USD	19,642	State Street Bank and Trust Company	10/31/25	504
PHP	1,400,000	USD	24,427	State Street Bank and Trust Company	10/30/25	(448)
SGD	537,500	USD	421,548	State Street Bank and Trust Company	10/31/25	(3,902)
THB	3,400,000	USD	107,673	State Street Bank and Trust Company	10/31/25	(2,506)
TWD	7,500,000	USD	246,626	State Street Bank and Trust Company	10/31/25	3
TWD	35,100,000	USD	1,160,636	State Street Bank and Trust Company	10/31/25	(6,408)
USD	261,636	IDR	4,222,600,000	State Street Bank and Trust Company	10/31/25	8,678
USD	24,506	PHP	1,400,000	State Street Bank and Trust Company	10/30/25	527
USD	1,877,166	SGD	2,400,000	State Street Bank and Trust Company	10/31/25	12,330
USD	2,630,862	THB	84,500,000	State Street Bank and Trust Company	10/31/25	17,155

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	447,569	THB	14,500,000	State Street Bank and Trust Company	10/31/25	$(937)
USD	7,898,618	TWD	231,100,000	State Street Bank and Trust Company	10/31/25	299,134
USD	22,934	TWD	700,000	State Street Bank and Trust Company	10/31/25	(85)
BRL	23,900,000	USD	4,372,684	State Street Bank and Trust Company	10/02/25	117,898
BRL	23,900,000	USD	4,474,776	State Street Bank and Trust Company	11/04/25	(20,194)
CNH	78,800,000	USD	11,031,935	State Street Bank and Trust Company	10/31/25	39,822
EUR	3,015,000	USD	3,567,359	Morgan Stanley Capital Services LLC	10/15/25	(24,788)
GBP	13,721,000	USD	18,539,953	State Street Bank and Trust Company	10/27/25	(84,020)
HUF	259,100,000	USD	759,556	State Street Bank and Trust Company	10/31/25	19,055
HUF	72,000,000	USD	218,294	State Street Bank and Trust Company	10/31/25	(1,930)
ILS	7,700,000	USD	2,274,646	State Street Bank and Trust Company	10/31/25	50,092
INR	635,300,000	USD	7,294,504	State Street Bank and Trust Company	10/31/25	(155,399)
KRW	811,400,000	USD	583,750	State Street Bank and Trust Company	10/31/25	(5,226)
MXN	4,400,000	USD	234,847	State Street Bank and Trust Company	10/31/25	4,677
NOK	31,986,566	USD	3,160,436	State Street Bank and Trust Company	10/31/25	45,388
SEK	3,800,000	USD	397,118	State Street Bank and Trust Company	10/31/25	7,286
SEK	2,200,000	USD	238,354	State Street Bank and Trust Company	10/31/25	(4,226)
TRY	114,500,000	USD	2,599,319	State Street Bank and Trust Company	10/31/25	89,743
USD	2,402,638	AUD	3,637,000	State Street Bank and Trust Company	10/27/25	(4,835)
USD	4,509,519	BRL	23,900,000	State Street Bank and Trust Company	10/02/25	18,937
USD	4,486,690	CHF	3,535,000	State Street Bank and Trust Company	10/31/25	30,432
USD	831,075	CLP	790,500,000	State Street Bank and Trust Company	10/30/25	8,749

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,436,006	CNH	45,668,000	State Street Bank and Trust Company	10/31/25	$19,444
USD	1,330,402	CNH	9,500,000	State Street Bank and Trust Company	10/31/25	(4,391)
USD	989,247	CZK	20,800,000	State Street Bank and Trust Company	10/31/25	(14,592)
USD	27,873,287	EUR	23,580,000	Morgan Stanley Capital Services LLC	10/15/25	167,205
USD	4,431,458	EUR	3,741,000	State Street Bank and Trust Company	10/27/25	32,653
USD	1,172,200	EUR	1,000,000	Citibank N.A.	11/24/25	(5,492)
USD	665,514	EUR	565,000	Citibank N.A.	12/09/25	(436)
USD	8,655,094	GBP	6,544,000	State Street Bank and Trust Company	10/06/25	(146,144)
USD	40,017,722	GBP	29,456,000	State Street Bank and Trust Company	10/27/25	396,851
USD	1,056,776	GBP	793,000	State Street Bank and Trust Company	10/27/25	(9,878)
USD	193,830	GBP	142,000	Citibank N.A.	10/28/25	2,827
USD	94,031	GBP	70,000	Citibank N.A.	12/05/25	(126)
USD	772,836	ILS	2,585,000	State Street Bank and Trust Company	10/31/25	(7,612)
USD	3,557,267	INR	312,900,000	State Street Bank and Trust Company	10/31/25	41,091
USD	5,585,838	KRW	7,622,100,000	State Street Bank and Trust Company	10/31/25	151,316
USD	578,261	KRW	812,200,000	State Street Bank and Trust Company	10/31/25	(833)
USD	547,465	NOK	5,400,000	State Street Bank and Trust Company	10/31/25	6,256
USD	294,573	NOK	3,000,000	State Street Bank and Trust Company	10/31/25	(6,099)
USD	82,613	PLN	300,000	State Street Bank and Trust Company	10/31/25	106
USD	2,396,506	SEK	22,709,723	State Street Bank and Trust Company	10/31/25	(20,309)
USD	969,724	ZAR	17,400,000	State Street Bank and Trust Company	10/31/25	(35,791)
ZAR	10,100,000	USD	564,512	State Street Bank and Trust Company	10/31/25	19,149

Total Forward Foreign Currency Exchange Contacts Outstanding						$1,134,275

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	12,000,000USD	$(325,676)	$(225,519)	$(100,157)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	7,000,000USD	(189,978)	(131,553)	(58,425)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	1,500,000USD	(40,710)	(29,826)	(10,884)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	2,600,000USD	(70,563)	(51,698)	(18,865)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	15,200,000 USD	(432,282)	(359,114)	(73,168)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	8,900,000USD	(253,113)	(210,271)	(42,842)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	3,000,000USD	(85,319)	(72,443)	(12,876)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	1,800,000USD	(51,191)	(43,465)	(7,726)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(1,448,832)	$(1,123,889)	$(324,943)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,900,000 EUR	$(1,375,380)	$(828,850)	$(546,530)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,400,000 EUR	(681,381)	(408,586)	(272,795)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,200,000 EUR	(656,145)	(394,125)	(262,020)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,100,000 USD	(811,424)	(386,830)	(424,594)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,900,000 USD	(474,000)	(225,970)	(248,030)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,100,000 USD	(811,424)	(431,270)	(380,154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,900,000 USD	$(474,000)	$(251,930)	$(222,070)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	8,400,000 EUR	(1,059,926)	(672,703)	(387,223)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	9,400,000 USD	(755,187)	(418,770)	(336,417)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,400,000 USD	(433,831)	(240,570)	(193,261)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,500,000 USD	83,738	168,301	(84,563)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	9,400,000 USD	143,115	287,640	(144,525)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	7,700,000 USD	117,233	230,231	(112,998)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	13,200,000 USD	200,970	394,680	(193,710)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	17,100,000 USD	260,348	513,000	(252,652)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	29,400,000 USD	447,615	882,000	(434,385)
iTraxx Asia Ex-Japan IG Series 43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,800,000 USD	(186,608)	(96,562)	(90,046)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	34,300,000 USD	522,217	1,068,444	(546,227)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	48,800,000 USD	742,980	1,520,120	(777,140)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	20,000,000 USD	304,500	617,000	(312,500)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	22,300,000USD	339,517	665,654	(326,137)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	13,900,000USD	211,628	416,306	(204,678)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	18,300,000USD	278,618	546,255	(267,637)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	19,500,000USD	296,887	584,024	(287,137)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	42,000,000USD	639,450	1,247,400	(607,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,000,000 USD	$152,250	$297,000	$(144,750)
CDX.NA.HY.45	5.00%	3M	12/20/2030	Bank of America Securities, Inc.	500,000 USD	(38,843)	(38,706)	(137)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(3,017,083)	$5,043,183	$(8,060,266)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Main Series 43	1.00%	3M	6/20/2030	Bank of America Securities, Inc.	NR	91,100,000 EUR	$2,421,575	$1,862,013	$559,562
iTraxx Europe Xover Series 44	5.00%	3M	12/20/2030	Bank of America Securities, Inc.	NR	3,700,000 EUR	467,521	461,211	6,310

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$2,889,096	$2,323,224	$565,872

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000	USD	$(365,268)	$(333,748)	$(31,520)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000	USD	(196,683)	(179,711)	(16,972)
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000	USD	(393,299)	(411,704)	18,405
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000	USD	(229,010)	(239,727)	10,717
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000	USD	(39,369)	(37,175)	(2,194)
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000	USD	(68,000)	(64,210)	(3,790)
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000	USD	(121,033)	(115,160)	(5,873)
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000	USD	(205,937)	(195,944)	(9,993)
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000	USD	(61,142)	(60,307)	(835)
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000	USD	(37,365)	(36,855)	(510)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000	USD	(145,261)	(143,460)	(1,801)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000	USD	(82,030)	(81,013)	(1,017)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000	USD	8,979	82,827	(73,848)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000	USD	$5,198	$47,504	$(42,306)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	853	26,878	(26,025)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000	USD	1,475	46,476	(45,001)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000	USD	15,595	82,887	(67,292)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	853	29,986	(29,133)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000	USD	1,457	51,225	(49,768)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000	USD	9,451	48,247	(38,796)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	3,400,000	USD	604	29,855	(29,251)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	5,800,000	USD	1,031	50,929	(49,898)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000	USD	(66,992)	(15,733)	(51,259)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000	USD	(114,530)	(26,898)	(87,632)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Goldman Sachs International	11,800,000	USD	(90,705)	179,194	(269,899)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	19,900,000	USD	20,945	509,699	(488,754)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	11,600,000	USD	12,209	297,111	(284,902)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Morgan Stanley Capital Services LLC	6,900,000	USD	(53,039)	123,654	(176,693)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	10,200,000	USD	10,735	177,102	(166,367)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	17,500,000	USD	18,419	303,852	(285,433)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	4,900,000	USD	(37,666)	95,668	(133,334)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	2,800,000	USD	(21,523)	54,668	(76,191)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	2,400,000	USD	(18,448)	46,591	(65,039)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	4,000,000	USD	(30,747)	77,652	(108,399)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Goldman Sachs International	200,000	USD	1,834	4,919	(3,085)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Goldman Sachs International	500,000	USD	4,585	12,296	(7,711)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	10,100,000	USD	216,673	478,177	(261,504)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	5,900,000	USD	126,571	279,331	(152,760)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	2,800,000	USD	(21,523)	8,113	(29,636)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,700,000	USD	(13,068)	4,925	(17,993)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(1,955,171)	$1,208,121	$(3,163,292)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	$(11,123)	$(3,376)	$(7,747)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(1,002,317)	(207,050)	(795,267)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(1,013,440)	$(210,426)	$(803,014)

[1]	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at September 30, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.	10/21/25	M	4.09%	Morgan Stanley Capital Services LLC	136,562 USD	$174,188
Airbus SE	10/21/25	M	2.43%	Morgan Stanley Capital Services LLC	1,199,135 EUR	16,305
Asker Healthcare Group AB	10/21/25	M	2.50%	Morgan Stanley Capital Services LLC	4,662,013 SEK	14,892
BP PLC	10/21/25	M	4.47%	Morgan Stanley Capital Services LLC	231,123 GBP	915
Cheniere Energy, Inc.	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	12,138,234 USD	219,835
DT Midstream, Inc.	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	1,942,162 USD	94,388
Egypt Treasury Bills	10/21/25	M	0.00%	Goldman Sachs International	0 USD	16,145,750
Egypt Treasury Bills	10/21/25	M	0.00%	Goldman Sachs International	0 USD	9,427,982
Enbridge, Inc.	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	7,727,946 USD	199,522
Energy Transfer LP	10/21/25	M	4.97%	Morgan Stanley Capital Services LLC	4,127,285 USD	7,228
Enterprise Products Partners LP	10/21/25	M	4.89%	Morgan Stanley Capital Services LLC	9,923,931 USD	(31,635)
GS Equity Index Swap - CSIN0852	10/21/25	M	13.37%	Goldman Sachs International	20,101,161 USD	216,345
Hacksaw AB	10/21/25	M	2.52%	Morgan Stanley Capital Services LLC	30,338,608 SEK	(116,162)
Howden Joinery Group PLC	10/21/25	M	1.56%	Morgan Stanley Capital Services LLC	387,920 GBP	11,113
Kinder Morgan, Inc.	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	3,836,702 USD	159,510
KraneShares CSI China Internet ETF	10/21/25	M	4.62%	Morgan Stanley Capital Services LLC	10,720,114 USD	147,453
L’Oreal SA	10/21/25	M	0.50%	Morgan Stanley Capital Services LLC	206,803 EUR	4,239
Martin Midstream Partners LP	10/21/25	M	4.99%	Morgan Stanley Capital Services LLC	295,099 USD	1,941

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Movin Strategic Career Co., Ltd.	10/21/25	M	0.50%	Morgan Stanley Capital Services LLC	1,173,120 JPY	$0
MPLX LP	10/21/25	M	4.97%	Morgan Stanley Capital Services LLC	7,894,461 USD	(14,199)
MS Alpha Swap	10/21/25	M	0.20%	Morgan Stanley Capital Services LLC	175,530,051 USD	7,319,475
MS Alpha Swap	10/21/25	M	0.30%	Morgan Stanley Capital Services LLC	126,197,025 USD	(77,886)
MS Alpha Swap	10/21/25	M	0.30%	Morgan Stanley Capital Services LLC	101,212,200 USD	(676,376)
MS Alpha Swap	10/21/25	M	0.75%	Morgan Stanley Capital Services LLC	167,688,172 USD	715,577
MS Alpha Swap	10/21/25	M	4.74%	Morgan Stanley Capital Services LLC	206,500,137 USD	406,762
NOBA Bank Group AB	10/21/25	M	2.50%	Morgan Stanley Capital Services LLC	1,568,599 SEK	56,791
Overlap Holdings, Inc.	10/21/25	M	0.98%	Morgan Stanley Capital Services LLC	3,100,350 JPY	0
Ping An Insurance Group Co. of China Ltd.	10/21/25	M	4.84%	Citibank N.A.	680,327 USD	(5,327)
Plains All American Pipeline LP	10/21/25	M	4.97%	Morgan Stanley Capital Services LLC	2,053,857 USD	21,901
Repsol SA	10/21/25	M	2.43%	Morgan Stanley Capital Services LLC	235,275 EUR	11,756
Samsung Electronics Co., Ltd.	10/21/25	M	4.54%	Morgan Stanley Capital Services LLC	315,523 USD	(1,582)
Shell PLC	10/21/25	M	4.47%	Morgan Stanley Capital Services LLC	350,108 GBP	5,763
SK Hynix, Inc.	10/21/25	M	4.54%	Morgan Stanley Capital Services LLC	1,264,447 USD	(27,065)
SMG Swiss Marketplace Group AG	10/21/25	M	0.45%	Morgan Stanley Capital Services LLC	1,311,898 CHF	(55,419)
SPDR S&P Biotech ETF	10/21/25	M	4.24%	Morgan Stanley Capital Services LLC	20,919,500 USD	623,500
Synspective, Inc.	10/21/25	M	0.98%	Morgan Stanley Capital Services LLC	249,031,456 JPY	(45,316)
Taiwan Semiconductor Manufacturing Co., Ltd.	10/21/25	M	4.54%	Morgan Stanley Capital Services LLC	7,120,629 USD	(12,879)
Targa Resources Corp.	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	7,331,142 USD	102,943
Western Midstream Partners LP	10/21/25	M	4.97%	Morgan Stanley Capital Services LLC	2,174,667 USD	55,630
Williams Cos., Inc. (The)	10/21/25	M	4.39%	Morgan Stanley Capital Services LLC	16,568,305 USD	878,539

Total Buys						$35,976,397

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sells
Accelerant Holdings	10/21/25	M	0.25%	Goldman Sachs & Co.	(555,506) USD	$(7,947)
Acuren Corp.	10/21/25	M	3.69%	Morgan Stanley Capital Services LLC	(987,384) USD	55,844
ADT, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(823,046) USD	(946)
Advanced Micro Devices, Inc.	10/21/25	M	3.67%	Bank Of America Merrill Lynch	(83,890) USD	(1,050)
AeroVironment, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(7,078,962) USD	(70,616)
Alerian MLP Index ETN	10/21/25	M	3.45%	Morgan Stanley Capital Services LLC	(4,183,765) USD	(60,384)
Ambiq Micro, Inc.	10/21/25	M	26.27%	Goldman Sachs & Co.	(284,969) USD	1,926
Apple, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(32,010,000) USD	181,250
Asia Vital Components Co., Ltd.	10/21/25	M	1.22%	Morgan Stanley Capital Services LLC	(47,658) USD	(300)
BBB Foods, Inc.	10/21/25	M	3.74%	Goldman Sachs & Co.	(630,099) USD	(7,532)
Birkenstock Holding PLC	10/21/25	M	0.25%	Goldman Sachs & Co.	(855,986) USD	(189)
Black Rock Coffee Bar, Inc.	10/21/25	M	0.79%	Goldman Sachs & Co.	(451,266) USD	(189)
BNP Paribas SA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(43,667) EUR	880
Bowhead Specialty Holdings, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(381,099) USD	(2,626)
Broadcom, Inc.	10/21/25	M	10.41%	Bank Of America Merrill Lynch	(74,534) USD	1,954
Brown & Brown, Inc.	10/21/25	M	4.58%	Goldman Sachs & Co.	(6,626,562) USD	(28,026)
Bullish	10/21/25	M	1.51%	Goldman Sachs & Co.	(1,805,032) USD	(284)
Bureau Veritas SA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(17,585) EUR	(623)
CareTrust REIT, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,610,307) USD	(14,380)
Caris Life Sciences, Inc.	10/21/25	M	4.21%	Goldman Sachs & Co.	(569,806) USD	(2,554)
Centuri Holdings, Inc.	10/21/25	M	1.84%	Goldman Sachs & Co.	(2,386,615) USD	(16,688)
Chewy, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,147,728) USD	(284)
Chime Financial, Inc.	10/21/25	M	0.92%	Goldman Sachs & Co.	(572,161) USD	(284)
Circle Internet Group, Inc.	10/21/25	M	4.30%	Goldman Sachs & Co.	(3,135,413) USD	(237)
Clearwater Analytics Holdings, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,712,314) USD	7,568
Corebridge Financial, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(3,078,382) USD	46,356
Danone SA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(59,314) EUR	(1,496)
Dassault Systemes SE	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(88,700) EUR	(1,935)
Dlocal Ltd.	10/21/25	M	0.64%	Goldman Sachs & Co.	(539,991) USD	(378)
Elbit Systems Ltd.	10/21/25	M	3.69%	Goldman Sachs & Co.	(4,712,580) USD	(110,128)
Etoro Group Ltd.	10/21/25	M	0.40%	Goldman Sachs & Co.	(780,680) USD	(189)
Figma, Inc.	10/21/25	M	4.25%	Goldman Sachs & Co.	(2,453,030) USD	(473)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Figure Technology Solutions, Inc.	10/21/25	M	1.23%	Goldman Sachs & Co.	(1,375,899) USD	$(378)
Flowco Holdings, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(199,521) USD	2,847
Galaxy Digital, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(12,487,819) USD	(306,324)
Gemini Space Station, Inc.	10/21/25	M	11.11%	Goldman Sachs & Co.	(226,567) USD	(95)
Grupo Financiero Galicia SA	10/21/25	M	1.28%	Goldman Sachs & Co.	(1,042,520) USD	(378)
GS Equity Index Swap — GS.SPE1.GSPB	10/21/25	M	1.25%	Goldman Sachs & Co.	(761,861,655) JPY	43,212
GS Japan Pharma Index	10/21/25	M	0.13%	Goldman Sachs & Co.	(656,680,302) JPY	95,499
Guardian Pharmacy Services, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(490,628) USD	(5,670)
HeartFlow, Inc.	10/21/25	M	1.49%	Goldman Sachs & Co.	(322,302) USD	3,879
Hermes International SCA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(274,820) EUR	4,731
Hilton Grand Vacations, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,207,753) USD	21,143
Hinge Health, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,340,217) USD	18,684
Hon Hai Precision Industry Co., Ltd.	10/21/25	M	3.69%	Morgan Stanley Capital Services LLC	(35,726) USD	291
HSBC Holdings PLC	10/21/25	M	3.67%	Morgan Stanley Capital Services LLC	(39,851) GBP	(696)
IDACORP, Inc.	10/21/25	M	4.58%	Goldman Sachs & Co.	(994,549) USD	(5,562)
Infinity Natural Resources, Inc.	10/21/25	M	2.26%	Goldman Sachs & Co.	(124,257) USD	237
Karman Holdings, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(4,679,105) USD	(102,123)
Kering SA	10/21/25	M	1.39%	Morgan Stanley Capital Services LLC	(6,625) EUR	(515)
Klarna Group PLC	10/21/25	M	5.03%	Goldman Sachs & Co.	(346,614) USD	(95)
Klaviyo, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(878,669) USD	92,799
Kodiak Gas Services, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(699,320) USD	(189)
Kratos Defense & Security Solutions, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(8,487,307) USD	(156,570)
Landbridge Co., LLC	10/21/25	M	2.84%	Goldman Sachs & Co.	(1,013,633) USD	4,198
Latam Airlines Group SA	10/21/25	M	0.64%	Goldman Sachs & Co.	(855,986) USD	(189)
Legence Corp.	10/21/25	M	0.39%	Goldman Sachs & Co.	(2,342,767) USD	10,974
Lineage, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,468,799) USD	6,622
Live Nation Entertainment, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,318,668) USD	(142)
LPL Financial Holdings, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,573,576) USD	(47)
MakeMyTrip Ltd.	10/21/25	M	0.25%	Goldman Sachs & Co.	(708,289) USD	(76)
Marex Group PLC	10/21/25	M	3.84%	Goldman Sachs & Co.	(1,602,541) USD	12,282

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MBRF Global Foods Co., SA	10/21/25	M	10.41%	Morgan Stanley Capital Services LLC	(43,328) USD	$3,323
McGraw Hill, Inc.	10/21/25	M	0.65%	Goldman Sachs & Co.	(515,219) USD	40,904
McKesson Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(8,769,761) USD	(114)
MediaTek, Inc.	10/21/25	M	3.71%	Morgan Stanley Capital Services LLC	(92,954) USD	6,662
Medtronic PLC	10/21/25	M	0.25%	Goldman Sachs & Co.	(7,207,292) USD	(757)
Miami International Holdings, Inc.	10/21/25	M	2.35%	Goldman Sachs & Co.	(2,336,357) USD	51,119
Micron Technology, Inc.	10/21/25	M	1.63%	Bank Of America Merrill Lynch	(31,278) USD	(513)
Microsoft Corp.	10/21/25	M	3.84%	Goldman Sachs & Co.	(25,722,500) USD	(175,000)
Minerva SA	10/21/25	M	3.59%	Morgan Stanley Capital Services LLC	(42,035) USD	(2,354)
MNTN, Inc.	10/21/25	M	3.39%	Goldman Sachs & Co.	(175,388) USD	(95)
Mobileye Global, Inc.	10/21/25	M	3.45%	Goldman Sachs & Co.	(5,283,614) USD	(59,578)
MP Materials Corp.	10/21/25	M	0.35%	Goldman Sachs & Co.	(2,537,617) USD	(378)
MS Equity Index Swap - MSHDGHAC	10/21/25	M	1.56%	Morgan Stanley Capital Services LLC	(24,128,980) SEK	(11,613)
MS Equity Index Swap - MSHVHEAT	10/21/25	M	3.77%	Morgan Stanley Capital Services LLC	(80,720,228) USD	(1,779,647)
Nasdaq, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(8,378,988) USD	11,352
Nebius Group NV	10/21/25	M	0.52%	Goldman Sachs & Co.	(4,248,031) USD	(378)
News Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,631,648) USD	(2,602)
NIQ Global Intelligence PLC	10/21/25	M	3.17%	Goldman Sachs & Co.	(1,779,393) USD	(2,934)
Oklo, Inc.	10/21/25	M	0.48%	Goldman Sachs & Co.	(2,111,962) USD	(189)
Onestream, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(1,809,512) USD	65,978
Pattern Group, Inc.	10/21/25	M	9.92%	Goldman Sachs & Co.	(388,536) USD	(284)
Pernod Ricard SA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(40,815) EUR	1,821
Ping An Insurance Group Co. of China Ltd.	10/21/25	M	3.88%	Citibank N.A.	(4,077,150) HKD	(990)
Primo Brands Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,089,780) USD	(946)
Quanta Computer, Inc.	10/21/25	M	3.44%	Morgan Stanley Capital Services LLC	(130,136) USD	(3,075)
QXO, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,441,761) USD	(757)
Rexel SA	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(9,539) EUR	(77)
SailPoint, Inc.	10/21/25	M	0.59%	Goldman Sachs & Co.	(2,098,768) USD	9,933
Sandisk Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(6,368,129) USD	(568)
Schneider Electric SE	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(162,840) EUR	(6,317)
ServiceTitan, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,892,023) USD	30,367
Simmons First National Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(271,900) USD	(142)
Smithfield Foods, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,440,450) USD	(3,382)
SoFi Technologies, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(3,747,711) USD	(1,419)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Spirax Group PLC	10/21/25	M	3.67%	Morgan Stanley Capital Services LLC	(5,534) GBP	$202
SPX Technologies, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(2,632,429) USD	(18,166)
Standardaero, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(1,902,730) USD	(33,550)
Starwood Property Trust, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(3,754,827) USD	89,907
Stubhub Holdings, Inc.	10/21/25	M	10.50%	Goldman Sachs & Co.	(477,652) USD	(284)
Take-Two Interactive Software, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(4,888,240) USD	(189)
T-Mobile US, Inc.	10/21/25	M	4.01%	Goldman Sachs & Co.	(9,058,000) USD	(378)
TotalEnergies SE	10/21/25	M	1.63%	Morgan Stanley Capital Services LLC	(397,700) EUR	0
TotalEnergies SE	10/21/25	M	3.84%	Morgan Stanley Capital Services LLC	(116,557) USD	2,071
TWFG, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(255,542) USD	(4,040)
UL Solutions, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(2,654,555) USD	(26,859)
V2X, Inc.	10/21/25	M	3.84%	Goldman Sachs & Co.	(1,067,171) USD	(31,950)
VeriSign, Inc.	10/21/25	M	4.58%	Goldman Sachs & Co.	(6,667,929) USD	55,819
Via Transportation, Inc.	10/21/25	M	7.57%	Goldman Sachs & Co.	(454,742) USD	(95)
Viper Energy, Inc.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,445,905) USD	(378)
WaterBridge Infrastructure LLC	10/21/25	M	6.34%	Goldman Sachs & Co.	(123,692) USD	(643)
Waystar Holding Corp.	10/21/25	M	0.25%	Goldman Sachs & Co.	(1,783,011) USD	(10,643)
Wistron Corp.	10/21/25	M	1.16%	Morgan Stanley Capital Services LLC	(48,230) USD	(7,088)

Total Sells						$(2,114,525)

Total OTC Total Return Swaps Outstanding						$33,861,872

[1]	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley Capital Services LLC	2,800,000 USD	$133,684	$—	$133,684
Pays	USD SOFR	4.21%	1Y/1Y	04/18/2026	Morgan Stanley Capital Services LLC	500,000 USD	(546)	—	(546)
Pays	USD SOFR	3.19%	1Y/1Y	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	219,362	—	219,362

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.87%	1Y/1Y	02/23/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	$(54,317)	$—	$(54,317)
Pays	USD SOFR	2.72%	6M/3M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	26,513	(191)	26,704
Pays	USD SOFR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	132,421	(930)	133,351
Pays	USD SOFR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	68,543	(306)	68,849
Pays	USD SOFR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	41,420	(796)	42,216
Pays	USD SOFR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	44,917	(244)	45,161
Pays	USD SOFR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	183,345	(1,377)	184,722
Pays	USD SOFR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	218,558	(2,068)	220,626
Pays	USD SOFR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	217,710	(1,880)	219,590
Pays	USD SOFR	0.80%	6M/3M	01/13/2026	Morgan Stanley Capital Services LLC	80,000 USD	1,457	(21)	1,478

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	0.95%	6M/3M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	$41,197	$(268)	$41,465
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley Capital Services LLC	12,000,000 USD	223,180	(5,364)	228,544
Pays	USD SOFR	2.72%	6M/3M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	82,371	(632)	83,003
Pays	USD SOFR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	95,233	(725)	95,958
Receives	USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(291,700)	—	(291,700)
Pays	USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	53,653	—	53,653
Pays	USD SOFR	1.56%	6M/3M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	37,143	—	37,143
Pays	USD SOFR	2.27%	6M/3M	01/25/2026	Morgan Stanley Capital Services LLC	2,000,000 USD	19,126	—	19,126
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	38,309	—	38,309
Pays	USD SOFR	1.62%	6M/3M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	42,023	—	42,023

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	$91,979	$—	$91,979
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	150,349	(1)	150,350
Pays	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	361,097	—	361,097
Pays	USD SOFR	3.49%	1Y/1Y	06/30/2038	Morgan Stanley Capital Services LLC	8,000,000 USD	316,132	—	316,132
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	1,866,000,000 JPY	65,458	—	65,458
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	22,882	(308)	23,190
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	1,302,000,000 JPY	42,772	—	42,772
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	20,042	—	20,042
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	(15,851)	—	(15,851)
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(600,000) EUR	(2,600)	1,463	(4,063)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(600,000) EUR	(12,607)	3,728	(16,335)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(300,000) EUR	(157)	(298)	141

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	$(5,566)	$(161)	$(5,405)
Pays	USD SOFR	3.83%		04/03/2034	Bank of America Securities, Inc.	300,000 USD	(4,695)	86	(4,781)
Receives	GBP SONIA	3.72%		03/28/2039	Bank of America Securities, Inc.	(200,000) GBP	(18,377)	289	(18,666)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	600,000 CAD	(23,359)	1,452	(24,811)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(12,292)	2,215	(14,507)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(300,000) EUR	(225)	(3,392)	3,167
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,447)	(3,176)	(2,271)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(7,346)	1,119	(8,465)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(14,260)	1,363	(15,623)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(18,407)	(4,114)	(14,293)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(2,634)	(246)	(2,388)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	300,000 CAD	(14,621)	863	(15,484)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	1,300,000 SEK	$8,118	$343	$7,775
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(300,000) EUR	2,749	1,236	1,513
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(3,066)	695	(3,761)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(8,040)	(280)	(7,760)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(15,618)	657	(16,275)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	1,300,000 SEK	8,376	(473)	8,849
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	1,300,000 SEK	8,376	(473)	8,849
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(2,538)	(522)	(2,016)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(9,316)	711	(10,027)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(3,856)	658	(4,514)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(14,421)	373	(14,794)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(1,927)	1,610	(3,537)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	8,209	527	7,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(200,000) EUR	$(2,449)	$(1,351)	$(1,098)
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	300,000 CAD	(16,162)	285	(16,447)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(1,118)	2,411	(3,529)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(200,000) GBP	(11,347)	2,175	(13,522)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(1,236)	(1,709)	473
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(300,000) EUR	4,634	(1,780)	6,414
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	1,300,000 SEK	6,434	2,016	4,418
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(200,000) EUR	(789)	(23)	(766)
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	300,000 CAD	(19,011)	(773)	(18,238)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(200,000) GBP	(7,259)	855	(8,114)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(8,822)	314	(9,136)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	300,000 CAD	(14,353)	(716)	(13,637)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	300,000 CAD	$(15,261)	$365	$(15,626)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	300,000 EUR	(5,608)	197	(5,805)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(200,000) AUD	2,130	(147)	2,277
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	200,000 EUR	671	689	(18)
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(300,000) AUD	(3,349)	(1,917)	(1,432)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	200,000 EUR	(848)	(23)	(825)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(500,000) AUD	5,923	(4,524)	10,447
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	300,000 EUR	(7,211)	1,138	(8,349)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	200,000 EUR	(2,321)	594	(2,915)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(200,000) GBP	(8,290)	2,282	(10,572)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	200,000 EUR	719	(37)	756
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(100,000) GBP	(16,253)	73	(16,326)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	$1,296	$(2,893)	$4,189
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	6,836	(3,246)	10,082
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	300,000 EUR	(5,715)	796	(6,511)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(18,364)	(437)	(17,927)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	1,200,000 SEK	13,224	(302)	13,526
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	200,000 EUR	1,717	825	892
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley Capital Services LLC	1,500,000 USD	(12,471)	—	(12,471)
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	1,300,000 SEK	14,356	1,355	13,001
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(200,000) GBP	(14,565)	608	(15,173)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	100,000 CAD	(1,852)	(395)	(1,457)
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(200,000) GBP	(11,910)	(1,315)	(10,595)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	10,032	478	9,554

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	100,000 CAD	$(2,258)	$1,660	$(3,918)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(100,000) CHF	13,153	(535)	13,688
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	100,000 CAD	(3,764)	85	(3,849)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	14,011	712	13,299
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	100,000 CAD	(2,235)	125	(2,360)
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(100,000) GBP	(15,379)	676	(16,055)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	100,000 CAD	(2,128)	(715)	(1,413)
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(500,000) CAD	9,201	490	8,711
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	100,000 CAD	(976)	(421)	(555)
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(500,000) CAD	8,068	196	7,872
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	1,200,000 SEK	19,633	1,589	18,044
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	1,207	597	610

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	$839	$486	$353
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	(1,165)	—	(1,165)
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(300,000) CAD	2,999	341	2,658
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	1,200,000 SEK	19,280	(534)	19,814
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(3,817)	684	(4,501)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(160)	—	(160)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(300,000) CAD	1,658	(459)	2,117
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	600,000 EUR	(4,112)	(143)	(3,969)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	300,000 EUR	4,093	(115)	4,208
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(300,000) CAD	1,801	(162)	1,963
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(5,657)	369	(6,026)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	2,867	1,881	986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	$1,757	$397	$1,360
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	200,000 EUR	6,610	(689)	7,299
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(492)	—	(492)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(946)	—	(946)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(300,000) AUD	(1,987)	(1,127)	(860)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(100,000) GBP	(18,318)	(402)	(17,916)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	500,000 GBP	1,465	(938)	2,403
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	1,700,000,000 JPY	114,663	—	114,663
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	1,100,000 SEK	15,156	(49)	15,205
Receives	USD SOFR	3.14%	1Y/1Y	09/08/2028	Bank of America Securities, Inc.	(4,700,000) USD	(3,504)	—	(3,504)
Pays	EUR-EU RIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	200,000 EUR	7,225	(772)	7,997
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	500,000 GBP	3,931	(752)	4,683

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(100,000) GBP	$(22,869)	$427	$(23,296)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	200,000 EUR	9,783	1,132	8,651
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(100,000) GBP	(22,734)	(1,292)	(21,442)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	4,224	218	4,006
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(500,000) CAD	2,047	(183)	2,230
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	3,665	846	2,819
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(300,000) CAD	50	(843)	893
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(100,000) GBP	(20,327)	(352)	(19,975)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	100,000 CAD	3,417	436	2,981
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(500,000) CAD	2,443	355	2,088
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	100,000 CAD	3,086	(194)	3,280
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	2,926	599	2,327

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(100,000) GBP	$(19,643)	$(1,316)	$(18,327)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(500,000) CAD	2,744	(164)	2,908
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	2,282	(14)	2,296
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	100,000 CAD	2,214	(464)	2,678
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	100,000 CAD	3,035	(414)	3,449
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(8,408)	(1,021)	(7,387)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	100,000 CAD	1,986	387	1,599
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(200,000) EUR	(12,628)	(1,336)	(11,292)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	100,000 CAD	1,186	887	299
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/09/2034	Bank of America Securities, Inc.	(300,000) EUR	(1,181)	(941)	(240)
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	10,057	733	9,324
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	1,100,000 SEK	12,310	2,583	9,727

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(2,500,000) USD	$(48,524)	$(819)	$(47,705)
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	100,000 CAD	(171)	367	(538)
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	9,148	559	8,589
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	100,000 CAD	(129)	307	(436)
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(2,800,000) SEK	1,148	178	970
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(500,000) CAD	5,809	875	4,934
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	4,559	(1,208)	5,767
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(2,800,000) SEK	810	1,720	(910)
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,079)	795	(6,874)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(1,360)	734	(2,094)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	6,316	(503)	6,819
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,165)	(222)	(6,943)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	$6,643	$1,781	$4,862
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 GBP	18,046	350	17,696
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(12,172)	211	(12,383)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	4,759	(400)	5,159
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	4,747	1,205	3,542
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(5,900,000) SEK	8,842	(1,432)	10,274
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,247)	(76)	(5,171)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	2,151	(325)	2,476
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(200,000) EUR	(4,725)	535	(5,260)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	2,107	794	1,313
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	1,361	(988)	2,349
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(3,000,000) SEK	(327)	94	(421)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	$2,251	$(560)	$2,811
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,167)	5	(6,172)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	1,681	147	1,534
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(300,000) EUR	(2,140)	(373)	(1,767)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(500,000) GBP	(2,438)	(791)	(1,647)
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,918)	(115)	(5,803)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(500,000) CAD	6,266	274	5,992
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 GBP	10,044	961	9,083
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,448)	(554)	(6,894)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(500,000) GBP	3,441	(643)	4,084
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,259)	769	(7,028)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	200,000 GBP	7,850	1,366	6,484

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	100,000 GBP	$11,591	$1,267	$10,324
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	100,000 GBP	12,779	(72)	12,851
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(3,933)	(714)	(3,219)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,204)	1,447	(10,651)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	200,000 GBP	9,998	(967)	10,965
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(3,538)	868	(4,406)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(500,000) GBP	271	(4)	275
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(21,150)	161	(21,311)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(200,000) EUR	(21,481)	(519)	(20,962)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(200,000) EUR	(21,388)	(160)	(21,228)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	100,000 GBP	15,823	(74)	15,897
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	100,000 GBP	14,499	191	14,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.27%	1Y/6M	12/19/2039	Bank of America Securities, Inc.	(200,000) EUR	$(13,130)	$(503)	$(12,627)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	94	360	(266)
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	(1,250)	(576)	(674)
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(500,000) GBP	4,864	(641)	5,505
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(35,159)	—	(35,159)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(22,971)	—	(22,971)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(4,831)	(900)	(3,931)
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(5,765)	711	(6,476)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(10,547)	471	(11,018)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	100,000 GBP	9,249	952	8,297
Receives	SEK STIBOR	2.81%	1Y/3M	01/09/2040	Bank of America Securities, Inc.	(2,200,000) SEK	1,429	2,971	(1,542)
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(13,092)	(67)	(13,025)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	$(10,564)	$(243)	$(10,321)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(11,762)	(984)	(10,778)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(200,000) EUR	(10,498)	(441)	(10,057)
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	(8,657)	—	(8,657)
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(200,000) EUR	(3,534)	(325)	(3,209)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	100,000 CAD	(421)	523	(944)
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(15,920)	141	(16,061)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(920)	868	(1,788)
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(500,000) CAD	6,852	(193)	7,045
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	100,000 GBP	6,245	341	5,904
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(5,932)	729	(6,661)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(6,707)	(353)	(6,354)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(14,700,000) JPY	$(12,469)	$290	$(12,759)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(500,000) CAD	1,695	155	1,540
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(7,196)	(68)	(7,128)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(800,000) CHF	9,139	1,856	7,283
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(12,310)	(219)	(12,091)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(13,085)	(570)	(12,515)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(500,000) CAD	681	599	82
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	(12,042)	(1,836)	(10,206)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(500,000) CAD	46	658	(612)
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(500,000) CAD	(544)	(847)	303
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(500,000) CAD	1,585	1,029	556
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(9,358)	(1,039)	(8,319)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(500,000) EUR	$(39,076)	$1,528	$(40,604)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	300,000 EUR	39,207	114	39,093
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(500,000) CAD	2,513	225	2,288
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(720,000) GBP	(17,358)	(181)	(17,177)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	280,000 GBP	21,310	(388)	21,698
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(300,000) EUR	(22,427)	579	(23,006)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	100,000 EUR	11,806	4	11,802
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	320,000 GBP	22,315	152	22,163
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(760,000) GBP	(16,150)	388	(16,538)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(700,000) GBP	(14,083)	738	(14,821)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	300,000 GBP	19,670	(284)	19,954
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	200,000 CHF	(4,535)	1,819	(6,354)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	$11,059	$329	$10,730
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	300,000 GBP	21,936	(1,938)	23,874
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(800,000) GBP	(18,029)	1,896	(19,925)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	200,000 EUR	25,320	(319)	25,639
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(200,000) EUR	(15,779)	383	(16,162)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	200,000 CHF	(4,352)	(765)	(3,587)
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	5,280	224	5,056
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	600,000 GBP	48,732	1,538	47,194
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,400,000) GBP	(34,991)	(190)	(34,801)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	100,000 GBP	9,072	(456)	9,528
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(500,000) EUR	(39,656)	486	(40,142)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	8,858	697	8,161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	300,000 EUR	$37,675	$33	$37,642
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(500,000) CAD	708	236	472
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	7,137	(656)	7,793
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	4,164	(947)	5,111
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	414	(954)	1,368
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	200,000 GBP	7,472	606	6,866
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	300,000 GBP	22,938	386	22,552
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(800,000) GBP	(19,171)	12	(19,183)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	9,025	2,113	6,912
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	200,000 CHF	(2,107)	1,855	(3,962)
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(635)	(839)	204
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(200,000) EUR	(13,878)	(96)	(13,782)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	$10,915	$50	$10,865
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	12,661	138	12,523
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(1,864)	334	(2,198)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	4,418	985	3,433
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	(1,718)	489	(2,207)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	300,000 GBP	23,577	(743)	24,320
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(700,000) GBP	(17,001)	928	(17,929)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	11,697	2,706	8,991
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	200,000 CHF	(3,144)	1,388	(4,532)
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	68	954	(886)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	397	2,372	(1,975)
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	7,076	(467)	7,543

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	200,000 GBP	$3,240	$791	$2,449
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	995	(955)	1,950
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	(125)	1,199	(1,324)
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	100,000 EUR	7,276	1,428	5,848
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	100,000 GBP	6,744	(406)	7,150
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	100,000 CHF	(5,145)	2,431	(7,576)
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,500,000) EUR	(167,106)	7,020	(174,126)
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	1,900,000 EUR	123,431	(2,239)	125,670
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	200,000 GBP	10,005	228	9,777
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(600,000) GBP	(9,743)	180	(9,923)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(500,000) GBP	3,797	(375)	4,172
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(200,000) CHF	9,642	(385)	10,027

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	$(2,037)	$418	$(2,455)
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(500,000) GBP	3,582	(104)	3,686
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	(7,125)	824	(7,949)
Receives	SEK STIBOR	3.07%	1Y/3M	03/26/2040	Bank of America Securities, Inc.	(1,900,000) SEK	7,330	1,062	6,268
Receives	EUR ESTR	2.07%	1Y/1Y	03/25/2026	Bank of America Securities, Inc.	(18,500,000) EUR	13,438	—	13,438
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(200,000) CHF	9,278	(285)	9,563
Receives	SEK STIBOR	3.07%	1Y/3M	04/03/2040	Bank of America Securities, Inc.	(1,900,000) SEK	6,422	976	5,446
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(200,000) CHF	7,427	889	6,538
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	(3,058)	(1,089)	(1,969)
Pays	EUR-EURIBOR	2.78%	1Y/6M	04/03/2040	Bank of America Securities, Inc.	200,000 EUR	1,650	(2,089)	3,739
Receives	USD SOFR	3.65%	1Y/1Y	04/03/2030	Bank of America Securities, Inc.	(500,000) USD	3,921	505	3,416
Receives	GBP SONIA	3.99%	1Y/1Y	04/02/2030	Bank of America Securities, Inc.	(500,000) GBP	3,488	(171)	3,659

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.59%	1Y/6M	04/07/2055	Bank of America Securities, Inc.	100,000 EUR	$7,136	$(789)	$7,925
Receives	EUR-EURIBOR	2.29%	6M/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) EUR	(832)	2,111	(2,943)
Receives	SEK STIBOR	2.58%	3M/1Y	04/08/2030	Bank of America Securities, Inc.	(4,800,000) SEK	4,149	3,895	254
Pays	EUR-EURIBOR	2.68%	1Y/6M	04/09/2040	Bank of America Securities, Inc.	200,000 EUR	4,527	(2,629)	7,156
Receives	EUR-EURIBOR	2.56%	1Y/6M	04/09/2035	Bank of America Securities, Inc.	(300,000) EUR	(2,556)	2,574	(5,130)
Pays	EUR-EURIBOR	2.54%	1Y/6M	04/08/2055	Bank of America Securities, Inc.	100,000 EUR	8,293	(2,905)	11,198
Pays	CAD CORRA	2.89%	6M/6M	04/07/2055	Bank of America Securities, Inc.	100,000 CAD	4,034	(1,372)	5,406
Receives	USD SOFR	3.59%	1Y/1Y	04/07/2035	Morgan Stanley Capital Services LLC	(3,500,000) USD	(27,075)	(1,216)	(25,859)
Pays	USD SOFR	3.73%	1Y/1Y	04/07/2040	Morgan Stanley Capital Services LLC	3,500,000 USD	65,186	(115)	65,301
Pays	CAD CORRA	2.83%	6M/6M	04/08/2055	Bank of America Securities, Inc.	100,000 CAD	4,869	1,271	3,598
Receives	JPY TONA	1.68%	1Y/1Y	04/09/2055	Bank of America Securities, Inc.	(13,300,000) JPY	(14,647)	3,247	(17,894)
Receives	EUR-EURIBOR	2.60%	6M/1Y	04/10/2035	Bank of America Securities, Inc.	(300,000) EUR	74	590	(516)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.86%	1Y/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) GBP	$(225)	$1,197	$(1,422)
Pays	USD SOFR	3.78%	1Y/1Y	04/10/2040	Bank of America Securities, Inc.	200,000 USD	2,346	594	1,752
Pays	CAD CORRA	2.99%	6M/6M	04/09/2055	Bank of America Securities, Inc.	100,000 CAD	2,610	(38)	2,648
Pays	USD SOFR	3.73%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	4,072	449	3,623
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/11/2035	Bank of America Securities, Inc.	(300,000) EUR	(1,200)	(1,135)	(65)
Pays	EUR-EURIBOR	2.53%	1Y/6M	04/12/2055	Bank of America Securities, Inc.	100,000 EUR	8,709	1,218	7,491
Pays	USD SOFR	3.80%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	2,800	2,372	428
Pays	EUR-EURIBOR	2.51%	1Y/6M	04/14/2055	Bank of America Securities, Inc.	100,000 EUR	8,988	523	8,465
Pays	EUR ESTR	1.79%	1Y/1Y	04/14/2027	Bank of America Securities, Inc.	5,600,000 EUR	19,057	—	19,057
Receives	CHF SARON	0.55%	1Y/1Y	04/16/2035	Bank of America Securities, Inc.	(200,000) CHF	3,436	(21)	3,457
Receives	CHF SARON	0.72%	1Y/1Y	04/16/2040	Bank of America Securities, Inc.	(100,000) CHF	2,037	193	1,844
Pays	USD SOFR	3.83%	1Y/1Y	04/10/2035	Morgan Stanley Capital Services LLC	2,200,000 USD	(27,140)	9,710	(36,850)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.55%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	$(1,779)	$(1,183)	$(596)
Pays	EUR-EURIBOR	2.49%	1Y/6M	04/15/2055	Bank of America Securities, Inc.	100,000 EUR	9,705	793	8,912
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(1,260)	2,213	(3,473)
Pays	EUR-EURIBOR	2.44%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	10,882	(457)	11,339
Pays	GBP SONIA	3.86%	1Y/1Y	04/15/2030	Bank of America Securities, Inc.	500,000 GBP	78	(856)	934
Pays	EUR-EURIBOR	2.42%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	11,292	1,403	9,889
Receives	USD SOFR	4.01%	1Y/1Y	04/17/2040	Bank of America Securities, Inc.	(200,000) USD	2,845	(50)	2,895
Pays	USD CPURNSA	2.82%	M/M	04/25/2027	Bank of America Securities, Inc.	11,000,000 USD	(3,569)	—	(3,569)
Pays	USD CPURNSA	2.86%	M/M	04/28/2027	Bank of America Securities, Inc.	3,000,000 USD	(3,377)	—	(3,377)
Receives	EUR ESTR	1.83%	1Y/1Y	04/14/2026	Bank of America Securities, Inc.	(14,800,000) EUR	(19,202)	—	(19,202)
Receives	USD SOFR	3.47%	1Y/1Y	05/22/2028	Bank of America Securities, Inc.	(7,650,000) USD	39,137	—	39,137
Receives	USD SOFR	4.33%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(1,300,000) USD	14,028	—	14,028

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.19%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(400,000) USD	$9,916	$—	$9,916
Pays	USD CPURNSA	2.85%	M/M	06/05/2027	Bank of America Securities, Inc.	10,000,000 USD	14,715	—	14,715
Pays	USD CPURNSA	2.54%	M/M	06/05/2030	Bank of America Securities, Inc.	10,000,000 USD	54,445	—	54,445
Pays	USD CPURNSA	2.66%	M/M	07/16/2030	Bank of America Securities, Inc.	15,000,000 USD	3,868	—	3,868
Pays	USD CPURNSA	2.61%	M/M	07/16/2035	Bank of America Securities, Inc.	28,000,000 USD	(102,618)	—	(102,618)
Pays	USD CPURNSA	2.98%	M/M	07/17/2027	Bank of America Securities, Inc.	31,000,000 USD	(9,431)	—	(9,431)
Pays	USD CPURNSA	2.62%	M/M	07/17/2035	Bank of America Securities, Inc.	10,000,000 USD	(44,372)	—	(44,372)
Receives	GBP SONIA	3.61%	1Y/1Y	07/29/2075	Bank of America Securities, Inc.	(13,900,000) GBP	(78,134)	—	(78,134)
Pays	GBP SONIA	5.10%	1Y/1Y	07/30/2055	Bank of America Securities, Inc.	3,700,000 GBP	7,726	—	7,726
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	(675)	—	(675)
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	26,000,000 USD	34,599	—	34,599
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	16,000,000 USD	(577)	—	(577)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.62%	M/M	08/21/2030	Bank of America Securities, Inc.	13,000,000 USD	$22,496	$—	$22,496
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	16,000,000 USD	22,045	—	22,045
Pays	USD CPURNSA	2.93%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	97	—	97
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	20,000,000 USD	(5,479)	—	(5,479)
Pays	USD CPURNSA	2.94%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(1,805)	—	(1,805)
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(2,578)	—	(2,578)
Pays	USD CPURNSA	2.57%	M/M	08/26/2035	Bank of America Securities, Inc.	6,000,000 USD	(6,955)	—	(6,955)
Pays	USD CPURNSA	2.99%	M/M	08/26/2027	Bank of America Securities, Inc.	16,000,000 USD	(20,374)	—	(20,374)
Pays	USD CPURNSA	3.00%	M/M	08/27/2027	Bank of America Securities, Inc.	9,000,000 USD	(13,599)	—	(13,599)
Receives	INR MIBOR	5.72%	6M/6M	12/17/2030	Bank of America Securities, Inc.	(737,500,000) INR	(11,167)	—	(11,167)
Pays	USD SOFR	3.73%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	21,800,000 USD	(146,475)	—	(146,475)
Pays	USD CPURNSA	3.07%	M/M	08/29/2027	Bank of America Securities, Inc.	9,000,000 USD	(26,999)	—	26,999)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.67%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	11,000,000 USD	$(18,435)	$—	$(18,435)
Pays	USD SOFR	3.67%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	11,000,000 USD	(18,893)	—	(18,893)
Pays	USD CPURNSA	3.08%	M/M	09/02/2027	Bank of America Securities, Inc.	18,000,000 USD	(59,128)	—	(59,128)
Pays	USD CPURNSA	3.07%	M/M	09/03/2027	Bank of America Securities, Inc.	17,000,000 USD	(54,721)	—	(54,721)
Pays	USD CPURNSA	3.03%	M/M	09/05/2027	Bank of America Securities, Inc.	4,000,000 USD	(9,161)	—	(9,161)
Pays	USD CPURNSA	2.93%	M/M	09/10/2027	Bank of America Securities, Inc.	3,600,000 USD	(1,594)	—	(1,594)
Receives	ZAR JIBAR	7.06%	3M/3M	12/18/2030	Bank of America Securities, Inc.	(262,000,000) ZAR	(1,064)	(3,243)	2,179
Receives	CNYC-NREPOFIX	1.65%	3M/3M	12/17/2030	Bank of America Securities, Inc.	(84,000,000) CNY	(6,073)	(856)	(5,217)
Receives	USD SOFR	3.13%	1Y/1Y	12/17/2027	Bank of America Securities, Inc.	(532,000,000) USD	(1,621,106)	(110,449)	(1,510,657)
Receives	NZD BKBM	3.37%	3M/6M	12/18/2030	Bank of America Securities, Inc.	(61,000,000) NZD	397,712	—	397,712
Receives	ZAR JIBAR	7.06%	3M/3M	12/18/2030	Bank of America Securities, Inc.	(587,000,000) ZAR	(3,793)	(23,592)	19,799
Receives	EUR ESTR	1.85%	1Y/1Y	12/15/2027	Bank of America Securities, Inc.	(101,000,000) EUR	(202,439)	(17,012)	(185,427)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	INR MIBOR	5.72%	6M/6M	12/17/2030	Bank of America Securities, Inc.	(875,000,000) INR	$(14,895)	$—	$(14,895)
Receives	INR MIBOR	5.70%	6M/6M	12/17/2030	Bank of America Securities, Inc.	(2,072,000,000) INR	(55,726)	—	(55,726)
Receives	NZD BKBM	3.31%	3M/6M	12/18/2030	Bank of America Securities, Inc.	(67,000,000) NZD	323,327	2,551	320,776
Receives	CNY-CNREPOFIX	1.64%	3M/3M	12/17/2030	Bank of America Securities, Inc.	(131,000,000) CNY	(16,463)	—	(16,463)
Pays	ZAR JIBAR	6.94%	3M/3M	12/18/2030	Bank of America Securities, Inc.	262,000,000 ZAR	75,916	—	75,916
Receives	NZD BKBM	3.28%	3M/6M	12/18/2030	Bank of America Securities, Inc.	(23,500,000) NZD	95,712	—	95,712
Receives	EUR-EURIBOR	2.40%	6M/1Y	10/03/2030	Bank of America Securities, Inc.	(8,500,000) EUR	18,390	—	18,390
Pays	EUR-EURIBOR	2.95%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	2,000,000 EUR	(21,396)	—	(21,396)
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	1,600,000 EUR	(12,492)	—	(12,492)
Receives	EUR ESTR	1.99%	1Y/1Y	03/20/2028	Bank of America Securities, Inc.	(16,800,000) EUR	7,967	—	7,967
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	1,500,000 EUR	(12,423)	—	(12,423)
Receives	USD SOFR	3.41%	1Y/1Y	10/04/2027	Bank of America Securities, Inc.	(5,500,000) USD	—	—	—

Total Centrally Cleared Interest Rate Swaps Outstanding							$981,235	$(104,830)	$1,086,065

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPURNSA	US CPI Urban Consumers NSA
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SICAV	Société d’investissement à Capital Variable
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2025 (Unaudited)

CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2025 (Unaudited)

Assets:
Investment in securities, at fair value (cost $3,799,134,898)	$4,089,717,559
Cash	482,760,411
Cash denominated in foreign currencies (cost of $11,481,387)	10,904,950
Segregated cash balance with broker for securities sold short	638,176,915
Segregated cash balance with custodian for derivative financial instruments	189,570,844
Segregated cash balance with counterparties for futures contracts	118,076,791
Segregated cash balance with counterparties for centrally cleared derivatives	249,269,882
Segregated cash balance with counterparties for OTC derivatives	42,771,294
Unrealized appreciation on unfunded loan commitmentss	120,415
Unrealized appreciation on forward foreign currency exchange contracts	1,709,174
Income receivable	21,348,691
Receivable for investments sold	1,711,431,049
Receivable for Fund shares sold	4,143,711
Receivable for periodic payments from swap contracts	6,137,688
Variation margin receivable on futures	18,371,620
Variation margin receivable on centrally cleared swaps	4,225,047
Swap contracts, at fair value (net premiums paid $3,149,766)	38,480,344
Receivable from Investment Adviser	332,240
Prepaid expenses and other assets	461,414

Total assets	7,628,010,039

Liabilities:
Securities sold short, at fair value (proceeds of $1,567,936,197)	1,633,922,640
Cash received as collateral from custodian for derivative financial instruments	37,745,751
Cash received as collateral from counterparty for OTC derivatives	6,790,667
Options written, at fair value (premiums received $32,272,804)	22,734,666
Unrealized depreciation on forward foreign currency exchange contracts	574,899
Payable for investments purchased	2,012,575,652
Payable for Fund shares redeemed	1,910,458
Payable for periodic payments from swap contracts	221,279
Variation margin payable on futures	4,026,114
Variation margin payable on centrally cleared swaps	7,883,253
Swap contracts, at fair value (net premiums received $2,152,071)	7,587,083
Dividend and interest income payable on securities sold short	2,013,999
Management fee payable	18,399,444
Trustees’ fee payable	25,995
Payable to Affiliate	1,449,848
Accrued expenses and other liabilities	8,334,757

Total Liabilities	3,766,196,505

Commitments and contingencies	$0

Net assets	$3,861,813,534

Net Assets Consist of:
Paid-in capital	$3,628,739,799
Total distributable earnings (loss)	233,073,735

Net assets	$3,861,813,534

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (continued)

As of September 30, 2025 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$2,690,930,970
Class I Shares outstanding, no par value, unlimited shares authorized	235,295,447

Net asset value per share	$11.44

Class D Shares
Net Assets	$15,590,889
Class D Shares outstanding, no par value, unlimited shares authorized	1,373,039

Net asset value per share	$11.36

Class Y Shares
Net Assets	$1,155,291,675
Class Y Shares outstanding, no par value, unlimited shares authorized	101,662,823

Net asset value per share	$11.36

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2025 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $0)	$96,251,342
Dividends (including net foreign taxes withheld of $132,530)	4,820,873
Other Income	380,724

Total income	101,452,939

Expenses:
Management fees	35,882,580
Administration fees	2,358,406
Custodian fees	906,928
Trustees’ fees	524,716
Distribution fees - Class D	19,510
Shareholder service fees	1,572,296
Registration fees	77,912
Printing and postage fees	367,402
Professional fees	3,186,027
Dividends on securities sold short	6,073,886
Interest on securities sold short	7,510,486
Line of credit fee	623,532
Other	575,316

Total expenses	59,678,997

Expenses recouped (reimbursed) by Investment Adviser	(339,354)

Total Net Expenses	59,339,643

Net investment income	42,113,296

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	112,595,488
Net realized gain (loss) on securities sold short	(37,920,856)
Net realized gain (loss) on forward foreign currency exchange contracts	(4,802,845)
Net realized gain (loss) on foreign currency transactions	2,014,266
Net realized gain (loss) on futures contracts	(28,887,675)
Net realized gain (loss) on options written	(7,133,497)
Net realized gain (loss) on swap contracts	38,722,284
Net change in unrealized appreciation (depreciation) on investments in securities	161,638,258
Net change in unrealized appreciation (depreciation) on securities sold short	(81,593,237)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,478,513
Net change in unrealized appreciation (depreciation) on foreign currency translations	(241,288)
Net change in unrealized appreciation (depreciation) on futures contracts	19,112,756
Net change in unrealized appreciation (depreciation) on options written	9,523,881
Net change in unrealized appreciation (depreciation) on swap contracts	6,324,421

Net change in unrealized appreciation (depreciation) on unfunded loan commitments	120,415
Net realized and unrealized gain	191,950,884

Net increase in net assets resulting from operations	$234,064,180

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025
Increase (Decrease) in Net Assets Operations:
Net investment income	$42,113,296	$103,054,215
Net realized gain	74,587,165	110,719,603
Net change in unrealized appreciation (depreciation)	117,363,719	(54,759,399)

Net increase in net assets resulting from operations	234,064,180	159,014,419

Distributions:
Distributions from earnings
Class I Shares	—	(149,028,596)
Class D Shares	—	(902,418)
Class Y Shares	—	(54,134,559)

Total distributions to shareholders	—	(204,065,573)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	342,583,327	847,799,190
Proceeds from sale of Class D Shares	2,872,283	9,396,570
Proceeds from sale of Class Y Shares	203,948,777	200,327,460
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	121,150,272
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	633,175
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	47,078,846
Shareholder redemptions:
Cost of Class I Shares redeemed	(442,746,161)	(1,176,120,843)
Cost of Class D Shares redeemed	(4,545,670)	(12,011,213)
Cost of Class Y Shares redeemed	(182,427,371)	(300,071,092)

Net decrease in net assets resulting from capital transactions	(80,314,815)	(261,817,635)

Net increase (decrease) in net assets	153,749,365	(306,868,789)

Net Assets:
Beginning of period	3,708,064,169	4,014,932,958

End of period	$3,861,813,534	$3,708,064,169

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025
Share Transactions:
Class I Shares
Beginning of period	244,252,400	263,198,882
Shares issued	31,237,782	77,297,867
Reinvestment in Shares	—	11,333,047
Shares redeemed	(40,194,735)	(107,577,396)

Net change in shares resulting from share transactions	(8,956,953)	(18,946,482)

End of period	235,295,447	244,252,400

Share Transactions:
Class D Shares
Beginning of period	1,527,543	1,707,045
Shares issued	263,361	863,495
Reinvestment in Shares	—	59,509
Shares redeemed	(417,865)	(1,102,506)

Net change in shares resulting from share transactions	(154,504)	(179,502)

End of period	1,373,039	1,527,543

Share Transactions:
Class Y Shares
Beginning of period	99,721,617	104,153,920
Shares issued	18,595,159	18,503,578
Reinvestment in Shares	—	4,433,036
Shares redeemed	(16,653,953)	(27,368,917)

Net change in shares resulting from share transactions	1,941,206	(4,432,303)

End of period	101,662,823	99,721,617

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2025 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$234,064,180
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in securities	(6,438,746,016)
Proceeds from disposition of investments in securities	6,143,897,346
Proceeds from securities sold short	3,544,551,247
Payments to cover securities sold short	(3,319,463,523)
Short-term investments, net	(26,298,014)
Premiums paid on closing options written	(36,759,034)
Proceeds from premiums received from options written	59,371,732
Net realized gain (loss) on investments in securities	(112,595,488)
Net realized gain (loss) on securities sold short	37,920,856
Net realized gain (loss) on options written	7,133,497
Net change in accretion of bond discount and amortization of bond and swap premium	8,237,354
Net change in unrealized appreciation (depreciation) on investments in securities	(161,638,258)
Net change in unrealized appreciation (depreciation) on securities sold short	81,593,237
Net change in unrealized appreciation (depreciation) on options written	(9,523,881)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	3,358
Income receivable	6,407,184
Receivable for periodic payments from swap contracts	(5,138,384)
Variation margin receivable on futures	(7,697,323)
Variation margin receivable on centrally cleared swaps	17,943,397
Swap contracts, at fair value	186,661
Receivable from Investment Adviser	567,336
Prepaid expenses and other assets	(420,192)
Increase (decrease) in liabilities:
Cash received as collateral for reverse repurchase agreements	(2,877,000)
Cash received as collateral from custodian for derivative financial instruments	(10,332,053)
Cash received as collateral from counterparty for OTC derivatives	2,571,618
Cash received as collateral from counterparty for futures contracts	(1,318,512)
Unrealized depreciation on forward foreign currency exchange contracts	(2,481,871)
Swap contracts, at fair value	(17,244,149)
Variation margin payable on futures	(13,936,770)
Variation margin payable on centrally cleared swaps	7,883,253
Payable for periodic payments from swap contracts	(530,625)
Dividend and interest income payable on securities sold short	352,227
Interest payable on reverse repurchase agreements	(135,999)
Management fee payable	1,071,492
Payable to Affiliate	(974,285)
Trustees’ fee payable	25,995
Accrued expenses and other liabilities	334,625

Net cash used in operating activities	$(13,994,782)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (continued)

For the Six-Months Ended September 30, 2025 (Unaudited)

Cash Flows from Financing Activities:
Proceeds from shares sold	368,554,589
Cost of shares repurchased	(453,484,950)
Proceeds from reverse repurchase agreements	75,472,343
Repayment of reverse repurchase agreements	(89,423,827)
Net cash used in financing activities	(98,881,845)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	(112,876,627)
Unrestricted and restricted cash and foreign currency, beginning of period	1,844,407,714

Unrestricted and restricted cash and foreign currency, end of period	1,731,531,087

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$(126,796)

Non-Cash Financing Activities:
Capital shares issued	$123,551,032

Capital shares redeemed	$(123,551,032)

Reconciliation of unrestricted and restricted cash to the Consolidated Statement of Assets and Liabilities

	Six-Months Ended September 30, 2025	Year Ended March 31, 2025
Cash	$482,760,411	$575,921,682
Foreign currency at value	10,904,950	9,242,662
Cash Pledged:
Securities sold short	638,176,915	608,091,626
Derivative financial instruments	189,570,844	276,466,608
Futures contracts	118,076,791	134,842,816
Centrally cleared derivatives	249,269,882	211,906,692
OTC derivatives	42,771,294	27,935,628

	$1,731,531,087	$1,844,407,714

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.75	$10.90	$10.19	$10.48	$10.44	$9.08
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.12	0.30	0.24	0.01	(0.09)	0.08
Net realized and unrealized gain (loss)	0.57	0.17	0.84	(0.30)	0.31	1.60

Total Income (Loss) from Investment Operations	0.69	0.47	1.08	(0.29)	0.22	1.68

Less Distributions to Shareholders:
From net investment income	—	(0.62)	(0.37)	—	—	(0.32)
From net realized capital gains	—	—	—	—	(0.18)	—

Total Distributions	—	(0.62)	(0.37)	—	(0.18)	(0.32)

Net Asset Value, End of Period	$11.44	$10.75	$10.90	$10.19	$10.48	$10.44

Total Return	6.42%[2]	4.31%	10.73%[3]	(2.77)%	2.09%	18.34%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.29%[6]	1.24%	1.35%	1.51%	0.96%	0.80%
Management Fees	1.90%[6]	1.90%	1.89%	1.88%	1.87%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.19%	3.14%	3.24%	3.39%	2.83%	2.67%
Recoupment (reimbursement) from Investment Adviser	(0.03)%	(0.08)%	—%[7]	—%[7]	—%[7]	—%[7]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.16%[6]	3.06%	3.24%	3.39%	2.83%	2.67%

Net investment income (loss)	2.21%[6]	2.77%	2.33%	0.13%	(0.83)%	0.77%

Supplemental Data:
Net assets, end of period (in thousands)	$2,690,931	$2,626,575	$2,868,551	$3,358,347	$3,958,328	$3,637,018
Portfolio turnover	202%[8]	397%[8]	556%[8]	846%[8]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (continued)

(For Shares Outstanding Throughout the Period)

[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2024, 2023, 2022 and 2021. See Note 7.
[8]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the six months ended September 30, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.69	$10.85	$10.16	$10.48	$10.47	$9.10
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.11	0.27	0.22	(0.01)	(0.12)	0.05
Net realized and unrealized gain (loss)	0.56	0.17	0.83	(0.31)	0.31	1.60

Total Income (Loss) from Investment Operations	0.67	0.44	1.05	(0.32)	0.19	1.65

Less Distributions to Shareholders:
From net investment income	—	(0.60)	(0.36)	—	—	(0.28)
From net realized capital gains	—	—	—	—	(0.18)	—

Total Distributions	—	(0.60)	(0.36)	—	(0.18)	(0.28)

Net Asset Value, End of Period	$11.36	$10.69	$10.85	$10.16	$10.48	$10.47

Total Return	6.27%[2]	4.06%	10.44%[3]	(3.05)%	1.70%	18.07%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.54%[6]	1.49%	1.64%	1.78%	1.27%	1.07%
Management Fees	1.90%[6]	1.90%	1.89%	1.88%	1.87%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.44%	3.39%	3.53%	3.66%	3.14%	2.94%
Recoupment (reimbursement) from Investment Adviser	(0.03)%	(0.08)%	(0.03)%	—%[7]	—%[7]	—%[7]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.41%[6]	3.31%	3.50%	3.66%	3.14%	2.94%

Net investment income (loss)	1.95%[6]	2.52%	2.08%	(0.14)%	(1.14)%	0.51%

Supplemental Data:
Net assets, end of period (in thousands)	$15,591	$16,330	$18,519	$20,179	$25,626	$27,031
Portfolio turnover	202%[8]	397%[8]	556%[8]	846%[8]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2023, 2022 and 2021. See Note 7.
[8]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the six months ended September 30, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.68	$10.83	$10.13	$10.41	$10.36	$9.02
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.13	0.30	0.25	0.02	(0.08)	0.08
Net realized and unrealized gain (loss)	0.55	0.17	0.82	(0.30)	0.31	1.59

Total Income (Loss) from Investment Operations	0.68	0.47	1.07	(0.28)	0.23	1.67

Less Distributions to Shareholders:
From net investment income	—	(0.62)	(0.37)	—	—	(0.33)
From net realized capital gains	—	—	—	—	(0.18)	—

Total Distributions	—	(0.62)	(0.37)	—	(0.18)	(0.33)

Net Asset Value, End of Period	$11.36	$10.68	$10.83	$10.13	$10.41	$10.36

Total Return	6.37%[2]	4.35%	10.74%[3]	(2.69)%	2.10%	18.49%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.19%[6]	1.14%	1.27%	1.44%	0.86%	0.72%
Management Fees	1.90%[6]	1.90%	1.89%	1.88%	1.87%	1.87%

Net expenses after recoupment (reimbursement) from Investment Adviser[7]	3.09%[6]	3.04%	3.16%	3.32%	2.73%	2.59%

Net investment income (loss)	2.29%[6]	2.80%	2.41%	0.22%	(0.72)%	0.85%

Supplemental Data:
Net assets, end of period (in thousands)	$1,155,292	$1,065,158	$1,127,862	$1,051,621	$1,247,505	$1,341,439
Portfolio turnover	202%[8]	397%[8]	556%[8]	846%[8]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (continued)

(For Shares Outstanding Throughout the Period)

[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[8]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 89% for the six months ended September 30, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended September 30, 2025 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended September 30, 2025, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2025, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing non-traditional or alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. A non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities. The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1  –  quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2  –  quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3  –  pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2025, the total fair value of Level 3 investments was $56,987,597. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2025, a Fair Value Factor was not applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2025, the Fund had an outstanding commitment of $634,304 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of September 30, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2025, the Fund did not have any investment in reverse repurchase agreements. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six months ended September 30, 2025 was approximately $442,260, at a weighted average weekly interest rate of 3.02%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. The Fund held securities with payment-in-kind features representing an immaterial portion of investment income. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2025, the Fund had $482,760,411 in domestic cash and $10,904,950 in foreign cash held at State Street Bank and Trust Company (“State Street Bank”). These balances, at period end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

For the current open tax years ending on October 31, 2022, October 31, 2023, and October 31, 2024, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 11) of the Fund or, if elected by the Shareholder, paid in cash.

Value-at-Risk and Collateralization

Rule 18f-4 under the 1940 Act applies to the Fund’s use of derivative investments and certain financing transactions. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program governing its use of derivatives through, among other things, the application of a value-at-risk based limit to the Fund’s derivatives exposure. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

The Fund may mitigate counterparty risk in part by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2025, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities include amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk in part by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of some of the risks of the Fund, including credit and counterparty risk.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2025, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Operating Segments

The Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Operating segments are defined as components of a business that can earn revenues and incur expenses for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or CODM. The Fund’s CODM is, collectively, the Co-Presidents and Treasurer and Principal Financial and Accounting Officer. A single management team reports to the CODM, who manages the entire business.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

The CODM has concluded the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the Prospectus, against which the CODM decides how to allocate resources and assess performance.

Segment assets are reflected in the Fund’s Consolidated Statements of Assets and Liabilities as net assets, which consists primarily of investments at fair value, and significant segment expenses are listed in the accompanying Consolidated Statements of Operations.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvement to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU 2023-09 requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliations, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years begining after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of the period ended September 30, 2025 are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At September 30, 2025, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest	Centrally cleared swaps, at fair value[1]	$5,576,498	Centrally cleared swaps, at fair value[1]	$(4,595,263)
	Swap contracts, at fair value[2]	25,573,732	Swap contracts, at fair value[2]	—
	Unrealized appreciation on futures contracts[1]	1,377,144	Unrealized depreciation on futures contracts[1]	(1,803,943)
	Purchased options, at fair value[3]	6,976,122	Options written, at value	—
Equity	Swap contracts, at fair value[2]	12,449,145	Swap contracts, at fair value[2]	(4,161,005)
	Unrealized appreciation on futures contracts[1]	2,008,226	Unrealized depreciation on futures contracts[1]	(927,758)
	Purchased options, at fair value[3]	7,804,208	Options written, at value	(2,050,614)
Commodity	Unrealized appreciation on futures contracts[1]	34,060,464	Unrealized depreciation on futures contracts[1]	(21,890,053)
	Purchased options, at fair value[3]	16,783,001	Options written, at value	(15,478,198)
Credit	Centrally cleared swaps, at fair value[1]	7,630,162	Centrally cleared swaps, at fair value[1]	(9,206,981)
	Swap contracts, at fair value[2]	457,467	Swap contracts, at fair value[2]	(3,426,078)
	Purchased options, at fair value[3]	4,927,138	Options written, at value	(2,674,298)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,709,174	Unrealized depreciation on forward foreign currency exchange contracts	(574,899)
	Unrealized appreciation on futures contracts[1]	737,079	Unrealized depreciation on futures contracts[1]	(217,421)
	Purchased options, at fair value[3]	7,830,894	Options written, at value	(2,531,556)

Total		$135,900,454		$(69,538,067)

Amounts not subject to MNA[4]		$72,928,398		$(56,170,231)

Total gross amounts subject to MNA		$62,972,056		$(13,367,836)

[1]

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

[3]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

[4]	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six months ended September 30, 2025:

Primary Underlying Risk	Average Number of Contracts[1]	Average Notional USD	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	$—	$(276,364,224)	$1,658,158	$(1,855,979)
Futures contracts	—	147,340,272	(19,759,403)	96,883
Purchased options[2]	118,682,971	(1,421,702)	25,200	1,008,570
Options written	—	—	—	—
Equity
Swap contracts	—	647,170,324	41,250,681	17,050,480
Futures contracts	—	118,501,742	(6,425,486)	4,775,919
Purchased options[2]	852,172	(8,901,525)	6,952,124	6,158,814
Options written	(55,439)	3,267,516	(7,509,176)	(1,836,935)
Commodity
Futures contracts	—	209,790,878	(3,016,239)	13,738,424
Purchased options[2]	43,877	(7,393,308)	(2,008,743)	(11,199,291)
Options written	(10,037)	(1,260,707)	(3,515,763)	9,004,672
Credit
Swap contracts	—	1,018,732,559	(4,186,555)	(8,870,080)
Purchased options	4,864,522,377	(1,872,798)	(9,753,510)	(6,354,472)
Options written	(4,857,950,949)	848,166	4,053,688	4,173,009
Foreign Exchange
Forward foreign currency exchange contracts	—	189,309,287	(4,802,845)	2,478,513
Swap contracts	—	—	—	—
Futures contracts	—	29,437,962	313,453	501,530
Purchased options[2]	131,388,929	(400,521)	(3,129,679)	6,593,386
Options written	(40,996,357)	82,553	(162,246)	(1,816,865)

			$(10,016,341)	$33,646,578

[1]	Averages are based on monthly activity levels during the six months ended September 30, 2025.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLAs and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2025.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2025:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received[1]	Non-Cash Collateral	Net Amount[2]
By Counterparty[3]
Barclays Bank PLC	$2,377,783	$(1,424,688)	$(898,653)	$—	$54,442
Goldman Sachs & Co.	1,698,607	(1,698,607)	—	—	—
Goldman Sachs International	9,812,635	(318,082)	—	—	9,494,553
Morgan Stanley Capital Services LLC	5,157,687	(3,836,640)	—	—	1,321,047

Cayman Subsidiary
Bank Of America Merrill Lynch	4,038,856	(1,563)	—	—	4,037,293
Barclays Bank PLC	1,089,883	(227,460)	—	—	862,423
Citibank N.A.	905,813	(443,336)	—	—	462,477
Deutsche Bank AG	1,910,298	—	—	—	1,910,298
Goldman Sachs & Co.	1,824,139	—	—	—	1,824,139
Goldman Sachs International	16,434,909	(669,234)	(2,200,000)	—	13,565,675
J.P. Morgan Securities LLC	7,830,526	(2,531,556)	(40,141)	—	5,258,829
Morgan Stanley Capital Services LLC	486,830	(151,932)	—	—	334,898
State Street Bank and Trust Company	1,109,638	(299,180)	(650,000)	—	160,458

Domestic Subsidiary IV
Goldman Sachs & Co.	138,711	—	—	—	138,711
Morgan Stanley Capital Services LLC	7,726,237	—	—	—	7,726,237
State Street Bank and Trust Company	429,504	(244,877)	—	—	184,627

	$62,972,056	$(11,847,155)	$(3,788,794)	$—	$47,336,107

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged[4]	Non-Cash Collateral	Net Amount[5]
By Counterparty[3]
Barclays Bank PLC	$(1,424,688)	$1,424,688	$—	$—	$—
Citibank N.A.	(250,533)	—	250,533	—	—
Goldman Sachs & Co.	(1,724,598)	1,698,607	25,991	—	—
Goldman Sachs International	(318,082)	318,082	—	—	—
JP Morgan Chase & Co.	(85,440)	—	—	—	(85,440)
Morgan Stanley Capital Services LLC	(3,836,640)	3,836,640	—	—	—

Cayman Subsidiary
Bank Of America Merrill Lynch	(1,563)	1,563	—	—	—
Barclays Bank PLC	(227,460)	227,460	—	—	—
Citibank N.A.	(443,336)	443,336	—	—	—
Goldman Sachs International	(669,234)	669,234	—	—	—
J.P. Morgan Securities LLC	(2,531,556)	2,531,556	—	—	—
JP Morgan Chase Bank N.A.	(145,277)	—	—	—	(145,277)
Morgan Stanley Capital Services LLC	(151,932)	151,932	—	—	—
State Street Bank and Trust Company	(299,180)	299,180	—	—	—

Domestic Subsidiary IV
Goldman Sachs International	(1,013,440)	—	—	—	(1,013,440)
State Street Bank and Trust Company	(244,877)	244,877	—	—	—

	$(13,367,836)	$11,847,155	$276,524	$—	$(1,244,157)

[1]	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

[4]	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]	Net amount represents the net amount payable to the individual counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,174,751,969	$4,135,683	$17,856,976	$1,196,744,628
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	221,900,662	—	221,900,662
Convertible Bonds	—	2,303,261	189,737	2,492,998
Bank Debt	—	122,340,729	34,136,177	156,476,906
Corporate Bonds & Notes	—	294,859,290	2,803,905	297,663,195
Sovereign Debt	—	140,664,319	—	140,664,319
Mortgage-Backed Securities	—	1,336,654,922	—	1,336,654,922
U.S. Treasury Obligations	—	52,963,888	—	52,963,888
Closed-End Fund	44,323,825	—	—	44,323,825
Warrants	—	2,224	—	2,224
Rights	—	—	—	—
Repurchase Agreements	—	74,760,673	—	74,760,673
Money Market Fund	1	—	—	1
Undertakings for Collective Investment in Transferable Securities	81,745,952	—	—	81,745,952
Exchange-Traded Funds	5,198,037	—	—	5,198,037
Purchased Options	21,538,825	22,782,538	—	44,321,363
Subtotal	1,327,558,609	2,273,368,189	57,000,132	3,657,926,930
Investments Valued at NAV	—	—	—	431,790,629
Total Investments in Securities	$1,327,558,609	$2,273,368,189	$57,000,132	$4,089,717,559
Other Financial Instruments:
Unfunded Loan Commitments(a)	—	120,415	—	120,415
Futures Contracts	38,182,913	—	—	38,182,913
Centrally Cleared Credit Default Swaps	—	7,630,162	—	7,630,162
OTC Credit Default Swaps	—	457,467	—	457,467
OTC Total Return Swaps	—	38,022,877	—	38,022,877
Forward Foreign Currency Exchange Contracts	—	1,709,174	—	1,709,174
Centrally Cleared Interest Rate Swaps	—	5,576,498	—	5,576,498
Total Investments in Securities and Other Financial Instruments	$1,365,741,522	$2,326,884,782	$57,000,132	$4,181,417,065

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(681,103,606)	$—	$(12,506)	$(681,116,112)
Corporate Bonds & Notes	—	(9,831,187)	—	(9,831,187)
Sovereign Debt	—	(47,220,130)	—	(47,220,130)
Mortgage-Backed Securities	—	(869,941,478)	—	(869,941,478)
U.S. Treasury Obligations	—	(17,554,361)	—	(17,554,361)
Exchange-Traded Funds	(8,259,343)	—	—	(8,259,343)
Rights	—	—	(29)	(29)
Total Securities Sold Short	(689,362,949)	(944,547,156)	(12,535)	(1,633,922,640)
Other Financial Instruments:
Options Written	(17,528,812)	(5,205,854)	—	(22,734,666)
Futures Contracts	(24,839,175)	—	—	(24,839,175)
Centrally Cleared Credit Default Swaps	—	(9,206,981)	—	(9,206,981)
OTC Total Return Swaps	—	(4,161,005)	—	(4,161,005)
Forward Foreign Currency Exchange Contracts	—	(574,899)	—	(574,899)
Centrally Cleared Interest Rate Swaps	—	(4,595,263)	—	(4,595,263)
OTC Credit Default Swaps	—	(3,426,078)	—	(3,426,078)
Total Securities Sold Short and Other Financial Instruments	$(731,730,936)	$(971,717,236)	$(12,535)	$(1,703,460,707)

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	N/A	5,215,717	N/A	9,693,783	Semi-Annual with 60 days’ notice	—	14,909,500

Macro Strategies(2)	N/A	N/A	N/A	184,731,722	Monthly with 90 days’ notice	—	184,731,722

Macro Strategies(2)	N/A	N/A	N/A	177,230,449	Daily with 6 days’ notice	—	177,230,449

Macro Strategies(2)	N/A	N/A	N/A	54,918,957	Monthly with 60 days’ notice	—	54,918,957

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2025	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of September 30, 2025	Unrealized Gain/(Loss) as of September 30, 2025
Common Stocks	12,842,427	$3,229,015	(3,018,903)	$290,122	$—	$—	$—	$4,514,315	17,856,976	$9,964,605
Preferred Stocks	2,013,337	—	—	—	—	—	—	—	2,013,337	(995,273)
Bank Debt	28,344,124	6,664,197	(13,333,372)	11,309,834	191,993	82,332	(9,932)	887,001	34,136,177	782,037
Convertible Bonds	337,339	—	—	142,519	(290,122)	307	—	(306)	189,737	1,777
Corporate Bonds & Notes	1,658,736	2,361,865	(48,174)	179,873	—	82,736	(147)	(1,430,984)	2,803,905	(4,361,404)
Warrants	4,178,965	—	(4,178,965)	—	—	—	—	—	—	—
Rights	1,294	—	(1,294)	—	—	—	—	—	—	—
Common Stock Sold Short	(12,506)	—	—	—	—	—	—	—	(12,506)	(1,049)
Exchange-Traded Call Options	12,694	—	—	—	—	—	(171,952)	159,258	—	—
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512

	$49,376,381	$12,255,077	$(20,580,708)	$11,922,348	$(98,129)	$165,375	$(182,031)	$4,129,284	$56,987,597	$5,391,205

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2025.

Assets	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ Inputs Utilized	Fair Value at September 30, 2025
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	N/A	$27,728,265
	Comparable Company Multiples	EBITDA Multiple	10.0x(a)	5,513,257
		Estimated Forward EBITDA	12.0x-17.0x(a)	894,655
Common Stock	Broker-dealer Quotations	Indicative Bid	N/A	17,566,854
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a)	290,122
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	N/A	2,803,905
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a)	189,737
Preferred Stock	Broker-dealer Quotations	Indicative Bid	N/A	2013,337
Rights	Broker-dealer Quotations	Indicative Bid	N/A	0^

Total Investments in Securities and Other Financial Instruments					$57,000,132

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.
^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Liabilities	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ Inputs Utilized	Fair Value at September 30, 2025
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	$(12,506)
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	(29)
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	0^

Total Securities Sold Short and Other Financial Instruments:				$(12,535)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six months ended September 30, 2025, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom Blackstone Securities Partners L.P. (“BSP” or the “Distributor”) has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80%. During the six months ended September 30, 2025, the Fund paid the Investment Adviser $35,882,580 in management fees. From this amount, the Investment Adviser paid $25,294,297 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 1.34% (annualized) of the Fund’s average daily net assets. The Investment Advisor paid, in the aggregate, $1,465,494 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C., Blackstone Liquid Credit Strategies LLC, and Harvest Fund Advisors LLC, each an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Investment Adviser, which amounted to 0.08% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA). For the six month period ended September 30, 2025 the Fund has recorded a receivable from the Investment Adviser of $332,240.

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2027 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2027 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the three-year period ended September 30, 2025, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At the six months ended September 30, 2025, the Fund has an amount payable to FINCO of $1,324,663.

Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BAAM for such expenses paid on behalf of the Fund. BAAM does not charge any fees for providing such administrative services. At the six months ended September 30, 2025, the Fund has an amount payable to BAAM of $124,592.

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At the six months ended September 30, 2025, the Fund has an amount payable to BASP of $593.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At the six months ended September 30, 2025, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. BSP., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of their investment and/or their investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those caused by bank closures, epidemics and pandemics, economic, natural, and man-made disasters, government action, rapid technological development, or significant geopolitical events, such as war, terrorism, sanctions, tariffs, or trade disputes could adversely affect the liquidity and volatility of securities held by the Fund and could increase the Fund’s exposure to the other risks detailed in this report. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the investments held by the Fund will underperform the markets, the relevant indices, or the investments selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of the Fund’s securities and other assets from such counterparty will be extinguished, delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are often illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. This risk is elevated compared to historical market conditions because of recent monetary policy measures, the current interest rate environment, and the historically high prevailing inflation rates. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the value of shareholders’ investments in the Fund.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six months ended September 30, 2025 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$2,520,145,995	$4,649,432,883	$2,534,340,476	$3,884,694,061
Excluding TBAs	$2,520,145,995	$88,250,929	$2,534,340,476	$23,835,194

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2024. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2025, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,382,695,869	$395,878,020	$(281,039,261)	$114,838,759

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2025 (Unaudited)

12. Borrowings Under Credit Facility

As of September 30, 2025, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank in an aggregate principal amount of up to $400,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the State Street Bank. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (4.09% at September 30, 2025). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Aggregate Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. For the six months ended September 30, 2025, the Fund had no borrowings.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Trustee who is not an “interested person” (as defined in the 1940 Act) of Blackstone Alternative Multi-Strategy Fund (the “Fund”) (each, an “Independent Trustee”) is paid by the Fund at the annualized equivalent of the rates included below per fiscal year in the aggregate for the services to the Fund (including the Fund’s three wholly-owned and controlled subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Subsidiaries”)).

As of August 4, 2025, Mr. Brown is being treated as an “interested person” (as defined in the 1940 Act) of the Fund (an “Interested Trustee”). Accordingly, for the period from April 1, 2025 through August 3, 2025, Mr. Brown was paid by the Fund at a rate of $150,000 per fiscal year in the aggregate, prorated for such period, and for the period from August 4, 2025 through September 30, 2025, Mr. Brown was paid by the Fund at a rate of $129,000 per fiscal year in the aggregate, prorated for such period, for his services to the Fund (excluding the Subsidiaries).

The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund an additional $35,000 and $15,000 per fiscal year, respectively. The Fund pays for the Trustees’ travel expenses related to Board of Trustees meetings.

The following tables set forth information covering the total compensation payable by the Fund during the six months ended September 30, 2025, to the persons who served as Trustees and officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation from the Fund
Frank J. Coates	$92,500
Paul J. Lawler	$75,000
Kristen M. Leopold	$82,500

Interested Trustee:

Name of Interested Trustee	Aggregate Compensation from the Fund
Peter Koffler	None
John M. Brown[1]	$75,000

[1]	Mr. Brown was treated as an Interested Trustee due to a family member’s relationship with a sub-adviser to the Fund from August 4, 2025 through the end of the period on September 30, 2025.

The Fund also pays for a portion of the compensation for the Fund’s Chief Compliance Officer. The following table sets forth information covering the total compensation payable by the Fund, during the six months ended September 30, 2025, to the Fund’s Chief Compliance Officer, William Renahan, during the period. No other officer received any compensation from the Fund during the period.

Compensated Officer:

Name of Officer	Aggregate Compensation from the Fund
Chief Compliance Officer	$50,625

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in-person on May 21-22, 2025 and August 19, 2025, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”) and (ii) a new investment sub-advisory agreement (“New Sub-Advisory Agreement”, and together with the Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Bayforest Capital Limited (“Bayforest”)

•	D. E. Shaw Investment Management, L.L.C (“D. E. Shaw”)

•	Two Sigma Advisers, LP (“Two Sigma”)

•	Varick Capital Partners LP (“Varick”)

•	Caspian Capital LP (“Caspian”)

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview Asset Management, LLC (“Bayview”)

•	Fort Baker Capital Management LP (“Fort Baker”)

•	Harvest Fund Advisors LLC (“Harvest”)

•	Maren Capital LLC (“Maren”)

•	Nephila Capital Ltd. (“Nephila”)

•	North Reef Capital Management LP (“North Reef”)

•	Seiga Asset Management Limited (“Seiga”)

•	Seven Grand Managers LLC (“Seven Grand”)

New Sub-Advisory Agreement (approved at May meeting)

•	Callodine Capital Management, LP (“Callodine”)

The Board noted that BAIA and the Fund relied on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve any new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the Sub-Advisers considered at the May 2025 meeting and August 2025 meeting generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s background, investment strategy, investment research and portfolio construction process, investment thesis, and risk management strategy; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and risk characteristics of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and

(3)	a completed sub-adviser 15(c) questionnaire, and responses to any follow-up questions, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of the New Sub-Advisory Agreement at its May 2025 meeting generally included:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding the Sub-Adviser, investment strategy, and risk management strategy; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the New Sub-Advisory Agreement;

(2)

a Summary of Investment Committee Memo, which covered, among other things, summary information regarding the Sub-Adviser’s background, investment thesis and process, portfolio construction, historical and targeted performance, fit within the Fund’s portfolio, key risks associated with the Sub-Adviser, and approach to risk management;

(3)	a sub-adviser 15(c) questionnaire, which provided the Sub-Adviser’s responses to the Independent Trustees’ request for information; and

(4)	information regarding the Sub-Adviser’s affiliates.

Additionally, the Board received a copy of the new Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement and the New Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and financial condition;

(2)	the Sub-Adviser’s strengths;

(3)	the percentage of Fund assets that are, or are expected to be, allocated to the Sub-Adviser;

(4)	where applicable, the investment return on assets that are, or were previously, managed by the Sub-Adviser and related investment risks;

(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;

(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(7)	where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;

(8)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and

(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of each Sub-Adviser. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by such Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees paid to BAIA and other Fund operating expenses) over various periods, including in many cases the 2024, year-to-date, and inception-to-date periods, all as compared to the investment returns of certain of the following indices: (i) S&P 500 TR Index (the “SPXT”); (ii) the Secured Overnight Financing Rate (“SOFR”) +3%; (iii) the Sub-Adviser’s hedge fund strategy (the “Sub-Adviser Hedge Fund Strategy”); (iv) the HFRI Credit Index (“HFRICI”); (v) the HFRI Equity Hedge Total Index (“HFRIEHTI”); (vi) the HFR Quantitative Directional Index (“HFRQDI”); and (vii) the SG CTA Index ( “SGCTA”). In addition, the Board considered information about the inception-to-date performance risk measurements of the Fund assets that are or were managed by the Sub-Adviser, if any, and the inception-to-date performance risk measurements of the SPXT, SOFR +3%, the Sub-Adviser Hedge Fund Strategy, HFRICI, HFRIEHTI, HFRQDI, and SGCTA, as applicable, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. It was noted that, because Callodine is a newly proposed sub-adviser, there is no prior performance to consider with respect to BAMSF.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser to the Fund.

The Board noted that the compensation paid, or to be paid, to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser would not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the applicable Sub-Adviser. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, and that the absence or presence of breakpoints in Sub-Advisory Agreements did not directly impact the Fund because BAIA paid the Sub-Advisers out of the fee it received from the Fund (which did not contain breakpoints).

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA, as applicable. The Board noted that each Sub-Adviser benefited, or would benefit, from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation or approval (as applicable) of the proposed Sub-Advisory Arrangements as in the best interests of the Fund and its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any Sub-Adviser derives an inappropriate advantage. The Independent Trustees were assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s co-principal executive officers and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

(4)	Not applicable.

(5)	Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date December 3, 2025

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date December 3, 2025

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date December 3, 2025

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date December 3, 2025